Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.08%

Communication Services : 6.38%

Diversified Telecommunication Services : 2.48%
Verizon Communications Incorporated	152,600	$8,875,216

Entertainment : 2.04%
Activision Blizzard Incorporated	144,218	7,297,431

Media : 1.86%
Omnicom Group Incorporated	87,900	6,685,674

Consumer Discretionary : 7.90%

Hotels, Restaurants & Leisure : 2.50%
Carnival Corporation	203,100	8,952,648

Household Durables : 1.66%
Whirlpool Corporation	42,700	5,939,143

Textiles, Apparel & Luxury Goods : 3.74%
Gildan Activewear Incorporated	197,700	7,251,636
HanesBrands Incorporated	449,597	6,141,494

		13,393,130
Consumer Staples : 1.80%

Tobacco : 1.80%
Philip Morris International Incorporated	89,400	6,444,846

Energy : 3.16%

Energy Equipment & Services : 1.02%
Schlumberger Limited	112,200	3,638,646

Oil, Gas & Consumable Fuels : 2.14%
Exxon Mobil Corporation	111,900	7,662,912

Financials : 28.94%

Banks : 5.51%
JPMorgan Chase & Company	98,400	10,810,224
PNC Financial Services Group Incorporated	69,200	8,921,956

		19,732,180
Capital Markets : 9.41%
Brookfield Asset Management Incorporated Class A	199,900	10,316,839
Intercontinental Exchange Incorporated	77,500	7,244,700
State Street Corporation	207,400	10,641,694
The Charles Schwab Corporation	143,400	5,487,918

		33,691,151
Consumer Finance : 3.03%
Synchrony Financial	338,000	10,832,900

Diversified Financial Services : 2.36%
Berkshire Hathaway Incorporated Class B †	41,490	8,439,481

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

	Shares	Value
Insurance : 8.63%
Arch Capital Group Limited †	216,400	$8,547,800
Chubb Limited	58,300	9,111,124
Fidelity National Financial Incorporated	222,300	9,767,862
The Progressive Corporation	45,900	3,479,220

		30,906,006
Health Care : 11.95%

Health Care Equipment & Supplies : 3.95%
Becton Dickinson & Company	23,400	5,941,728
Medtronic plc	75,800	8,178,062

		14,119,790
Health Care Providers & Services : 4.05%
Laboratory Corporation of America Holdings †	39,800	6,668,888
UnitedHealth Group Incorporated	33,500	7,839,000

		14,507,888
Pharmaceuticals : 3.95%
Allergan plc	37,800	6,037,416
Johnson & Johnson	63,200	8,112,352

		14,149,768
Industrials : 17.91%

Air Freight & Logistics : 2.95%
United Parcel Service Incorporated Class B	89,100	10,572,606

Building Products : 1.30%
Johnson Controls International plc	109,100	4,657,479

Electrical Equipment : 4.06%
AMETEK Incorporated	71,000	6,101,030
Eaton Corporation plc	104,500	8,435,240

		14,536,270
Industrial Conglomerates : 2.05%
3M Company	45,300	7,325,916

Machinery : 4.71%
Colfax Corporation «†	338,700	9,212,640
Snap-on Incorporated	51,400	7,642,152

		16,854,792
Trading Companies & Distributors : 2.84%
AerCap Holdings NV †	189,600	10,166,352

Information Technology : 10.34%

Electronic Equipment, Instruments & Components : 4.97%
Arrow Electronics Incorporated †	162,900	11,272,680
TE Connectivity Limited	71,600	6,531,352

		17,804,032
IT Services : 4.41%
Alliance Data Systems Corporation	24,000	2,950,800

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

			Shares	Value
IT Services (continued)
Amdocs Limited			141,300	$9,147,762
Leidos Holdings Incorporated			42,100	3,677,856

				15,776,418

Semiconductors & Semiconductor Equipment : 0.96%
Applied Materials Incorporated			71,600	3,438,232

Materials : 5.74%

Chemicals : 1.90%
Axalta Coating Systems Limited †			235,000	6,786,800

Containers & Packaging : 2.13%
Crown Holdings Incorporated †			115,900	7,630,856

Metals & Mining : 1.71%
Reliance Steel & Aluminum Company			63,100	6,135,213

Real Estate : 1.96%

Real Estate Management & Development : 1.96%
CBRE Group Incorporated Class A			134,200	7,014,634

Total Common Stocks (Cost $269,665,286)				343,968,410

		Yield
Short-Term Investments : 6.07%

Investment Companies : 6.07%
Securities Lending Cash Investments LLC (l)(r)(u)		2.24%	8,765,448	8,766,325
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04	12,982,107	12,982,107

Total Short-Term Investments (Cost $21,748,432)				21,748,432

Total investments in securities (Cost $291,413,718)	102.15%			365,716,842

Other assets and liabilities, net	(2.15)			(7,705,334)

Total net assets	100.00%			$358,011,508

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	15,503,409	6,737,961	8,765,448	$8,766,325
Wells Fargo Government Money Market Fund Select Class	11,857,445	31,782,340	30,657,678	12,982,107	12,982,107

					$21,748,432	6.07%

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	22,858,321	0	0	22,858,321
Consumer discretionary	28,284,921	0	0	28,284,921
Consumer staples	6,444,846	0	0	6,444,846
Energy	11,301,558	0	0	11,301,558
Financials	103,601,718	0	0	103,601,718
Health care	42,777,446	0	0	42,777,446
Industrials	64,113,415	0	0	64,113,415
Information technology	37,018,682	0	0	37,018,682
Materials	20,552,869	0	0	20,552,869
Real estate	7,014,634	0	0	7,014,634
Short-term investments
Investment companies	21,748,432	0	0	21,748,432

Total assets	$365,716,842	$0	$0	$365,716,842

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 37.89%
FHLMC (1 Month LIBOR +0.30%) ±	2.50%	8-15-2040	$7,414,073	$7,421,337
FHLMC	2.50	6-1-2028	3,451,649	3,506,796
FHLMC	2.50	6-1-2028	3,621,867	3,679,793
FHLMC (1 Month LIBOR +0.35%) ±	2.74	12-15-2048	2,414,759	2,409,966
FHLMC	3.00	5-1-2047	2,254,063	2,330,904
FHLMC	3.00	10-15-2047	20,027,994	20,495,802
FHLMC	3.00	6-15-2048	16,803,382	17,177,690
FHLMC	3.00	6-1-2049	4,538,723	4,638,001
FHLMC	3.50	5-1-2046	12,295,291	12,934,676
FHLMC	3.50	6-1-2046	2,686,970	2,826,696
FHLMC	3.50	2-1-2048	3,436,018	3,584,198
FHLMC	3.50	2-1-2048	20,232,479	21,284,300
FHLMC	3.50	2-1-2048	20,602,244	21,652,213
FHLMC	3.50	4-1-2049	7,178,301	7,526,086
FHLMC	3.50	7-1-2049	3,704,233	3,818,527
FHLMC	3.50	7-1-2049	7,941,440	8,347,303
FHLMC	3.50	8-1-2049	10,647,134	11,191,276
FHLMC	3.50	9-1-2049	2,599,852	2,680,565
FHLMC	3.50	9-1-2049	1,198,487	1,259,740
FHLMC	4.00	1-1-2035	219,237	235,436
FHLMC	4.00	1-1-2036	348,179	369,088
FHLMC	4.00	10-1-2036	2,225,821	2,359,409
FHLMC	4.00	3-1-2037	266,092	284,428
FHLMC	4.00	3-1-2037	298,546	320,574
FHLMC	4.00	3-1-2037	518,305	549,073
FHLMC	4.00	4-1-2037	2,243,803	2,377,097
FHLMC	4.00	4-1-2037	2,772,080	2,962,888
FHLMC	4.00	2-1-2049	34,481,373	35,983,922
FHLMC	4.00	5-1-2049	3,325,859	3,489,965
FHLMC	4.00	7-1-2049	15,096,376	16,305,052
FHLMC	4.50	6-1-2039	253,932	286,119
FHLMC	4.50	7-1-2039	276,331	311,449
FHLMC	5.00	5-1-2048	11,413,292	12,627,021
FHLMC	6.50	4-1-2021	231	232
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	3.25	10-15-2023	11,460	11,623
FHLMC Series 1897 Class K	7.00	9-15-2026	430	474
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	2.90	2-15-2027	1,452	1,467
FHLMC Series 2423 Class MC	7.00	3-15-2032	9,348	10,883
FHLMC Series 264 Class 30	3.00	7-15-2042	16,986,901	17,667,825
FHLMC Series 4705 Class A	4.50	9-15-2042	6,474,631	7,025,035
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,823,698	1,901,705
FHLMC Series 4767 Class KA	3.00	3-15-2048	9,141,599	9,494,105
FHLMC Series 4786 Class DP	4.50	7-15-2042	4,821,862	4,991,666
FHLMC Series 4787 Class AK	3.00	5-15-2048	6,288,968	6,399,019
FHLMC Series 4796 Class AK	3.00	5-15-2048	17,617,862	18,021,422
FHLMC Series 4897 Class F (1 Month LIBOR +0.40%) ±	2.60	7-15-2049	2,333,867	2,333,550
FNMA	1.50	4-25-2043	1,733,145	1,686,987
FNMA (1 Month LIBOR +0.25%) ±	2.40	11-25-2048	12,041,610	11,964,007
FNMA (1 Month LIBOR +0.35%) ±	2.50	5-25-2049	7,337,882	7,322,160
FNMA	2.50	8-1-2031	5,126,577	5,200,068
FNMA (1 Month LIBOR +0.45%) ±	2.60	10-25-2046	14,804,636	14,796,797
FNMA (12 Month LIBOR +1.58%) ±	2.62	5-1-2045	4,242,494	4,313,696
FNMA (12 Month LIBOR +1.59%) ±	2.66	1-1-2046	20,527,078	20,882,720
FNMA (12 Month LIBOR +1.58%) ±	2.75	6-1-2045	5,681,280	5,796,970
FNMA (1 Month LIBOR +0.40%) ±	2.80	4-25-2059	4,444,072	4,438,793
FNMA (12 Month LIBOR +1.60%) ±	2.95	8-1-2047	3,882,190	3,964,570
FNMA	3.00	1-1-2043	8,311,581	8,604,489
FNMA	3.00	7-25-2049	6,368,176	6,661,942
FNMA	3.00	7-25-2049	8,103,805	8,523,197
FNMA %%	3.00	9-12-2049	120,300,000	133,395,358
FNMA (12 Month LIBOR +1.62%) ±	3.13	3-1-2047	4,995,725	5,107,000
FNMA	3.50	9-1-2033	819,280	861,143
FNMA	3.50	5-1-2036	6,976,945	7,282,966

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	9-1-2036	$1,163,449	$1,222,820
FNMA	3.50	12-1-2036	7,727,085	8,096,889
FNMA	3.50	3-1-2046	4,801,229	5,048,372
FNMA	3.50	8-1-2048	7,181,927	7,547,977
FNMA	3.50	5-1-2049	1,870,684	1,936,000
FNMA	3.50	5-1-2049	17,832,281	18,405,034
FNMA	3.50	6-1-2049	2,316,845	2,404,398
FNMA	3.50	6-1-2049	41,137,300	43,191,231
FNMA	3.50	6-1-2049	14,827,565	15,617,143
FNMA	3.50	7-1-2049	34,448,956	36,283,481
FNMA	3.50	7-1-2049	21,661,510	22,768,551
FNMA	3.50	8-1-2049	2,781,275	2,923,431
FNMA	3.50	8-1-2049	36,043,155	37,885,242
FNMA	3.50	8-1-2049	19,687,893	20,784,536
FNMA	3.50	8-1-2049	60,862,893	63,973,527
FNMA %%	3.50	9-12-2049	131,700,000	135,362,906
FNMA	4.00	7-1-2033	3,279,800	3,443,715
FNMA	4.00	9-1-2033	6,032,598	6,345,488
FNMA	4.00	7-1-2036	5,562,596	5,893,988
FNMA	4.00	9-1-2036	2,180,545	2,308,323
FNMA	4.00	11-1-2036	1,639,520	1,737,181
FNMA	4.00	12-1-2036	384,393	407,066
FNMA	4.00	10-1-2037	2,847,235	3,014,347
FNMA	4.00	5-1-2045	7,403,843	7,850,801
FNMA	4.00	8-1-2045	5,685,845	6,083,067
FNMA	4.00	9-1-2045	1,359,433	1,482,028
FNMA	4.00	9-1-2045	9,935,568	10,629,448
FNMA	4.00	11-1-2045	4,986,706	5,335,114
FNMA	4.00	12-1-2045	8,831,984	9,429,983
FNMA	4.00	10-1-2046	798,407	847,511
FNMA	4.00	12-1-2046	968,902	1,027,715
FNMA	4.00	4-1-2047	817,388	890,963
FNMA	4.00	4-1-2047	963,433	1,009,662
FNMA	4.00	4-1-2047	954,725	1,020,381
FNMA	4.00	7-1-2047	3,126,686	3,299,420
FNMA	4.00	9-1-2047	3,825,003	4,048,163
FNMA	4.00	10-1-2047	2,949,192	3,122,086
FNMA	4.00	10-1-2047	804,527	876,951
FNMA	4.00	10-1-2047	758,815	820,127
FNMA	4.00	11-1-2047	454,701	481,357
FNMA	4.00	11-1-2047	948,249	1,004,105
FNMA ##	4.00	11-1-2047	30,784,774	32,326,060
FNMA ##	4.00	8-1-2048	48,649,290	51,042,607
FNMA	4.00	9-1-2048	34,073,665	35,749,968
FNMA	4.00	1-1-2049	19,934,720	20,675,373
FNMA	4.00	1-1-2049	34,517,556	35,996,109
FNMA	4.00	3-1-2049	3,378,084	3,586,830
FNMA	4.00	4-1-2049	4,513,962	4,795,654
FNMA	4.00	4-1-2049	13,981,088	14,994,104
FNMA	4.00	5-1-2049	570,477	606,077
FNMA	4.00	5-1-2049	877,524	917,849
FNMA	4.00	5-1-2049	1,013,953	1,059,312
FNMA	4.00	6-1-2049	4,429,592	4,708,736
FNMA	4.00	6-1-2049	45,100,348	47,118,020
FNMA	4.50	5-1-2034	1,643,315	1,771,548
FNMA	4.50	6-1-2041	307,414	334,499
FNMA	4.50	3-1-2043	3,429,741	3,731,555
FNMA	4.50	3-1-2044	1,071,460	1,165,083
FNMA	4.50	10-1-2045	5,576,013	6,063,269
FNMA	4.50	2-1-2046	143,359	155,713
FNMA	4.50	3-1-2048	2,390,965	2,582,042
FNMA	4.50	4-1-2048	4,700,807	5,076,492
FNMA	4.50	5-1-2048	2,948,682	3,184,347

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	6-1-2048	$5,649,987	$6,235,870
FNMA	4.50	8-1-2048	5,147,618	5,681,404
FNMA	4.50	10-1-2048	3,070,889	3,316,330
FNMA	4.50	2-1-2049	13,113,062	14,283,539
FNMA	4.50	3-1-2049	4,827,062	5,194,762
FNMA	4.50	4-1-2049	3,671,228	3,964,316
FNMA	4.50	5-1-2049	1,626,756	1,756,625
FNMA	4.50	6-1-2049	9,070,908	9,880,608
FNMA	4.50	7-1-2049	8,617,935	9,387,224
FNMA	4.50	8-1-2049	7,887,650	8,584,595
FNMA	5.00	7-1-2044	629,818	689,890
FNMA	5.00	6-1-2048	15,865,864	17,708,836
FNMA	5.00	9-1-2048	3,059,891	3,339,431
FNMA	5.00	10-1-2048	181,054	200,209
FNMA	5.00	10-1-2048	8,126,638	9,070,673
FNMA	5.00	1-1-2049	11,672,292	12,750,581
FNMA	5.00	2-1-2049	31,249,655	34,879,791
FNMA	5.00	6-1-2049	50,041,746	55,092,329
FNMA	5.00	8-1-2049	56,312,285	62,854,250
FNMA	5.00	8-1-2049	31,691,526	35,044,699
FNMA	5.50	6-1-2049	19,418,483	21,888,851
FNMA	6.00	4-1-2022	4,144	4,561
FNMA	6.00	2-1-2029	3,924	4,325
FNMA	6.00	3-1-2033	35,436	40,592
FNMA	6.00	11-1-2033	12,448	14,241
FNMA Series 1999-54 Class LH	6.50	11-25-2029	8,136	9,086
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	78,988
FNMA Series 2017-13 Class PA	3.00	8-25-2046	5,466,464	5,750,347
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	2,108,000	2,242,186
FNMA Series 2018-14 Class KC	3.00	3-25-2048	5,709,458	5,921,585
FNMA Series 2018-15 Class AB	3.00	3-25-2048	2,019,389	2,103,814
FNMA Series 2018-43 Class CT	3.00	6-25-2048	16,777,465	17,099,216
FNMA Series 2018-45 Class GA	3.00	6-25-2048	14,880,582	15,127,848
FNMA Series 2018-56 Class CH	3.00	8-25-2048	8,367,002	8,528,953
FNMA Series 2018-57 Class PT	3.00	8-25-2048	6,621,911	6,761,001
FNMA Series 2018-59 Class DA	3.00	8-25-2048	18,751,936	19,114,896
FNMA Series 2018-8 Class KL	2.50	3-25-2047	7,165,995	7,251,376
FNMA Series 414 Class A35	3.50	10-25-2042	14,812,905	15,834,240
GNMA %%	3.00	10-21-2049	16,500,000	16,996,933
GNMA %%	3.00	11-20-2049	80,200,000	82,533,944
GNMA	3.50	5-20-2046	3,676,483	3,908,812
GNMA	3.50	7-20-2046	15,329,569	16,136,803
GNMA	3.50	1-20-2047	3,180,866	3,375,084
GNMA	3.50	1-20-2048	11,067,624	11,652,386
GNMA	3.50	1-20-2048	6,379,808	6,722,719
GNMA	3.50	1-20-2048	2,103,716	2,229,595
GNMA	3.50	1-20-2048	5,728,554	6,050,809
GNMA	3.50	8-20-2049	1,947,733	2,048,410
GNMA	3.50	8-20-2049	2,192,002	2,293,086
GNMA	3.50	8-20-2049	3,461,967	3,595,872
GNMA %%	3.50	9-19-2049	23,300,000	24,206,516
GNMA %%	3.50	11-20-2049	28,500,000	29,563,183
GNMA	4.00	10-20-2047	1,875,755	1,999,063
GNMA	4.00	3-20-2048	2,315,626	2,429,823
GNMA	4.00	4-20-2048	3,541,405	3,721,466
GNMA	4.00	4-20-2048	2,868,259	3,023,099
GNMA	4.00	4-20-2048	1,882,970	1,991,225
GNMA	4.00	5-20-2049	3,233,007	3,454,990
GNMA	4.00	6-20-2049	9,458,832	9,884,077
GNMA	4.00	6-20-2049	10,896,947	11,643,265
GNMA	4.00	7-20-2049	7,770,011	8,302,175
GNMA	4.00	8-20-2049	25,598,000	26,764,939
GNMA	4.50	8-15-2047	1,958,243	2,130,668

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	2-20-2049	$12,480,363	$13,580,569
GNMA	4.50	3-20-2049	6,217,745	6,682,333
GNMA	4.50	3-20-2049	1,465,050	1,575,120
GNMA	4.50	4-20-2049	10,387,533	10,886,954
GNMA	4.50	4-20-2049	3,267,809	3,513,048
GNMA	4.50	5-20-2049	4,116,704	4,329,432
GNMA	4.50	5-20-2049	2,781,393	2,990,724
GNMA	4.50	5-20-2049	2,536,631	2,727,528
GNMA	4.50	5-20-2049	1,960,672	2,108,229
GNMA	5.00	12-20-2039	232,653	256,315
GNMA	5.00	11-20-2045	370,963	405,937
GNMA	5.00	3-20-2048	26,267,710	27,943,709
GNMA	5.00	6-20-2048	21,972,252	23,182,577
GNMA	5.00	1-20-2049	9,756,679	10,757,141
GNMA	5.00	2-20-2049	3,889,578	4,190,096
GNMA	5.00	3-20-2049	3,794,658	3,996,036
GNMA	5.00	3-20-2049	3,373,516	3,629,975
GNMA	5.00	4-20-2049	30,298,201	31,915,132
GNMA	5.00	5-20-2049	26,613,618	28,135,339
GNMA	5.00	6-20-2049	3,983,047	4,210,772
GNMA	5.00	7-20-2049	6,903,198	7,314,457
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	1,721,656	1,943,277
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	8,444,012	8,607,121
GNMA Series 2019-20 Class JK	3.50	2-20-2049	21,052,392	21,631,160

Total Agency Securities (Cost $2,242,521,580)				2,280,255,025
Asset-Backed Securities : 9.25%
Avis Budget Rental Car Funding LLC Series 2017-1A Class A 144A	3.07	9-20-2023	1,620,000	1,662,020
Avis Budget Rental Car Funding LLC Series 2019-2A Class A 144A	3.35	9-22-2025	9,042,000	9,493,597
Avis Budget Rental Car Funding LLC Serries 2019-3A Class A1 144A	2.36	3-20-2026	12,005,000	12,066,492
Capital Auto Receivables Asset Trust Series 2016-2 Class A4	1.63	1-20-2021	166,686	166,580
College Ave Student Loans Series 2019- A Class A2 144A	3.28	12-28-2048	2,539,229	2,586,463
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) ±144A	3.80	11-26-2046	3,874,451	3,872,481
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	2,631,954	2,813,154
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	2,398,000	2,439,555
Ford Credit Auto Owner Trust Series 2017-2 Class A 144A	2.36	3-15-2029	13,970,000	14,154,871
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	14,175,000	14,944,946
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	6,304,000	6,657,483
Ford Credit Auto Owner Trust Series 2019-1 Class A 144A	3.52	7-15-2030	11,354,000	11,992,927
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	5,139,000	5,161,953
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	6,650,000	6,711,689
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	518,000	520,843
Hertz Vehicle Financing LLC Series 2017-1A Class A 144A	2.96	10-25-2021	4,777,000	4,817,620
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	4,212,000	4,334,536
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	5,490,000	5,618,186
Hertz Vehicle Financing LLC Series 2018-3A Class A 144A	4.03	7-25-2024	5,685,000	6,019,002
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	8,669,000	8,960,327
Hertz Vehicle Financing LLC Series 2019-2A Class A 144A	3.42	5-25-2025	15,301,000	15,963,165
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month LIBOR +0.51%) ±	2.66	6-25-2031	4,568,728	4,524,939
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) ±144A	3.80	10-15-2031	6,169,000	6,282,111
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) ±144A	2.90	9-16-2024	751,041	751,495
Navient Student Loan Trust Series 2015-1 Class A2 (1 Month LIBOR +0.60%) ±	2.75	4-25-2040	12,245,133	12,164,444
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	173,346	173,405
Navient Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.70%) ±144A	2.85	2-25-2070	7,377,862	7,350,545

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2016-3A Class A2 (1 Month LIBOR +0.85%) ±144A	3.00%	6-25-2065	$1,646,256	$1,650,898
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) ±144A	4.35	12-15-2045	2,567,944	2,651,397
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +0.77%) ±144A	2.92	9-25-2065	4,450,557	4,448,373
Navient Student Loan Trust Series 2017-5A Class A (1 Month LIBOR +0.80%) ±144A	2.95	7-26-2066	3,836,944	3,840,691
Navient Student Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) ±144A	3.10	12-16-2058	8,966,000	9,001,245
Navient Student Loan Trust Series 2018-A Class A2 144A	3.19	2-18-2042	2,233,000	2,293,096
Navient Student Loan Trust Series 2018-BA Class A2A 144A	3.61	12-15-2059	4,454,000	4,704,603
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	2,507,000	2,608,976
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	10,280,000	10,770,812
Navient Student Loan Trust Series 2018-EA Class A2 144A	4.00	12-15-2059	6,822,000	7,293,282
Navient Student Loan Trust Series 2019 -D Class A2A 144A	3.01	12-15-2059	10,199,000	10,432,884
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	12,133,000	12,770,723
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	8,228,000	8,661,793
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	8,809,000	9,178,177
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.44	1-25-2037	7,715,019	7,531,127
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	2.46	10-27-2036	2,739,925	2,671,508
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	2.39	10-25-2033	15,480,981	15,274,720
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	2.44	3-23-2037	19,332,794	19,040,807
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	2.46	12-24-2035	17,246,232	17,118,544
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	2.52	3-22-2032	3,946,615	3,807,327
Nelnet Student Loan Trust Series 2010-2A Class A (3 Month LIBOR +0.85%) ±144A	3.20	9-25-2048	16,415,057	16,409,474
Nelnet Student Loan Trust Series 2012-4A Class A (1 Month LIBOR +0.70%) ±144A	2.85	9-27-2038	5,259,801	5,268,883
Nelnet Student Loan Trust Series 2013-1A Class A (1 Month LIBOR +0.60%) ±144A	2.75	6-25-2041	4,057,465	3,995,728
Nelnet Student Loan Trust Series 2014-1A Class A (1 Month LIBOR +0.57%) ±144A	2.72	9-25-2041	2,153,568	2,132,903
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) ±144A	2.95	9-25-2065	7,462,959	7,499,429
Nelnet Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.44%) ±144A	2.93	9-27-2066	2,846,000	2,840,779
SLC Student Loan Trust Series 2005-2 Class A4 (3 Month LIBOR +0.16%) ±	2.57	12-15-2039	5,478,000	5,275,748
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) ±144A	3.16	12-15-2032	3,600,452	3,507,591
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) ±144A	2.88	10-25-2029	12,249,000	12,162,020
SLM Student Loan Trust Series 2005-3 Class A6 (3 Month LIBOR +0.15%) ±	2.43	4-25-2040	5,328,000	5,131,883
SLM Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	2.39	7-26-2021	10,777,609	10,696,585
SLM Student Loan Trust Series 2006-10 Class A6 (3 Month LIBOR +0.15%) ±	2.43	3-25-2044	9,462,000	9,054,272
SLM Student Loan Trust Series 2006-3 Class A5 (3 Month LIBOR +0.10%) ±	2.38	1-25-2021	6,330,428	6,247,191
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	2.34	7-25-2022	10,713,547	10,460,120
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	2.55	3-25-2025	1,742,729	1,690,079
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	3.10	9-25-2028	12,379,098	12,199,236

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	2.85%	1-25-2029	$10,711,482	$10,470,446
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	2.90	5-26-2026	2,828,373	2,796,501
SLM Student Loan Trust Series 2013-B Class A2B (1 Month LIBOR +1.10%) ±144A	3.30	6-17-2030	54,490	54,504
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) ±144A	3.20	6-15-2027	3,286,354	3,297,756
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	594,397	600,181
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) ±144A	3.60	7-15-2027	1,781,162	1,797,482
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	8,310,095	8,403,170
SMB Private Education Loan Trust Series 2016-A Class A2B (1 Month LIBOR +1.50%) ±144A	3.70	5-15-2031	10,927,199	11,092,160
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	3,959,895	3,968,940
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) ±144A	3.65	2-17-2032	10,904,733	11,077,506
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) ±144A	3.30	9-15-2034	4,258,837	4,293,997
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) ±144A	3.10	9-15-2034	3,168,176	3,176,666
SMB Private Education Loan Trust Series 2017-B Class A2A 144A	2.82	10-15-2035	3,950,573	4,020,870
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) ±144A	2.95	10-15-2035	7,966,890	7,921,920
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	1,872,000	2,003,674
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	9,258,000	9,735,743
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	2,844,479	2,877,469
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) ±144A	3.10	1-25-2039	490,227	492,135
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) ±144A	3.00	7-25-2039	1,051,350	1,057,109
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) ±144A	2.85	3-26-2040	1,076,505	1,079,635
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	666,000	676,670
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) ±144A	2.65	11-26-2040	807,043	807,767
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	9,979,000	10,164,480
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	8,978,000	9,314,365
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.67	2-25-2028	5,396	5,377
World Financial Network Credit Card Master Trust Series 2018-B Class A	3.46	7-15-2025	2,883,000	2,971,426

Total Asset-Backed Securities (Cost $547,016,141)				556,685,682

Corporate Bonds and Notes : 21.66%

Communication Services : 1.98%

Diversified Telecommunication Services : 0.90%
AT&T Incorporated	3.40	5-15-2025	3,995,000	4,196,039
AT&T Incorporated	3.80	2-15-2027	1,593,000	1,700,840
AT&T Incorporated	4.30	2-15-2030	1,389,000	1,542,387
AT&T Incorporated	4.35	3-1-2029	3,047,000	3,407,004
AT&T Incorporated	4.85	3-1-2039	1,961,000	2,255,036
AT&T Incorporated	5.15	2-15-2050	3,603,000	4,276,767
AT&T Incorporated	5.25	3-1-2037	1,168,000	1,388,429
AT&T Incorporated	5.35	12-15-2043	980,000	1,134,601
AT&T Incorporated	5.38	10-15-2041	1,569,000	1,860,683
AT&T Incorporated	5.45	3-1-2047	1,413,000	1,733,478
AT&T Incorporated	5.70	3-1-2057	1,168,000	1,479,496

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications Incorporated 144A	4.02%	12-3-2029	$5,174,000	$5,844,013
Verizon Communications Incorporated	4.13	8-15-2046	4,755,000	5,405,047
Verizon Communications Incorporated	4.27	1-15-2036	878,000	1,008,068
Verizon Communications Incorporated	4.33	9-21-2028	5,368,000	6,166,083
Verizon Communications Incorporated	4.40	11-1-2034	4,256,000	4,930,136
Verizon Communications Incorporated	4.52	9-15-2048	972,000	1,170,540
Verizon Communications Incorporated	4.67	3-15-2055	526,000	647,865
Verizon Communications Incorporated	5.01	4-15-2049	972,000	1,242,544
Verizon Communications Incorporated	5.50	3-16-2047	1,895,000	2,543,651

				53,932,707
Entertainment : 0.08%
The Walt Disney Company 144A	4.95	10-15-2045	1,895,000	2,572,403
Viacom Incorporated	5.85	9-1-2043	1,658,000	2,074,503

				4,646,906
Media : 1.00%
Charter Communications Operating LLC	4.46	7-23-2022	1,920,000	2,028,703
Charter Communications Operating LLC	5.38	5-1-2047	3,154,000	3,502,792
Comcast Corporation	3.30	10-1-2020	11,144,000	11,306,150
Comcast Corporation	3.45	10-1-2021	4,935,000	5,083,064
Comcast Corporation	3.70	4-15-2024	3,930,000	4,209,122
Comcast Corporation	3.95	10-15-2025	3,554,000	3,891,401
Comcast Corporation	4.00	3-1-2048	2,982,000	3,369,798
Comcast Corporation	4.15	10-15-2028	2,003,000	2,272,519
Comcast Corporation	4.60	10-15-2038	4,975,000	6,021,467
Comcast Corporation	4.70	10-15-2048	997,000	1,247,425
Comcast Corporation	4.95	10-15-2058	1,487,000	1,930,773
Discovery Communications LLC	4.13	5-15-2029	2,753,000	2,945,539
Discovery Communications LLC	5.30	5-15-2049	3,611,000	4,131,048
Fox Corporation 144A	4.03	1-25-2024	2,091,000	2,239,440
Fox Corporation 144A	4.71	1-25-2029	1,397,000	1,618,249
Fox Corporation 144A	5.58	1-25-2049	2,239,000	2,913,189
Time Warner Cable Incorporated	6.55	5-1-2037	1,389,000	1,681,711

				60,392,390
Consumer Discretionary : 0.79%

Automobiles : 0.10%
General Motors Company	5.95	4-1-2049	5,188,000	5,757,108

Hotels, Restaurants & Leisure : 0.40%
GLP Capital LP / GLP Financing II Incorporated	4.00	1-15-2030	3,804,000	3,834,850
GLP Capital LP / GLP Financing II Incorporated	5.30	1-15-2029	2,059,000	2,289,670
McDonald’s Corporation	2.63	9-1-2029	4,391,000	4,435,305
McDonald’s Corporation	3.63	9-1-2049	2,964,000	3,081,666
McDonald’s Corporation	4.45	9-1-2048	2,917,000	3,466,567
Starbucks Corporation	3.55	8-15-2029	1,997,000	2,185,079
Starbucks Corporation	3.75	12-1-2047	1,690,000	1,777,251
Starbucks Corporation	3.80	8-15-2025	211,000	228,830
Starbucks Corporation	4.50	11-15-2048	2,157,000	2,544,757

				23,843,975
Professional Services : 0.02%
G2SF (a)	3.50	9-1-2049	1,362,000	1,435,207

Specialty Retail : 0.27%
Home Depot Incorporated	4.50	12-6-2048	4,999,000	6,361,323
Lowe’s Companies Incorporated	3.65	4-5-2029	9,354,000	10,163,543

				16,524,866

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.74%

Beverages : 0.70%
Anheuser-Busch InBev Company	3.65%	2-1-2026	$4,093,000	$4,398,176
Anheuser-Busch InBev Company	4.90	2-1-2046	7,459,000	8,912,169
Anheuser-Busch InBev Worldwide Incorporated	4.15	1-23-2025	6,176,000	6,762,845
Anheuser-Busch InBev Worldwide Incorporated	4.90	1-23-2031	3,497,000	4,188,014
Anheuser-Busch InBev Worldwide Incorporated	5.55	1-23-2049	3,135,000	4,129,761
Constellation Brands Incorporated	3.15	8-1-2029	5,506,000	5,681,573
Constellation Brands Incorporated	3.20	2-15-2023	989,000	1,020,405
Constellation Brands Incorporated	3.50	5-9-2027	1,413,000	1,489,573
Constellation Brands Incorporated	3.60	2-15-2028	3,121,000	3,318,709
Constellation Brands Incorporated	3.70	12-6-2026	1,667,000	1,788,988
Constellation Brands Incorporated	4.40	11-15-2025	304,000	337,323

				42,027,536
Food & Staples Retailing : 0.58%
Costco Wholesale Corporation	2.75	5-18-2024	5,090,000	5,286,232
Costco Wholesale Corporation	3.00	5-18-2027	5,654,000	6,037,557
Walmart Incorporated	3.25	7-8-2029	4,439,000	4,865,586
Walmart Incorporated	3.55	6-26-2025	5,155,000	5,596,687
Walmart Incorporated	3.70	6-26-2028	10,245,000	11,508,370
Walmart Incorporated	3.95	6-28-2038	604,000	725,317
Walmart Incorporated	4.05	6-29-2048	1,005,000	1,251,391

				35,271,140
Food Products : 0.21%
Kraft Heinz Foods Company	2.80	7-2-2020	5,948,000	5,951,956
Nestle Holdings Incorporated 144A	3.10	9-24-2021	2,280,000	2,331,055
Nestle Holdings Incorporated 144A	3.35	9-24-2023	2,988,000	3,156,046
Nestle Holdings Incorporated 144A	3.90	9-24-2038	971,000	1,141,980

				12,581,037
Tobacco : 0.25%
Altria Group Incorporated	3.88	9-16-2046	1,081,000	1,061,799
Altria Group Incorporated	4.40	2-14-2026	2,116,000	2,320,273
Altria Group Incorporated	4.80	2-14-2029	2,091,000	2,367,752
Altria Group Incorporated	5.95	2-14-2049	1,029,000	1,321,115
BAT Capital Corporation	2.30	8-14-2020	3,015,000	3,015,325
BAT Capital Corporation	3.22	8-15-2024	3,105,000	3,193,981
Reynolds American Incorporated	5.85	8-15-2045	1,558,000	1,757,589

				15,037,834
Electric, Gas & Sanitary Services : 0.04%

Energy : 1.94%

Oil, Gas & Consumable Fuels : 1.94%
Amerada Finance Corporation	7.13	3-15-2033	719,000	902,937
Anadarko Finance Company	7.50	5-1-2031	1,029,000	1,370,742
Anadarko Petroleum Corporation	4.85	3-15-2021	1,781,000	1,841,175
Anadarko Petroleum Corporation	6.60	3-15-2046	1,046,000	1,394,723
Andeavor Logistics LP	3.50	12-1-2022	2,271,000	2,332,544
Andeavor Logistics LP	5.20	12-1-2047	2,819,000	3,040,516

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America Incorporated	3.41%	2-11-2026	$5,417,000	$5,762,478
BP Capital Markets America Incorporated	3.80	9-21-2025	3,946,000	4,272,617
BP Capital Markets America Incorporated	3.94	9-21-2028	9,207,000	10,286,748
Cimarex Energy Company	4.38	3-15-2029	6,437,000	6,842,681
Devon Energy Corporation	5.60	7-15-2041	3,243,000	3,979,970
Energy Transfer Operating Partners LP	5.25	4-15-2029	1,748,000	2,002,339
Energy Transfer Operating Partners LP	5.50	6-1-2027	2,487,000	2,858,452
Energy Transfer Operating Partners LP	5.88	1-15-2024	5,850,000	6,545,565
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,024,000	1,217,895
Enterprise Products Operating LLC	3.13	7-31-2029	6,593,000	6,828,837
Enterprise Products Operating LLC	4.20	1-31-2050	5,123,000	5,573,150
Enterprise Products Operating LLC	4.80	2-1-2049	596,000	700,269
Hess Corporation	3.50	7-15-2024	859,000	877,551
Hess Corporation	5.80	4-1-2047	363,000	419,890
Hess Corporation	6.00	1-15-2040	2,919,000	3,317,095
Kinder Morgan Energy Partners LP	5.50	3-1-2044	1,438,000	1,697,685
Kinder Morgan Energy Partners LP	6.95	1-15-2038	989,000	1,313,376
Kinder Morgan Energy Partners LP	7.30	8-15-2033	310,000	420,406
Kinder Morgan Incorporated 144A	5.00	2-15-2021	6,062,000	6,275,934
Kinder Morgan Incorporated	5.55	6-1-2045	1,139,000	1,366,843
Marathon Oil Corporation	4.40	7-15-2027	807,000	869,210
Marathon Oil Corporation	6.60	10-1-2037	523,000	657,769
MPLX LP	4.70	4-15-2048	915,000	942,160
MPLX LP	5.50	2-15-2049	1,672,000	1,916,499
Noble Energy Incorporated	3.85	1-15-2028	749,000	781,254
Noble Energy Incorporated	4.95	8-15-2047	3,430,000	3,816,174
Noble Energy Incorporated	5.05	11-15-2044	2,840,000	3,156,812
Oneok Incorporated	3.40	9-1-2029	7,689,000	7,709,531
Plains All American Pipeline LP	4.90	2-15-2045	2,647,000	2,717,926
Spectra Energy Partners LP	3.38	10-15-2026	1,997,000	2,074,892
Sunoco Logistics Partner LP	5.30	4-1-2044	3,651,000	3,908,732
Sunoco Logistics Partner LP	5.40	10-1-2047	972,000	1,084,143
Western Gas Partners LP	5.50	8-15-2048	2,067,000	1,930,845
Williams Companies Incorporated	3.90	1-15-2025	1,430,000	1,503,616

				116,511,981
Financials : 5.27%

Banks : 3.48%
Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	8,872,000	8,885,947
Bank of America Corporation (3 Month LIBOR +1.09%) ±	3.09	10-1-2025	18,390,000	19,105,129
Bank of America Corporation (3 Month LIBOR +0.81%) ±	3.37	1-23-2026	4,961,000	5,201,302
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	7,686,000	8,111,235
Bank of America Corporation (3 Month LIBOR +0.97%) ±	3.46	3-15-2025	15,373,000	16,167,024
Bank of America Corporation (3 Month LIBOR +1.06%) ±	3.56	4-23-2027	6,225,000	6,625,631
Bank of America Corporation (3 Month LIBOR +1.52%) ±	4.33	3-15-2050	1,684,000	2,049,431
BB&T Corporation	2.50	8-1-2024	11,995,000	12,181,991
BB&T Corporation	3.05	6-20-2022	6,895,000	7,073,170
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	11,828,000	11,960,340
Citigroup Incorporated (3 Month LIBOR +0.90%) ±	3.35	4-24-2025	4,724,000	4,935,588
Citigroup Incorporated (3 Month LIBOR +1.34%) ±	3.98	3-20-2030	8,856,000	9,788,423
Citigroup Incorporated (3 Month LIBOR +1.02%) ±	4.04	6-1-2024	4,998,000	5,319,315
JPMorgan Chase & Company	2.95	10-1-2026	3,661,000	3,797,768
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	22,837,000	23,478,387
JPMorgan Chase & Company (3 Month LIBOR +1.16%) ±	3.22	3-1-2025	1,152,000	1,204,189
JPMorgan Chase & Company (3 Month LIBOR +0.73%) ±	3.56	4-23-2024	1,993,000	2,092,943
JPMorgan Chase & Company (3 Month LIBOR +1.16%) ±	3.70	5-6-2030	997,000	1,088,624
JPMorgan Chase & Company (3 Month LIBOR +0.89%) ±	3.80	7-23-2024	1,002,000	1,064,381
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	2,968,000	3,327,316
JPMorgan Chase & Company (3 Month LIBOR +1.22%) ±	3.90	1-23-2049	3,655,000	4,201,852
JPMorgan Chase & Company (3 Month LIBOR +1.12%) ±	4.01	4-23-2029	2,606,000	2,895,719
JPMorgan Chase & Company (3 Month LIBOR +1.00%) ±	4.02	12-5-2024	1,938,000	2,082,253

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Banks (continued)
PNC Financial Services	3.45%	4-23-2029	$11,810,000	$12,788,809
Santander Holdings USA Incorporated	3.50	6-7-2024	18,872,000	19,520,197
Santander Holdings USA Incorporated	4.50	7-17-2025	3,113,000	3,351,739
U.S. Bancorp	2.40	7-30-2024	9,994,000	10,183,989
U.S. Bancorp	3.00	7-30-2029	1,045,000	1,091,905

				209,574,597
Capital Markets : 0.55%
Morgan Stanley	2.63	11-17-2021	7,949,000	8,032,239
Morgan Stanley	2.75	5-19-2022	24,000	24,412
Morgan Stanley	3.70	10-23-2024	6,016,000	6,426,325
Morgan Stanley	4.38	1-22-2047	990,000	1,203,785
Morgan Stanley (3 Month LIBOR +1.43%) ±	4.46	4-22-2039	1,871,000	2,220,240
PPL Capital Funding Incorporated	3.10	5-15-2026	1,381,000	1,416,479
PPL Capital Funding Incorporated	3.40	6-1-2023	591,000	610,764
PPL Capital Funding Incorporated	4.00	9-15-2047	714,000	754,461
PPL Capital Funding Incorporated	4.70	6-1-2043	394,000	452,092
PPL Capital Funding Incorporated	5.00	3-15-2044	1,471,000	1,770,724
The Charles Schwab Corporation	3.25	5-22-2029	9,559,000	10,268,858

				33,180,379
Consumer Finance : 0.73%
American Express Company	2.50	7-30-2024	9,989,000	10,168,249
American Express Company	2.75	5-20-2022	6,520,000	6,646,415
American Express Company	3.13	5-20-2026	4,520,000	4,748,482
Capital One Financial Corporation	3.30	10-30-2024	2,055,000	2,130,232
Ford Motor Credit Company LLC	4.54	8-1-2026	6,298,000	6,424,662
Ford Motor Credit Company LLC	4.75	1-15-2043	7,777,000	6,988,315
Synchrony Financial	4.50	7-23-2025	1,993,000	2,141,910
Synchrony Financial	5.15	3-19-2029	4,134,000	4,655,596

				43,903,861
Insurance : 0.51%
American International Group Incorporated	4.20	4-1-2028	3,047,000	3,359,711
American International Group Incorporated	4.25	3-15-2029	1,985,000	2,201,081
American International Group Incorporated	4.38	1-15-2055	1,528,000	1,665,614
American International Group Incorporated	4.50	7-16-2044	1,675,000	1,914,831
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	5,539,000	6,304,123
Lincoln National Corporation	3.05	1-15-2030	6,620,000	6,708,981
Prudential Financial Incorporated	4.35	2-25-2050	3,417,000	4,080,892
Reinsurance Group of America Incorporated	3.90	5-15-2029	3,922,000	4,218,644

				30,453,877
Health Care : 3.12%

Biotechnology : 0.43%
AbbVie Incorporated	2.50	5-14-2020	7,557,000	7,568,175
AbbVie Incorporated	4.25	11-14-2028	1,479,000	1,608,752
AbbVie Incorporated	4.88	11-14-2048	1,144,000	1,274,398
Celgene Corporation	2.75	2-15-2023	7,170,000	7,322,877
Celgene Corporation	2.88	2-19-2021	1,987,000	2,008,173
Celgene Corporation	3.90	2-20-2028	1,068,000	1,186,532
Celgene Corporation	4.35	11-15-2047	985,000	1,189,326
Gilead Sciences Incorporated	3.65	3-1-2026	2,001,000	2,150,732
Gilead Sciences Incorporated	4.15	3-1-2047	1,586,000	1,794,375

				26,103,340

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies : 0.86%
Abbott Laboratories	3.40%	11-30-2023	$1,103,000	$1,162,169
Abbott Laboratories	3.75	11-30-2026	3,603,000	3,964,695
Abbott Laboratories	3.88	9-15-2025	817,000	891,731
Abbott Laboratories	4.90	11-30-2046	7,431,000	9,932,943
Becton Dickinson & Company	2.40	6-5-2020	6,618,000	6,625,670
Becton Dickinson & Company	3.36	6-6-2024	2,230,000	2,325,241
Becton Dickinson & Company	3.70	6-6-2027	2,173,000	2,327,906
Becton Dickinson & Company	3.73	12-15-2024	5,270,000	5,607,931
Becton Dickinson & Company	4.69	12-15-2044	2,459,000	2,915,603
Boston Scientific Corporation	3.75	3-1-2026	3,252,000	3,492,191
Boston Scientific Corporation	4.00	3-1-2028	1,944,000	2,139,839
Boston Scientific Corporation	4.00	3-1-2029	2,394,000	2,670,396
Boston Scientific Corporation	4.70	3-1-2049	2,165,000	2,685,398
Edwards Lifesciences Corporation	4.30	6-15-2028	4,387,000	4,982,678

				51,724,391
Health Care Providers & Services : 1.11%
Aetna Incorporated	3.88	8-15-2047	1,593,000	1,589,233
Cigna Corporation	3.75	7-15-2023	5,515,000	5,797,689
Cigna Corporation	3.40	9-17-2021	4,469,000	4,575,326
Cigna Corporation	4.38	10-15-2028	2,353,000	2,631,127
Cigna Corporation	4.80	8-15-2038	435,000	502,923
Cigna Corporation	4.90	12-15-2048	4,066,000	4,811,666
CVS Health Corporation	2.63	8-15-2024	2,635,000	2,650,100
CVS Health Corporation	3.00	8-15-2026	2,196,000	2,222,860
CVS Health Corporation	3.25	8-15-2029	1,756,000	1,779,758
CVS Health Corporation	3.70	3-9-2023	2,018,000	2,110,218
CVS Health Corporation	4.00	12-5-2023	2,957,000	3,143,175
CVS Health Corporation	4.10	3-25-2025	4,371,000	4,676,238
CVS Health Corporation	4.78	3-25-2038	2,157,000	2,418,779
CVS Health Corporation	5.05	3-25-2048	1,768,000	2,060,005
Express Scripts Holding Company	3.40	3-1-2027	2,006,000	2,088,788
UnitedHealth Group Incorporated	2.38	8-15-2024	5,525,000	5,612,073
UnitedHealth Group Incorporated	2.88	8-15-2029	5,565,000	5,790,087
UnitedHealth Group Incorporated	3.50	8-15-2039	2,198,000	2,339,192
UnitedHealth Group Incorporated	3.70	12-15-2025	2,198,000	2,394,199
UnitedHealth Group Incorporated	3.70	8-15-2049	3,077,000	3,363,456
UnitedHealth Group Incorporated	3.88	8-15-2059	2,211,000	2,442,988
UnitedHealth Group Incorporated	4.45	12-15-2048	1,642,000	1,993,784

				66,993,664
Pharmaceuticals : 0.72%
Bristol-Myers Squibb Company 144A	2.60	5-16-2022	8,603,000	8,764,642
Bristol-Myers Squibb Company 144A	2.90	7-26-2024	4,690,000	4,862,672
Bristol-Myers Squibb Company 144A	3.20	6-15-2026	4,101,000	4,339,380
Bristol-Myers Squibb Company 144A	3.40	7-26-2029	5,024,000	5,438,560
Bristol-Myers Squibb Company 144A	4.13	6-15-2039	498,000	577,959
Bristol-Myers Squibb Company 144A	4.25	10-26-2049	1,396,000	1,679,181
Merck & Company Incorporated	3.40	3-7-2029	3,513,000	3,867,939
Merck & Company Incorporated	4.00	3-7-2049	1,271,000	1,540,036
Pfizer Incorporated	2.80	3-11-2022	1,953,000	2,003,311
Pfizer Incorporated	3.00	12-15-2026	1,021,000	1,080,273
Pfizer Incorporated	3.45	3-15-2029	5,335,000	5,841,159
Pfizer Incorporated	4.10	9-15-2038	1,119,000	1,324,313
Pfizer Incorporated	4.20	9-15-2048	1,595,000	1,928,097

				43,247,522

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Industrials : 1.77%

Aerospace & Defense : 1.22%
Lockheed Martin Corporation	4.07%	12-15-2042	$2,075,000	$2,438,114
Lockheed Martin Corporation	4.09	9-15-2052	1,650,000	1,987,067
Northrop Grumman Corporation	2.55	10-15-2022	6,422,000	6,521,623
Northrop Grumman Corporation	2.93	1-15-2025	287,000	297,095
Northrop Grumman Corporation	3.25	8-1-2023	5,923,000	6,200,128
Northrop Grumman Corporation	3.25	1-15-2028	715,000	759,544
The Boeing Company	2.70	5-1-2022	4,306,000	4,394,112
The Boeing Company	2.70	2-1-2027	5,506,000	5,657,143
The Boeing Company	2.95	2-1-2030	6,606,000	6,858,229
The Boeing Company	3.10	5-1-2026	5,506,000	5,821,642
The Boeing Company	3.20	3-1-2029	2,529,000	2,694,417
The Boeing Company	3.50	3-1-2039	2,116,000	2,261,609
The Boeing Company	3.55	3-1-2038	841,000	898,683
The Boeing Company	3.75	2-1-2050	2,641,000	2,940,729
The Boeing Company	3.85	11-1-2048	394,000	442,758
The Boeing Company	3.90	5-1-2049	2,638,000	2,975,200
United Technologies Corporation	3.65	8-16-2023	7,606,000	8,071,032
United Technologies Corporation	3.95	8-16-2025	2,859,000	3,138,466
United Technologies Corporation	4.13	11-16-2028	1,748,000	2,000,242
United Technologies Corporation	4.45	11-16-2038	2,655,000	3,224,820
United Technologies Corporation	4.63	11-16-2048	2,887,000	3,646,428

				73,229,081
Air Freight & Logistics : 0.07%
FedEx Corporation	4.55	4-1-2046	187,000	203,849
FedEx Corporation	4.95	10-17-2048	3,717,000	4,343,517

				4,547,366
Industrial Conglomerates : 0.17%
General Electric Company	2.70	10-9-2022	977,000	970,643
General Electric Company	3.10	1-9-2023	719,000	721,196
General Electric Company	4.50	3-11-2044	5,417,000	5,476,356
General Electric Company	5.88	1-14-2038	2,459,000	2,840,150

				10,008,345
Road & Rail : 0.26%
Burlington Northern Santa Fe LLC	3.55	2-15-2050	2,974,000	3,256,647
Burlington Northern Santa Fe LLC	4.90	4-1-2044	1,119,000	1,435,523
CSX Corporation	4.75	11-15-2048	1,413,000	1,741,315
Union Pacific Corporation	2.95	3-1-2022	3,595,000	3,682,899
Union Pacific Corporation	3.15	3-1-2024	2,296,000	2,401,516
Union Pacific Corporation	3.70	3-1-2029	2,152,000	2,391,506
Union Pacific Corporation	4.30	3-1-2049	525,000	625,517

				15,534,923
Transportation Infrastructure : 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,849,280	3,306,571

Information Technology : 1.83%

IT Services : 0.59%
Fidelity National Information Services Incorporated	3.75	5-21-2029	2,978,000	3,266,002
Fiserv Incorporated	3.20	7-1-2026	3,489,000	3,651,614
Fiserv Incorporated	3.50	7-1-2029	3,636,000	3,861,769
Fiserv Incorporated	4.20	10-1-2028	345,000	387,707
Fiserv Incorporated	4.40	7-1-2049	1,848,000	2,128,839

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Global Payments Incorporated	3.20%	8-15-2029	$3,290,000	$3,371,414
Global Payments Incorporated	4.15	8-15-2049	1,975,000	2,089,412
IBM Corporation	3.30	5-15-2026	3,304,000	3,505,255
IBM Corporation	4.15	5-15-2039	2,135,000	2,472,353
IBM Corporation	4.25	5-15-2049	4,057,000	4,732,880
Mastercard Incorporated	2.95	6-1-2029	3,975,000	4,252,782
Mastercard Incorporated	3.65	6-1-2049	1,375,000	1,597,368

				35,317,395
Semiconductors & Semiconductor Equipment : 0.37%
Broadcom Incorporated 144A	4.25	4-15-2026	12,573,000	12,929,477
Broadcom Incorporated 144A	4.75	4-15-2029	1,427,000	1,503,418
Lam Research Corporation	3.75	3-15-2026	3,227,000	3,455,896
Lam Research Corporation	4.88	3-15-2049	874,000	1,074,025
Qualcomm Incorporated	4.30	5-20-2047	2,198,000	2,494,262
Texas Instruments Incorporated %%	2.25	9-4-2029	1,002,000	1,006,282

				22,463,360
Software : 0.52%
Microsoft Corporation	3.30	2-6-2027	3,047,000	3,331,461
Microsoft Corporation	3.70	8-8-2046	989,000	1,164,397
Microsoft Corporation	4.00	2-12-2055	2,614,000	3,202,083
Microsoft Corporation	4.10	2-6-2037	3,260,000	3,930,615
Microsoft Corporation	4.25	2-6-2047	6,627,000	8,439,686
Microsoft Corporation	4.50	2-6-2057	2,402,000	3,221,562
Oracle Corporation	2.63	2-15-2023	2,688,000	2,746,654
Oracle Corporation	2.95	11-15-2024	1,438,000	1,505,991
Oracle Corporation	3.80	11-15-2037	1,471,000	1,640,379
Oracle Corporation	4.00	11-15-2047	1,993,000	2,281,620

				31,464,448
Technology Hardware, Storage & Peripherals : 0.35%
Apple Incorporated	3.20	5-13-2025	1,201,000	1,280,322
Apple Incorporated	3.20	5-11-2027	7,443,000	7,967,295
Apple Incorporated	4.25	2-9-2047	2,745,000	3,333,686
Apple Incorporated	4.38	5-13-2045	1,838,000	2,258,297
Apple Incorporated	4.65	2-23-2046	1,944,000	2,486,256
Hewlett Packard Enterprise Company	6.35	10-15-2045	2,941,000	3,412,199

				20,738,055
Materials : 0.50%

Chemicals : 0.33%
Dow Chemical Company	4.25	10-1-2034	1,373,000	1,502,295
DowDuPont Incorporated	4.73	11-15-2028	2,042,000	2,361,388
DowDuPont Incorporated	4.49	11-15-2025	2,288,000	2,540,415
DowDuPont Incorporated	5.42	11-15-2048	625,000	802,831
Huntsman International LLC	4.50	5-1-2029	3,774,000	4,020,684
Huntsman International LLC	5.13	11-15-2022	1,642,000	1,753,990
Mosaic Company	4.05	11-15-2027	2,288,000	2,387,515
Mosaic Company	5.63	11-15-2043	2,403,000	2,670,812
Westlake Chemical Corporation	3.60	8-15-2026	2,026,000	2,104,570
Westlake Chemical Corporation	5.00	8-15-2046	103,000	111,658

				20,256,158
Metals & Mining : 0.17%
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,555,000	3,307,538

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Barrick North America Finance LLC	5.75%	5-1-2043	$947,000	$1,273,720
Southern Copper Corporation	3.88	4-23-2025	2,263,000	2,369,029
Southern Copper Corporation	5.88	4-23-2045	2,565,000	3,172,482

				10,122,769
Real Estate : 0.97%

Equity REITs : 0.97%
American Tower Corporation	3.80	8-15-2029	2,607,000	2,809,945
Boston Properties LP %%	2.90	3-15-2030	6,031,000	6,105,349
Brixmor Property Group LP	4.13	5-15-2029	2,195,000	2,374,609
DDR Corporation	4.63	7-15-2022	1,732,000	1,815,990
Mid-America Apartments LP	3.60	6-1-2027	1,381,000	1,480,638
Mid-America Apartments LP	3.75	6-15-2024	4,861,000	5,139,955
Mid-America Apartments LP	3.95	3-15-2029	2,623,000	2,895,431
Mid-America Apartments LP	4.00	11-15-2025	2,492,000	2,692,304
Mid-America Apartments LP	4.30	10-15-2023	2,083,000	2,240,560
Public Storage Incorporated	3.09	9-15-2027	4,289,000	4,549,254
Public Storage Incorporated	3.39	5-1-2029	2,925,000	3,186,497
Regency Centers LP	2.95	9-15-2029	4,416,000	4,471,429
Store Capital Corporation	4.50	3-15-2028	7,655,000	8,355,722
Store Capital Corporation	4.63	3-15-2029	2,557,000	2,840,791
Tanger Properties LP	3.88	12-1-2023	2,655,000	2,751,111
Ventas Realty LP	3.00	1-15-2030	2,195,000	2,209,679
Ventas Realty LP	4.88	4-15-2049	1,977,000	2,417,444

				58,336,708
Utilities : 1.71%

Electric Utilities : 1.25%
Commonwealth Edison Company	4.00	3-1-2049	3,783,000	4,454,296
Consolidated Edison Company of New York	4.13	5-15-2049	3,396,000	3,970,347
Duke Energy Carolinas	3.20	8-15-2049	1,035,000	1,068,912
Duke Energy Corporation	1.80	9-1-2021	4,289,000	4,262,935
Duke Energy Corporation	3.40	6-15-2029	2,048,000	2,174,477
Duke Energy Indiana Incorporated	3.75	5-15-2046	972,000	1,078,731
Duke Energy Progress LLC	3.45	3-15-2029	1,993,000	2,173,959
Edison International	4.13	3-15-2028	2,977,000	3,107,092
Edison International	5.75	6-15-2027	1,000,000	1,134,450
Entergy Arkansas LLC	4.20	4-1-2049	591,000	713,355
Eversource Energy	3.15	1-15-2025	1,229,000	1,278,618
FirstEnergy Corporation	2.85	7-15-2022	346,000	352,907
FirstEnergy Corporation	4.25	3-15-2023	5,163,000	5,486,602
FirstEnergy Corporation	4.85	7-15-2047	1,818,000	2,207,897
FirstEnergy Transmission LLC 144A	5.45	7-15-2044	825,000	1,066,159
Metropolitan Edison Company 144A	4.30	1-15-2029	3,211,000	3,642,625
Mid-Atlantic Interstate Transmission LLC 144A	4.10	5-15-2028	3,995,000	4,451,742
MidAmerica Energy Company	4.25	7-15-2049	1,895,000	2,332,092
Mississippi Power Company	3.95	3-30-2028	4,992,000	5,515,486
Mississippi Power Company	4.25	3-15-2042	2,998,000	3,316,094
Public Service Electric Company	3.85	5-1-2049	769,000	895,388
South Carolina Edison Company	3.70	8-1-2025	2,353,000	2,501,307
South Carolina Edison Company	4.13	3-1-2048	3,914,000	4,377,862
Southern California Edison Company	4.00	4-1-2047	2,002,000	2,183,384
Southern California Edison Company	4.65	10-1-2043	972,000	1,151,950
Southern California Edison Company	5.55	1-15-2037	561,000	704,641
Southern California Edison Company	5.95	2-1-2038	1,875,000	2,460,869
Southern California Edison Company	6.00	1-15-2034	291,000	365,262
Southern Callifornia Edison Company	2.85	8-1-2029	2,058,000	2,096,166
Southwestern Electric Power Company	3.90	4-1-2045	1,307,000	1,401,216

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric Utilities (continued)
The Southern Company	4.40%	7-1-2046		$993,000	$1,121,557
Westar Energy Incorporated	3.25	9-1-2049		2,106,000	2,176,290

					75,224,668
Multi-Utilities : 0.46%
CenterPoint Energy Incorporated	2.50	9-1-2022		410,000	413,307
Centerpoint Energy Incorporated	2.50	9-1-2024		5,214,000	5,229,296
Centerpoint Energy Incorporated	2.95	3-1-2030		5,012,000	5,078,874
Centerpoint Energy Incorporated	3.70	9-1-2049		1,818,000	1,870,339
CenterPoint Energy Incorporated	3.85	2-1-2024		1,373,000	1,460,817
CenterPoint Energy Incorporated	4.25	11-1-2028		2,957,000	3,287,610
Dominion Resources Incorporated	2.00	8-15-2021		2,859,000	2,847,423
Public Service Enterprise Group	2.88	6-15-2024		3,791,000	3,900,052
Sempra Energy	4.00	2-1-2048		3,154,000	3,425,384

					27,513,102

Total Corporate Bonds and Notes (Cost $1,211,382,014)					1,303,600,153
Foreign Corporate Bonds and Notes : 0.04%

Energy : 0.04%

Oil, Gas & Consumable Fuels : 0.04%
EnCana Corporation	6.63	8-15-2037	CAD	1,838,000	2,298,438
Total Foreign Corporate Bonds and Notes (Cost $2,202,935)					2,298,438
Municipal Obligations : 0.56%

California : 0.16%

GO Revenue : 0.16%
California Build America Bonds	7.60	11-1-2040		830,000	1,430,912
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049		4,690,000	8,054,747

					9,485,659
Illinois : 0.02%

GO Revenue : 0.02%
Illinois Taxable Pension «	5.10	6-1-2033		1,065,000	1,158,976

Nevada : 0.09%

Airport Revenue : 0.09%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045		3,365,000	5,714,443

New York : 0.14%

Airport Revenue : 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062		6,705,000	8,762,630

Ohio : 0.05%

Education Revenue : 0.05%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111		1,957,000	2,755,671

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Texas : 0.10%

Transportation Revenue : 0.10%
North Texas Tollway Authority	6.72%	1-1-2049	3,609,000	6,049,875

Total Municipal Obligations (Cost $24,490,556)				33,927,254
Non-Agency Mortgage-Backed Securities : 3.50%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	3,482,961	3,532,683
Benchmark Mortgage Trust Series 2018-B1 Class ASB ±±	3.60	1-15-2051	1,620,000	1,749,494
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	2,314,451	2,338,246
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	3,339,332	3,354,120
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	958,743	951,706
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	3,720,000	3,817,992
CD Commercial Mortgage Trust Series 2017-CD4 Class A4 ±±	3.51	5-10-2050	2,986,000	3,254,504
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,226,006
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33	11-13-2050	5,323,000	5,651,363
CD Commercial Mortgage Trust Series 2019- CD8 Class A4	2.91	8-15-2057	1,568,000	1,653,880
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	1,084,553	1,080,480
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	1,102,255	1,100,379
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	2,130,778
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class AS	3.46	4-10-2048	1,353,000	1,429,922
Citigroup Commercial Mortgage Trust Series 2016- P5 Class A1	1.41	10-10-2049	885,216	879,694
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	3,426,693	3,476,364
Colt Funding LLC Series 2019-2 Class A1 144A±±	3.34	5-25-2049	6,456,951	6,571,982
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,235,434	2,279,761
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.37	7-10-2045	5,723,302	6,185,760
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,155,425
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	411,708	410,972
Commercial Mortgage Trust Series 2018-COR3 Class A3	4.23	5-10-2051	3,866,000	4,442,431
Commercial Real Estate Products & Resources Estate Series 2016-C4 Class ASB	3.09	5-10-2058	2,871,000	2,981,224
Credit Suisse Mortgage Trust Series 2016-NSXR Class A4 ±±	3.79	12-15-2049	8,835,000	9,704,636
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A4	3.50	6-15-2057	2,953,000	3,163,557
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4	3.72	8-15-2048	3,721,000	4,032,204
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	4,102,200	4,480,639
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	910,220
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,312,799
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	2,548,393	2,559,076
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	216,831	217,392
GS Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,738,083	1,849,932
GS Mortgage Securities Trust Series 2015-GC28 Class A5	3.40	2-10-2048	1,355,000	1,445,631
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.51	10-10-2048	3,317,000	3,577,777
GS Mortgage Securities Trust Series 2017-GS6 Class A3	3.43	5-10-2050	4,851,364	5,250,901
GS Mortgage Securities Trust Series 2017-GSJ7 Class A4	3.43	8-10-2050	5,235,286	5,686,293
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	6,752,270	7,423,609
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,591,749
JPMDB Commercial Mortgage Securities Series 2015-C33 Class A4	3.77	12-15-2048	1,554,714	1,705,418
JPMDB Commercial Mortgage Securities Series 2017-C5 A5	3.69	3-15-2050	1,683,000	1,855,873
JPMDB Commercial Mortgage Securities Series 2017-C5 Class ASB	3.49	3-15-2050	861,000	918,502
JPMDB Commercial Mortgage Securities Series 2018-C8 Class ASB	4.15	6-15-2051	2,714,000	3,020,589
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	208,068	207,863
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	1,684,217	1,671,248
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP5 Class ASB	3.55	3-15-2050	6,129,000	6,553,841
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP6 Class ASB	3.28	7-15-2050	2,343,000	2,479,176

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77%	10-15-2048	$1,664,881	$1,664,021
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	11,399,618
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 -C10 Class A4 ±±	4.22	7-15-2046	532,000	571,207
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	844,416
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	754,000	822,999
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	10,142,463
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	1,882,958	1,870,518
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,163,291
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	929,468	924,829
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60	4-25-2049	3,410,415	3,455,713
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	4,776,816	4,820,979
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	2,839,196	2,880,148
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	5,448,046	5,490,464
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	4-25-2059	12,433,172	12,540,707
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	12,075,617	12,099,133
Visio Trust Series 2019-1 Class A1 144A±±	3.57	6-25-2054	2,676,171	2,741,649

Total Non-Agency Mortgage-Backed Securities (Cost $203,880,123)				210,706,246
U.S. Treasury Securities : 29.76%
U.S. Treasury Bond	1.63	8-15-2029	69,570,000	70,360,815
U.S. Treasury Bond	2.25	8-15-2049	23,477,000	24,967,239
U.S. Treasury Bond	2.75	8-15-2047	75,772,000	88,555,565
U.S. Treasury Bond	2.88	8-15-2045	38,343,000	45,533,810
U.S. Treasury Bond	2.88	5-15-2049	16,352,000	19,703,521
U.S. Treasury Bond	3.00	11-15-2044	51,782,000	62,638,016
U.S. Treasury Bond	3.13	2-15-2043	20,871,000	25,601,216
U.S. Treasury Bond	3.13	8-15-2044	99,165,000	122,337,072
U.S. Treasury Note	2.63	12-31-2025	2,836,000	3,036,957
U.S. Treasury Note %%	1.25	8-31-2024	83,154,000	82,592,061
U.S. Treasury Note	1.38	8-31-2020	69,504,000	69,202,635
U.S. Treasury Note	1.38	9-30-2020	10,949,000	10,901,526
U.S. Treasury Note	1.50	7-15-2020	22,402,000	22,337,244
U.S. Treasury Note	1.50	8-15-2022	44,006,000	44,093,668
U.S. Treasury Note	1.63	8-31-2022	53,681,000	53,972,471
U.S. Treasury Note ##	1.63	2-15-2026	26,521,000	26,803,822
U.S. Treasury Note	1.75	12-31-2020	22,596,000	22,612,771
U.S. Treasury Note	1.75	7-31-2021	9,293,000	9,331,479
U.S. Treasury Note	1.75	7-15-2022	35,493,000	35,799,404
U.S. Treasury Note	1.75	7-31-2024	20,374,000	20,715,424
U.S. Treasury Note	1.88	7-31-2026	49,640,000	51,012,856
U.S. Treasury Note	2.00	10-31-2022	23,760,000	24,173,944
U.S. Treasury Note	2.13	5-31-2021	23,431,000	23,649,750
U.S. Treasury Note	2.13	5-15-2022	16,961,000	17,258,480
U.S. Treasury Note	2.13	5-31-2026	768,000	801,000
U.S. Treasury Note	2.25	3-31-2021	34,073,000	34,404,413
U.S. Treasury Note	2.25	4-30-2021	8,139,000	8,225,159
U.S. Treasury Note	2.25	11-15-2025	21,518,000	22,540,945
U.S. Treasury Note	2.38	4-15-2021	27,137,000	27,464,552
U.S. Treasury Note	2.50	6-30-2020	5,281,000	5,309,055
U.S. Treasury Note	2.50	1-31-2021	51,299,000	51,886,133
U.S. Treasury Note ##	2.50	2-28-2021	122,353,000	123,906,309
U.S. Treasury Note	2.63	11-15-2020	4,403,000	4,449,954
U.S. Treasury Note	2.63	6-15-2021	29,434,000	29,975,540
U.S. Treasury Note	2.63	7-15-2021	26,821,000	27,342,752
U.S. Treasury Note	2.75	8-15-2021	18,874,000	19,309,724

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.75%	4-30-2023	$116,344,000	$121,793,081
U.S. Treasury Note	2.75	5-31-2023	31,554,000	33,066,373
U.S. Treasury Note	2.75	7-31-2023	52,062,000	54,663,066
U.S. Treasury Note	2.75	8-31-2023	60,002,000	63,077,103
U.S. Treasury Note	2.75	8-31-2025	75,916,000	81,597,838
U.S. Treasury Note ##	2.88	10-31-2023	94,963,000	100,508,691
U.S. Treasury Note	2.88	11-30-2025	3,568,000	3,871,001

Total U.S. Treasury Securities (Cost $1,733,811,991)				1,791,384,435
Yankee Corporate Bonds and Notes : 4.34%

Communication Services : 0.11%

Wireless Telecommunication Services : 0.11%
America Movil SAB de CV	3.63	4-22-2029	2,665,000	2,868,233
Telefonica SA	5.52	3-1-2049	3,323,000	4,045,935

				6,914,168
Consumer Staples : 0.27%

Food Products : 0.27%
Danone SA 144A	2.59	11-2-2023	1,940,000	1,973,328
Danone SA 144A	2.95	11-2-2026	14,018,000	14,526,802

				16,500,130
Energy : 0.78%

Energy Equipment & Services : 0.07%
Schlumberger Limited 144A	2.65	11-20-2022	3,979,000	4,059,213

Oil, Gas & Consumable Fuels : 0.71%
Ecopetrol SA	5.88	5-28-2045	1,920,000	2,256,019
Enbridge Incorporated	2.90	7-15-2022	4,216,000	4,297,504
Encana Corporation	6.50	2-1-2038	2,034,000	2,478,037
Petroleos Mexicanos Company	2.38	4-15-2025	2,177,400	2,213,682
Petroleos Mexicanos Company	2.46	12-15-2025	5,242,250	5,349,237
Petroleos Mexicanos Company	6.35	2-12-2048	8,390,000	7,712,508
Petroleos Mexicanos Company	6.75	9-21-2047	3,766,000	3,587,115
Total SA	2.43	1-10-2025	7,982,000	8,147,780
Total SA	2.83	1-10-2030	6,585,000	6,813,132

				42,855,014
Financials : 2.41%

Banks : 1.87%
Banco Santander SA	2.71	6-27-2024	6,400,000	6,514,880
Banco Santander SA	3.31	6-27-2029	3,200,000	3,351,078
Barclays plc (3 Month LIBOR +1.61%) ±	3.93	5-7-2025	6,957,000	7,152,280
Barclays plc (3 Month LIBOR +1.36%) ±	4.34	5-16-2024	1,920,000	2,001,359
Barclays plc (3 Month LIBOR +1.90%) ±	4.97	5-16-2029	3,680,000	4,044,410
BNP Paribas SA 144A	4.40	8-14-2028	4,164,000	4,654,651
Canadian Imperial Bank (3 Month LIBOR +0.79%) ±	2.61	7-22-2023	14,270,000	14,421,866
HSBC Holdings plc (3 Month LIBOR +1.21%) ±	3.80	3-11-2025	10,419,000	10,867,764
HSBC Holdings plc (3 Month LIBOR +1.61%) ±	3.97	5-22-2030	8,663,000	9,302,082
Mitsubishi UFJ Financial Group Incorporated	2.62	7-18-2022	5,248,000	5,309,586
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR +0.84%) ±	2.72	7-16-2023	8,727,000	8,833,013
Mitsubishi UFJ Financial Group Incorporated	3.41	3-7-2024	7,189,000	7,546,738

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Sumitomo Mitsui Financial Group	2.70%	7-16-2024	$9,999,000	$10,169,961
Sumitomo Mitsui Financial Group	3.04	7-16-2029	8,002,000	8,279,847
Toronto Dominion Bank	2.65	6-12-2024	5,964,000	6,120,150
Westpac Banking Corporation (5 Year Treasury Constant Maturity +2.00%) ±	4.11	7-24-2034	2,392,000	2,518,149
Westpac Banking Corporation	4.42	7-24-2039	1,397,000	1,557,483

				112,645,297
Capital Markets : 0.19%
Credit Suisse Group AG (3 Month LIBOR +1.41%) ±144A	3.87	1-12-2029	2,551,000	2,717,432
Credit Suisse Group AG 144A	4.28	1-9-2028	7,757,000	8,435,352

				11,152,784
Consumer Finance : 0.13%
UBS Group AG (3 Month LIBOR +1.47%) ±144A	3.13	8-13-2030	5,423,000	5,553,345
UBS Group Funding Switzerland 144A	4.25	3-23-2028	2,141,000	2,367,905

				7,921,250
Diversified Financial Services : 0.06%
GE Capital International Funding Company	2.34	11-15-2020	1,337,000	1,329,505
GE Capital International Funding Company	4.42	11-15-2035	2,093,000	2,126,522

				3,456,027
REITs : 0.01%
Trust F/1401 144A	6.39	1-15-2050	692,000	731,790

Thrifts & Mortgage Finance : 0.15%
Nationwide Bluilding Society (3 Month LIBOR +1.86%) ±144A	3.96	7-18-2030	8,541,000	8,988,722

Health Care : 0.10%

Pharmaceuticals : 0.10%
Sanofi SA	3.38	6-19-2023	5,466,000	5,746,512

Industrials : 0.07%

Professional Services : 0.07%
IHS Markit Limited	3.63	5-1-2024	1,381,000	1,434,030
IHS Markit Limited	4.25	5-1-2029	2,286,000	2,476,630

				3,910,660
Information Technology : 0.09%

Semiconductors & Semiconductor Equipment : 0.09%
NXP BV 144A	3.88	6-18-2026	4,975,000	5,228,485

Materials : 0.13%

Metals & Mining : 0.13%
Barrick Gold Corporation	3.85	4-1-2022	414,000	431,431
Teck Resources Limited	6.25	7-15-2041	6,650,000	7,534,337

				7,965,768

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Core Bond Portfolio

		Interest rate	Maturity date	Principal	Value
Utilities : 0.38%

Electric Utilities : 0.38%
Electricite de France SA 144A		4.50%	9-21-2028	$6,148,000	$6,915,379
Enel Finance International NV 144A		4.25	9-14-2023	2,008,000	2,135,898
Enel Finance International NV 144A		4.88	6-14-2029	2,061,000	2,302,533
Enel Finance International SA 144A		2.88	5-25-2022	3,119,000	3,156,415
Enel Finance International SA 144A		4.63	9-14-2025	2,582,000	2,819,253
Enel Finance International SA 144A		4.75	5-25-2047	1,926,000	2,098,182
Enel Finance International SA 144A		6.00	10-7-2039	2,720,000	3,364,011

					22,791,671

Total Yankee Corporate Bonds and Notes (Cost $249,855,528)					260,867,491
Yankee Government Bonds : 0.50%
Republic of Colombia		5.20	5-15-2049	1,411,000	1,769,395
Republic of Paraguay 144A		5.40	3-30-2050	2,940,000	3,454,500
United Mexican States		4.50	4-22-2029	16,012,000	17,673,405
United Mexican States		4.50	1-31-2050	3,358,000	3,596,418
United Mexican States		4.60	2-10-2048	3,448,000	3,766,940

Total Yankee Government Bonds (Cost $27,147,853)					30,260,658

		Yield		Shares
Short-Term Investments : 2.41%

Investment Companies : 2.41%
Securities Lending Cash Investments LLC (l)(r)(u)		2.33		1,119,913	1,120,025
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.04		143,907,843	143,907,843

Total Short-Term Investments (Cost $145,027,868)					145,027,868
Total investments in securities (Cost $6,387,336,589)	109.91%				6,615,013,250

Other assets and liabilities, net	(9.91)				(596,295,538)

Total net assets	100.00%				$6,018,717,712

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

CAD	Canadian dollar
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,778,863	28,917,056	30,576,006	1,119,913	$1,120,025
Wells Fargo Government Money Market Fund Select Class	117,422,859	1,235,393,153	1,208,908,169	143,907,843	143,907,843

					$145,027,868	2.41%

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$2,280,255,025	$0	$2,280,255,025
Asset-backed securities	0	556,685,682	0	556,685,682
Corporate bonds and notes	0	1,303,600,153	0	1,303,600,153

Foreign corporate bonds and notes	0	2,298,438	0	2,298,438
Municipal obligations	0	33,927,254	0	33,927,254
Non-agency mortgage-backed securities	0	210,706,246	0	210,706,246

U.S. Treasury securities	1,791,384,435	0	0	1,791,384,435
Yankee corporate bonds and notes	0	260,867,491	0	260,867,491
Yankee government bonds	0	30,260,658	0	30,260,658
Short-term investments
Investment companies	145,027,868	0	0	145,027,868

Total assets	$1,936,412,303	$4,678,600,947	$0	$6,615,013,250

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.90%

Communication Services : 9.91%

Diversified Telecommunication Services : 2.55%
AT&T Incorporated	117,046	$4,127,042
Verizon Communications Incorporated	67,700	3,937,432

		8,064,474
Entertainment : 0.74%
Netflix Incorporated †	2,704	794,300
The Walt Disney Company	11,383	1,562,431

		2,356,731
Interactive Media & Services : 4.52%
Alphabet Incorporated Class A	3,981	4,739,500
Alphabet Incorporated Class C	4,035	4,793,984
Facebook Incorporated Class A †	25,574	4,748,325

		14,281,809
Media : 1.89%
Cable One Incorporated	278	360,738
Comcast Corporation Class A	79,105	3,501,187
Discovery Communications Incorporated Class A †	40,973	1,130,855
Interpublic Group of Companies Incorporated	21,673	430,859
News Corporation Class B	37,931	537,103

		5,960,742
Wireless Telecommunication Services : 0.21%
Telephone & Data Systems Incorporated	11,746	295,999
United States Cellular Corporation †	10,088	363,067

		659,066
Consumer Discretionary : 10.01%

Automobiles : 0.92%
Ford Motor Company	120,540	1,105,352
General Motors Company	11,780	436,920
Tesla Motors Incorporated †	6,056	1,366,294

		2,908,566
Distributors : 0.13%
Genuine Parts Company	4,632	418,223

Diversified Consumer Services : 0.13%
H&R Block Incorporated	17,236	417,456

Hotels, Restaurants & Leisure : 1.81%
Carnival Corporation	10,949	482,632
Darden Restaurants Incorporated	9,972	1,206,413
Domino’s Pizza Incorporated	1,793	406,724
Hilton Worldwide Holdings Incorporated	3,364	310,733
McDonald’s Corporation	4,485	977,595
Starbucks Corporation	17,265	1,667,108
Yum China Holdings Incorporated	7,586	344,632
Yum! Brands Incorporated	2,676	312,503

		5,708,340

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

	Shares	Value
Household Durables : 0.78%
Garmin Limited	6,119	$499,127
NVR Incorporated †	187	673,013
Pulte Group Incorporated	37,815	1,278,147

		2,450,287
Internet & Direct Marketing Retail : 2.69%
Amazon.com Incorporated †	4,794	8,515,534

Multiline Retail : 0.48%
Dollar General Corporation	2,304	359,631
Target Corporation	10,827	1,158,922

		1,518,553
Specialty Retail : 1.97%
AutoZone Incorporated †	469	516,693
Best Buy Company Incorporated	16,209	1,031,703
O’Reilly Automotive Incorporated †	832	319,288
The Home Depot Incorporated	13,201	3,008,640
Tractor Supply Company	13,221	1,346,955

		6,223,279
Textiles, Apparel & Luxury Goods : 1.10%
Nike Incorporated Class B	28,856	2,438,332
Ralph Lauren Corporation	11,865	1,048,154

		3,486,486
Consumer Staples : 6.76%

Beverages : 1.15%
Molson Coors Brewing Company Class B	20,072	1,030,898
PepsiCo Incorporated	9,280	1,268,854
The Coca-Cola Company	24,357	1,340,609

		3,640,361
Food & Staples Retailing : 2.71%
Casey’s General Stores Incorporated	2,135	358,360
Costco Wholesale Corporation	6,736	1,985,503
Sysco Corporation	21,076	1,566,579
US Foods Holding Corporation †	9,993	404,217
Wal-Mart Stores Incorporated	22,862	2,612,212
Walgreens Boots Alliance Incorporated	32,118	1,644,120

		8,570,991
Food Products : 0.61%
Lamb Weston Holdings Incorporated	5,697	401,012
The Hershey Company	2,741	434,394
The J.M. Smucker Company	5,835	613,609
Tyson Foods Incorporated Class A	5,018	466,875

		1,915,890

2

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Household Products : 1.63%
Kimberly-Clark Corporation	3,014	$425,306
The Procter & Gamble Company	39,407	4,737,904

		5,163,210
Personal Products : 0.33%
NU Skin Enterprises Incorporated Class A	11,772	478,179
The Estee Lauder Companies Incorporated Class A	2,881	570,409

		1,048,588
Tobacco : 0.33%
Philip Morris International Incorporated	14,230	1,025,841

Energy : 3.59%

Energy Equipment & Services : 0.41%
Helmerich & Payne Incorporated	7,084	266,288
Schlumberger Limited	31,650	1,026,410

		1,292,698
Oil, Gas & Consumable Fuels : 3.18%
Cabot Oil & Gas Corporation	17,962	307,509
Chevron Corporation	28,159	3,314,877
ConocoPhillips	14,713	767,724
Exxon Mobil Corporation	32,285	2,210,877
Kinder Morgan Incorporated	79,362	1,608,668
Marathon Petroleum Corporation	21,838	1,074,648
Phillips 66	4,864	479,736
QEP Resources Incorporated	84,772	301,788

		10,065,827
Financials : 12.68%

Banks : 4.21%
Bank of America Corporation	62,535	1,720,338
Bank OZK	39,749	1,025,524
Citigroup Incorporated	17,814	1,146,331
Citizens Financial Group Incorporated	16,389	552,965
Fifth Third Bancorp	22,786	602,690
FNB Corporation	27,702	297,797
Huntington Bancshares Incorporated	35,671	472,641
JPMorgan Chase & Company	46,153	5,070,369
KeyCorp	27,980	464,468
PacWest Bancorp	13,460	458,717
Popular Incorporated	22,113	1,162,480
Regions Financial Corporation	21,387	312,678

		13,286,998
Capital Markets : 1.55%
BGC Partners Incorporated Class A	91,345	465,860
Evercore Partners Incorporated Class A	15,388	1,227,347
FactSet Research Systems Incorporated	1,308	355,894
LPL Financial Holdings Incorporated	16,624	1,245,969
Morgan Stanley	17,883	741,966
SEI Investments Company	8,996	517,360
T. Rowe Price Group Incorporated	2,943	325,555

		4,879,951

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

	Shares	Value
Consumer Finance : 1.15%
Capital One Financial Corporation	15,389	$1,332,995
Discover Financial Services	6,007	480,380
OneMain Holdings Incorporated	14,624	524,270
Synchrony Financial	40,824	1,308,409

		3,646,054
Diversified Financial Services : 1.95%
Berkshire Hathaway Incorporated Class B †	28,179	5,731,890
Jefferies Financial Group Incorporated	23,576	439,457

		6,171,347
Insurance : 3.82%
AFLAC Incorporated	29,479	1,479,256
American International Group Incorporated	7,074	368,131
Arch Capital Group Limited †	8,500	335,750
Athene Holding Limited Class A †	13,417	521,385
Brighthouse Financial Incorporated	27,776	979,382
Everest Reinsurance Group Limited	1,881	443,690
First American Financial Corporation	6,355	371,450
Mercury General Corporation	20,186	1,079,951
MetLife Incorporated	31,526	1,396,602
Old Republic International Corporation	49,107	1,147,140
Prudential Financial Incorporated	14,042	1,124,624
The Allstate Corporation	12,217	1,250,899
The Hartford Financial Services Group Incorporated	19,419	1,131,739
The Progressive Corporation	5,785	438,503

		12,068,502
Health Care : 14.30%

Biotechnology : 2.39%
AbbVie Incorporated	30,204	1,985,611
Amgen Incorporated	10,368	2,162,972
BioMarin Pharmaceutical Incorporated †	8,172	613,390
Celgene Corporation †	5,311	514,105
Gilead Sciences Incorporated	30,487	1,937,144
Incyte Corporation †	4,064	332,516

		7,545,738
Health Care Equipment & Supplies : 2.43%
Abbott Laboratories	30,899	2,636,303
Baxter International Incorporated	18,669	1,641,939
Danaher Corporation	2,472	351,246
Dentsply Sirona Incorporated	8,577	447,291
DexCom Incorporated †	2,182	374,453
IDEXX Laboratories Incorporated †	1,403	406,505
Medtronic plc	16,717	1,803,597

		7,661,334
Health Care Providers & Services : 3.85%
AmerisourceBergen Corporation	11,447	941,745
Anthem Incorporated	6,816	1,782,520
Cardinal Health Incorporated	28,044	1,209,538

4

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Health Care Providers & Services (continued)
Centene Corporation	7,513	$350,256
CVS Health Corporation	18,520	1,128,238
Encompass Health Corporation	7,564	459,816
HCA Holdings Incorporated	4,600	552,920
Humana Incorporated	5,339	1,512,058
McKesson Corporation	11,172	1,544,752
Molina Healthcare Incorporated	3,660	476,825
Quest Diagnostics Incorporated	1,883	192,763
UnitedHealth Group Incorporated	8,631	2,019,654

		12,171,085
Health Care Technology : 0.30%
Veeva Systems Incorporated Class A †	5,965	956,667

Life Sciences Tools & Services : 0.32%
Bruker Corporation	8,169	352,656
IQVIA Holdings Incorporated †	2,069	321,005
Thermo Fisher Scientific Incorporated	1,162	333,564

		1,007,225
Pharmaceuticals : 5.01%
Allergan plc	5,922	945,862
Bristol-Myers Squibb Company	23,451	1,127,290
Eli Lilly & Company	19,850	2,242,455
Johnson & Johnson	38,887	4,991,535
Merck & Company Incorporated	44,542	3,851,547
Nektar Therapeutics †	19,591	344,214
Pfizer Incorporated	65,464	2,327,245

		15,830,148
Industrials : 8.77%

Aerospace & Defense : 1.58%
Arconic Incorporated	21,802	563,364
Lockheed Martin Corporation	1,862	715,213
Raytheon Company	6,095	1,129,525
Spirit AeroSystems Holdings Incorporated Class A	5,257	423,714
The Boeing Company	4,630	1,685,737
United Technologies Corporation	3,558	463,394

		4,980,947
Air Freight & Logistics : 1.32%
C.H. Robinson Worldwide Incorporated	15,927	1,345,672
Expeditors International of Washington Incorporated	15,430	1,097,073
United Parcel Service Incorporated Class B	14,488	1,719,146

		4,161,891
Airlines : 0.75%
Delta Air Lines Incorporated	21,568	1,247,924
JetBlue Airways Corporation	17,250	298,770
United Continental Holdings Incorporated †	9,913	835,765

		2,382,459
Building Products : 0.12%
Johnson Controls International plc	8,924	380,966

5

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

	Shares	Value
Commercial Services & Supplies : 0.22%
Waste Management Incorporated	5,682	$678,147

Construction & Engineering : 0.34%
AECOM Technology Corporation †	9,345	331,561
Quanta Services Incorporated	22,166	751,427

		1,082,988
Electrical Equipment : 0.49%
Eaton Corporation plc	19,216	1,551,116

Industrial Conglomerates : 0.58%
Honeywell International Incorporated	11,151	1,835,678

Machinery : 1.26%
Allison Transmission Holdings Incorporated	24,874	1,105,152
Cummins Incorporated	5,834	870,841
Illinois Tool Works Incorporated	2,085	312,458
ITT Incorporated	5,619	319,833
Oshkosh Corporation	12,903	906,694
Parker-Hannifin Corporation	2,805	464,985

		3,979,963
Professional Services : 0.41%
Manpower Incorporated	3,588	293,283
Robert Half International Incorporated	18,770	1,003,632

		1,296,915
Road & Rail : 0.98%
Landstar System Incorporated	11,249	1,254,488
Schneider National Incorporated Class B	50,959	990,643
Union Pacific Corporation	5,281	855,311

		3,100,442
Trading Companies & Distributors : 0.72%
HD Supply Holdings Incorporated †	24,323	946,408
W.W. Grainger Incorporated	2,110	577,402
WESCO International Incorporated †	16,751	755,135

		2,278,945
Information Technology : 22.39%

Communications Equipment : 1.16%
Arista Networks Incorporated	1,317	298,459
Cisco Systems Incorporated	72,200	3,379,682

		3,678,141
Electronic Equipment, Instruments & Components : 1.39%
Arrow Electronics Incorporated †	7,082	490,074
Avnet Incorporated	29,436	1,233,074
CDW Corporation of Delaware	12,394	1,431,507
Jabil Circuit Incorporated	30,688	884,121
Zebra Technologies Corporation Class A †	1,770	362,903

		4,401,679
IT Services : 4.44%
Accenture plc Class A	9,705	1,923,240

6

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
IT Services (continued)
Booz Allen Hamilton Holding Corporation	7,694	$580,974
Cognizant Technology Solutions Corporation Class A	6,622	406,525
FleetCor Technologies Incorporated	1,730	516,232
International Business Machines Corporation	11,521	1,561,441
Leidos Holdings Incorporated	3,948	344,897
MasterCard Incorporated Class A	13,507	3,800,465
Paychex Incorporated	5,576	455,559
PayPal Holdings Incorporated †	4,780	521,259
Visa Incorporated Class A	21,643	3,913,487

		14,024,079
Semiconductors & Semiconductor Equipment : 3.61%
Broadcom Incorporated	6,232	1,761,412
Intel Corporation	73,619	3,490,277
Lam Research Corporation	7,489	1,576,509
Micron Technology Incorporated †	41,618	1,884,047
NXP Semiconductors NV	4,956	506,206
QUALCOMM Incorporated	15,035	1,169,272
Texas Instruments Incorporated	8,254	1,021,433

		11,409,156
Software : 7.12%
Adobe Systems Incorporated †	5,643	1,605,490
Cadence Design Systems Incorporated	14,314	980,223
Dropbox Incorporated Class A †	6,291	112,609
Intuit Incorporated	7,141	2,059,179
Microsoft Corporation	93,387	12,874,332
Oracle Corporation	48,348	2,516,997
Paycom Software Incorporated	4,409	1,102,779
Proofpoint Incorporated †	2,608	296,295
Salesforce.com Incorporated †	2,912	454,476
Symantec Corporation	20,603	479,020

		22,481,400
Technology Hardware, Storage & Peripherals : 4.67%
Apple Incorporated	52,971	11,057,167
Dell Technologies Incorporated †	26,305	1,355,497
Hewlett Packard Enterprise Company	30,338	419,271
HP Incorporated	82,282	1,504,938
Xerox Holdings Corporation	14,845	430,357

		14,767,230
Materials : 2.11%

Chemicals : 0.66%
Cabot Corporation	10,693	427,720
Dupont de Nemours Incorporated	4,532	307,859
FMC Corporation	8,232	710,669
LyondellBasell Industries NV Class A	8,194	634,052

		2,080,300
Containers & Packaging : 0.65%
Avery Dennison Corporation	7,234	836,033
Packaging Corporation of America	6,497	653,468
Sonoco Products Company	9,853	563,592

		2,053,093

7

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

	Shares	Value
Metals & Mining : 0.61%
Nucor Corporation	10,624	$520,364
Reliance Steel & Aluminum Company	5,317	516,972
Steel Dynamics Incorporated	33,085	893,295

		1,930,631
Paper & Forest Products : 0.19%
Domtar Corporation	18,684	615,638

Real Estate : 4.64%

Equity REITs : 4.33%
American Tower Corporation	10,307	2,372,568
Boston Properties Incorporated	10,673	1,370,627
Crown Castle International Corporation	13,353	1,938,455
Equinix Incorporated	3,166	1,761,182
Host Hotels & Resorts Incorporated	39,348	631,142
Prologis Incorporated	22,531	1,884,042
Public Storage Incorporated	1,242	328,807
SBA Communications Corporation	4,133	1,084,623
Simon Property Group Incorporated	7,168	1,067,602
Weyerhaeuser Company	46,688	1,228,361

		13,667,409
Real Estate Management & Development : 0.31%
CBRE Group Incorporated Class A †	18,757	980,428

Utilities : 3.74%

Electric Utilities : 1.91%
American Electric Power Company Incorporated	5,667	516,547
Exelon Corporation	36,338	1,717,334
Pinnacle West Capital Corporation	4,873	464,446
PPL Corporation	49,482	1,462,193
The Southern Company	32,158	1,873,525

		6,034,045
Gas Utilities : 0.34%
UGI Corporation	21,901	1,065,922

Independent Power & Renewable Electricity Producers : 1.02%
AES Corporation	29,673	454,887
NRG Energy Incorporated	37,467	1,363,799
Vistra Energy Corporation	55,938	1,395,653

		3,214,339
Multi-Utilities : 0.47%
Consolidated Edison Incorporated	3,585	318,707
Dominion Energy Incorporated	5,892	457,396
DTE Energy Company	5,537	717,917

		1,494,020
Total Common Stocks (Cost $296,201,720)		312,525,968

8

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 0.92%

Investment Companies : 0.92%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04%	2,925,535	$2,925,535

Total Short-Term Investments (Cost $2,925,535)				2,925,535

Total investments in securities (Cost $299,127,255)	99.82%			315,451,503

Other assets and liabilities, net	0.18			561,999

Total net assets	100.00%			$316,013,502

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

9

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies

Wells Fargo Government Money Market Fund Select Class	1,455,727	14,339,104	12,869,296	2,925,535	$2,925,535	0.92%

Wells Fargo Disciplined Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communications services	$31,322,822	$0	$0	$31,322,822
Consumer discretionary	31,646,724	0	0	31,646,724
Consumer staples	21,364,881	0	0	21,364,881
Energy	11,358,525	0	0	11,358,525
Financials	40,052,852	0	0	40,052,852
Health care	45,172,197	0	0	45,172,197
Industrials	27,710,457	0	0	27,710,457
Information technology	70,761,685	0	0	70,761,685
Materials	6,679,662	0	0	6,679,662
Real estate	14,647,837	0	0	14,647,837
Utilities	11,808,326	0	0	11,808,326
Short-term investments
Investment companies	2,925,535	0	0	2,925,535

Total assets	$315,451,503	$0	$0	$315,451,503

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.14%

Communication Services : 8.93%

Entertainment : 1.25%
Live Nation Incorporated †	13,255	$921,355
Netflix Incorporated †	2,376	697,950
The Walt Disney Company	10,960	1,504,370

		3,123,675
Interactive Media & Services : 7.68%
Alphabet Incorporated Class A †	6,155	7,327,712
Alphabet Incorporated Class C	4,008	4,761,905
Facebook Incorporated Class A †	22,561	4,188,901
Match Group Incorporated «	14,540	1,232,992
Pinterest Incorporated Class A †«	28,028	964,724
Twitter Incorporated †	18,120	772,818

		19,249,052
Consumer Discretionary : 15.87%

Auto Components : 0.37%
Lear Corporation	8,349	937,259

Hotels, Restaurants & Leisure : 1.73%
Norwegian Cruise Line Holdings Limited †	24,711	1,254,083
Planet Fitness Incorporated Class A †	11,685	825,078
Royal Caribbean Cruises Limited	21,524	2,244,523

		4,323,684
Household Durables : 0.35%
Roku Incorporated †	5,790	876,374

Internet & Direct Marketing Retail : 5.29%
Amazon.com Incorporated †	7,266	12,906,523
MercadoLibre Incorporated †	599	356,165

		13,262,688
Multiline Retail : 1.17%
Macy’s Incorporated	43,987	649,248
Target Corporation	21,407	2,291,405

		2,940,653
Specialty Retail : 5.81%
Burlington Stores Incorporated †	18,905	3,828,073
CarMax Incorporated †	16,855	1,403,684
Carvana Corporation †	2,230	180,987
Five Below Incorporated †	6,530	802,341
O’Reilly Automotive Incorporated †	3,645	1,398,805
The Home Depot Incorporated	17,057	3,887,461
The TJX Companies Incorporated	26,651	1,465,005
ULTA Beauty Incorporated †	6,634	1,577,101

		14,543,457
Textiles, Apparel & Luxury Goods : 1.15%
Deckers Outdoor Corporation †	4,400	648,780
Levi Strauss & Company Class A †«	79,509	1,343,702
Lululemon Athletica Incorporated †	2,380	439,515
Nike Incorporated Class B	5,300	447,850

		2,879,847

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

	Shares	Value
Consumer Staples : 4.41%

Beverages : 1.07%
Constellation Brands Incorporated Class A	3,948	$806,774
The Coca-Cola Company	33,832	1,862,113

		2,668,887
Food & Staples Retailing : 2.44%
Casey’s General Stores Incorporated	9,813	1,647,112
Costco Wholesale Corporation	9,413	2,774,576
Wal-Mart Stores Incorporated	14,806	1,691,734

		6,113,422
Personal Products : 0.90%
The Estee Lauder Companies Incorporated Class A	11,430	2,263,026

Energy : 1.49%

Oil, Gas & Consumable Fuels : 1.49%
Chevron Corporation	9,745	1,147,181
Concho Resources Incorporated	2,271	166,124
ConocoPhillips	23,142	1,207,550
Exxon Mobil Corporation	17,536	1,200,865

		3,721,720
Financials : 5.77%

Banks : 1.64%
Citizens Financial Group Incorporated	31,277	1,055,286
Fifth Third Bancorp	51,650	1,366,143
JPMorgan Chase & Company	15,452	1,697,557

		4,118,986
Capital Markets : 2.69%
BlackRock Incorporated	920	388,755
CME Group Incorporated	11,729	2,548,594
Evercore Partners Incorporated Class A	14,457	1,153,090
MarketAxess Holdings Incorporated	2,607	1,036,595
Raymond James Financial Incorporated	3,343	262,459
The Charles Schwab Corporation	35,131	1,344,463

		6,733,956
Insurance : 1.24%
Prudential Financial Incorporated	11,289	904,136
The Progressive Corporation	28,983	2,196,911

		3,101,047
Thrifts & Mortgage Finance : 0.20%
LendingTree Incorporated †«	1,630	505,447

Health Care : 11.42%

Biotechnology : 2.49%
AbbVie Incorporated	12,400	815,176
Alexion Pharmaceuticals Incorporated †	22,126	2,229,416
Amgen Incorporated	6,231	1,299,911
Sage Therapeutics Incorporated †	3,343	573,893
The Medicines Company †	6,220	260,991
Vertex Pharmaceuticals Incorporated †	5,913	1,064,458

		6,243,845

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Health Care Equipment & Supplies : 4.88%
Abbott Laboratories	27,875	$2,378,295
Baxter International Incorporated	25,986	2,285,469
Boston Scientific Corporation †	80,167	3,425,536
Edwards Lifesciences Corporation †	2,930	649,991
Insulet Corporation †	7,750	1,194,818
Medtronic plc	2,020	217,938
Stryker Corporation	4,353	960,533
Varian Medical Systems Incorporated †	10,533	1,115,761

		12,228,341
Health Care Providers & Services : 1.54%
Anthem Incorporated	5,329	1,393,640
Centene Corporation †	23,073	1,075,663
UnitedHealth Group Incorporated	5,959	1,394,406

		3,863,709
Health Care Technology : 0.27%
Veeva Systems Incorporated Class A †	4,157	666,700

Life Sciences Tools & Services : 0.23%
Agilent Technologies Incorporated	8,233	585,449

Pharmaceuticals : 2.01%
Johnson & Johnson	9,439	1,211,590
Zoetis Incorporated	30,124	3,808,276

		5,019,866
Industrials : 11.71%

Aerospace & Defense : 1.59%
HEICO Corporation	6,920	1,001,116
Lockheed Martin Corporation	4,265	1,638,229
The Boeing Company	3,679	1,339,487

		3,978,832
Air Freight & Logistics : 0.19%
C.H. Robinson Worldwide Incorporated	5,500	464,695

Airlines : 0.54%
Delta Air Lines Incorporated	23,444	1,356,470

Commercial Services & Supplies : 1.58%
Copart Incorporated †	9,425	710,551
Waste Connections Incorporated	35,215	3,236,259

		3,946,810
Construction & Engineering : 0.68%
EMCOR Group Incorporated	19,524	1,707,179

Industrial Conglomerates : 0.85%
Roper Technologies Incorporated	5,832	2,138,944

Machinery : 1.29%
Allison Transmission Holdings Incorporated	29,674	1,318,416
Cummins Incorporated	7,772	1,160,126
Fortive Corporation	10,581	750,193

		3,228,735
Professional Services : 1.31%
CoStar Group Incorporated †	2,958	1,818,785

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

	Shares	Value
Professional Services (continued)
Insperity Incorporated	3,550	$351,663
TransUnion	13,414	1,122,081

		3,292,529
Road & Rail : 3.25%
CSX Corporation	37,453	2,510,100
Norfolk Southern Corporation	14,601	2,541,304
Union Pacific Corporation	19,028	3,081,775

		8,133,179
Trading Companies & Distributors : 0.43%
Applied Industrial Technologies Incorporated	20,174	1,077,090

Information Technology : 34.08%

Communications Equipment : 0.68%
Arista Networks Incorporated †	1,010	228,886
Cisco Systems Incorporated	31,339	1,466,979

		1,695,865
Electronic Equipment, Instruments & Components : 1.77%
CDW Corporation of Delaware	13,221	1,527,026
Jabil Circuit Incorporated	42,197	1,215,696
Zebra Technologies Corporation Class A †	8,291	1,699,904

		4,442,626
IT Services : 11.05%
Black Knight Incorporated †	12,920	804,270
Euronet Worldwide Incorporated †	6,562	1,004,905
Fidelity National Information Services Incorporated	14,585	1,986,769
Global Payments Incorporated	9,937	1,649,343
InterXion Holding NV †	15,800	1,278,852
MasterCard Incorporated Class A	26,013	7,319,278
PayPal Holdings Incorporated †	33,278	3,628,966
Shopify Incorporated Class A †	2,032	783,112
Square Incorporated Class A †	15,363	950,048
Visa Incorporated Class A	39,602	7,160,834
WEX Incorporated †	5,505	1,126,048

		27,692,425
Semiconductors & Semiconductor Equipment : 5.39%
Intel Corporation	26,959	1,278,126
Microchip Technology Incorporated «	57,277	4,944,723
Monolithic Power Systems Incorporated	4,500	677,520
NVIDIA Corporation	2,535	424,638
NXP Semiconductors NV	7,320	747,665
Texas Instruments Incorporated	33,705	4,170,994
Xilinx Incorporated	11,984	1,247,055

		13,490,721
Software : 13.50%
Adobe Systems Incorporated †	9,120	2,594,731
Crowdstrike Holdings Incorporated Class A †«	3,355	272,694
Dropbox Incorporated Class A †	78,360	1,402,644
Dynatrace Incorporated †	21,744	499,677
Fortinet Incorporated †	17,260	1,366,647
Intuit Incorporated	5,111	1,473,808
Microsoft Corporation	107,844	14,867,374
Oracle Corporation	24,946	1,298,689
Proofpoint Incorporated †	10,447	1,186,884
RealPage Incorporated †	12,495	795,557

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

			Shares	Value
Software (continued)
Salesforce.com Incorporated †			17,735	$2,767,901
ServiceNow Incorporated †			7,370	1,929,761
Splunk Incorporated †			15,909	1,778,944
VMware Incorporated Class A			9,800	1,386,112
Zoom Video Communications Incorporated †«			2,018	184,990

				33,806,413

Technology Hardware, Storage & Peripherals : 1.69%
Apple Incorporated			20,315	4,240,553

Materials : 2.10%

Chemicals : 1.49%
Air Products & Chemicals Incorporated			3,138	708,937
Huntsman Corporation			51,618	1,028,231
Linde plc			10,527	1,988,656

				3,725,824

Metals & Mining : 0.61%
Reliance Steel & Aluminum Company			15,852	1,541,290

Real Estate : 2.90%

Equity REITs : 1.75%
American Tower Corporation			8,556	1,969,506
Prologis Incorporated			18,229	1,524,309
SBA Communications Corporation			3,335	875,204

				4,369,019

Real Estate Management & Development : 1.15%
CBRE Group Incorporated Class A †			55,307	2,890,897

Utilities : 0.46%

Multi-Utilities : 0.46%
CenterPoint Energy Incorporated			41,518	1,149,630

Total Common Stocks (Cost $186,801,015)				248,340,816

		Yield
Short-Term Investments : 3.66%

Investment Companies : 3.66%
Securities Lending Cash Investments LLC (l)(r)(u)		2.24%	7,060,975	7,061,681
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04	2,110,388	2,110,388

Total Short-Term Investments (Cost $9,172,069)				9,172,069

Total investments in securities (Cost $195,973,084)	102.80%			257,512,885

Other assets and liabilities, net	(2.80)			(7,009,919)

Total net assets	100.00%			$250,502,966

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	7,813,999	22,466,112	23,219,136	7,060,975	$7,061,681
Wells Fargo Government Money Market Fund Select Class	2,887,213	12,062,158	12,838,983	2,110,388	2,110,388

					$9,172,069	3.66%

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$22,372,727	$0	$0	$22,372,727
Consumer discretionary	39,763,962	0	0	39,763,962
Consumer staples	11,045,335	0	0	11,045,335
Energy	3,721,720	0	0	3,721,720
Financials	14,459,436	0	0	14,459,436
Health care	28,607,910	0	0	28,607,910
Industrials	29,324,463	0	0	29,324,463
Information technology	85,368,603	0	0	85,368,603
Materials	5,267,114	0	0	5,267,114
Real estate	7,259,916	0	0	7,259,916
Utilities	1,149,630	0	0	1,149,630
Short-term investments
Investment companies	9,172,069	0	0	9,172,069

Total assets	$257,512,885	$0	$0	$257,512,885

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.18%

Communication Services : 0.52%

Media : 0.52%
Nexstar Media Group Incorporated Class A	42,200	$4,173,158

Consumer Discretionary : 14.01%

Auto Components : 0.92%
Fox Factory Holding Corporation †	104,200	7,506,568

Diversified Consumer Services : 2.20%
Chegg Incorporated †	299,114	11,856,879
Grand Canyon Education Incorporated †	47,360	5,948,416

		17,805,295
Hotels, Restaurants & Leisure : 5.35%
Dine Brands Global Incorporated	38,500	2,716,175
Eldorado Resorts Incorporated †«	169,100	6,512,041
Lindblad Expeditions Holding †	350,200	6,534,732
Planet Fitness Incorporated Class A †	169,260	11,951,449
Wingstop Incorporated	155,918	15,618,306

		43,332,703
Internet & Direct Marketing Retail : 0.28%
Revolve Group Incorporated †«	99,219	2,249,295

Leisure Products : 0.86%
Mastercraft Boat Holdings Incorporated †	110,116	1,668,257
Yeti Holdings Incorporated †«	187,148	5,286,931

		6,955,188
Multiline Retail : 0.96%
Ollie’s Bargain Outlet Holdings Incorporated	140,160	7,771,872

Specialty Retail : 3.03%
Boot Barn Holdings Incorporated †	191,100	6,545,175
Five Below Incorporated †	45,697	5,614,790
Lithia Motors Incorporated Class A	94,780	12,422,815

		24,582,780
Textiles, Apparel & Luxury Goods : 0.41%
Deckers Outdoor Corporation †	22,500	3,317,625

Consumer Staples : 5.02%

Beverages : 1.42%
Boston Beer Company Incorporated †	26,200	11,486,604

Food & Staples Retailing : 1.14%
Grocery Outlet Holding Corporation †	21,437	867,127
The Chef’s Warehouse Incorporated †	218,000	8,410,440

		9,277,567
Food Products : 1.71%
Freshpet Incorporated †	282,912	13,885,321

Personal Products : 0.75%
Inter Parfums Incorporated	94,300	6,062,547

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Emerging Growth Portfolio

	Shares	Value
Energy : 0.26%

Energy Equipment & Services : 0.26%
Cactus Incorporated Class A †	83,899	$2,136,908

Financials : 7.25%

Capital Markets : 1.59%
Assetmark Financial Holdings †	17,059	481,064
Stifel Financial Corporation	232,600	12,425,492

		12,906,556
Insurance : 3.81%
Goosehead Insurance Incorporated Class A	65,763	3,040,881
Kinsale Capital Group Incorporated	258,977	25,439,311
Trupanion Incorporated †«	98,100	2,363,229

		30,843,421
Thrifts & Mortgage Finance : 1.85%
LendingTree Incorporated †	48,232	14,956,261

Health Care : 23.82%

Biotechnology : 6.97%
Audentes Therapeutics Incorporated †	34,342	1,068,036
CareDx Incorporated †	404,826	9,238,129
Fate Therapeutics Incorporated †	227,200	3,707,904
Halozyme Therapeutics Incorporated †	222,600	3,677,352
Invitae Corporation †	308,700	7,489,062
Natera Incorporated †	177,627	5,852,810
Repligen Corporation †	204,940	19,020,481
The Medicines Company †«	153,800	6,453,448

		56,507,222
Health Care Equipment & Supplies : 7.83%
Glaukos Corporation †	142,539	9,166,683
iRhythm Technologies Incorporated †	134,262	10,220,023
Merit Medical Systems Incorporated †	290,900	10,117,502
Neuronetics Incorporated †	218,918	2,335,855
Orthopediatrics Corporation †	120,401	3,875,708
Shockwave Medical Incorporated †«	84,808	3,549,215
SI-BONE Incorporated †	257,997	5,015,462
Silk Road Medical Incorporated †«	67,233	2,897,070
Tactile Systems Technology Class I †	132,473	6,681,938
Tandem Diabetes Care Incorporated †	77,900	5,642,297
Vapotherm Incorporated †	341,619	3,962,780

		63,464,533
Health Care Providers & Services : 2.59%
Amedisys Incorporated †	132,500	17,054,075
HealthEquity Incorporated †	66,512	3,948,152

		21,002,227
Health Care Technology : 2.68%
Health Catalyst Incorporated †	49,170	1,959,916
Phreesia Incorporated †	94,810	2,538,064
Teladoc Incorporated †«	204,679	11,846,821
Vocera Communications Incorporated †	234,100	5,372,595

		21,717,396
Life Sciences Tools & Services : 2.99%
Adaptive Biotechnologies Corporation †«	67,311	3,422,764

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Life Sciences Tools & Services (continued)
Codexis Incorporated †	1,075,837	$15,093,993
Neogenomics Incorporated †	228,654	5,711,777

		24,228,534
Pharmaceuticals : 0.76%
MyoKardia Incorporated	74,400	4,000,488
Reata Pharmaceuticals Incorporated Class A †«	27,500	2,120,250

		6,120,738
Industrials : 19.25%

Aerospace & Defense : 3.24%
Kratos Defense & Security Solutions Incorporated †	305,300	6,096,841
Mercury Computer Systems Incorporated	234,845	20,109,777

		26,206,618
Airlines : 1.92%
SkyWest Incorporated	271,030	15,519,178

Commercial Services & Supplies : 2.99%
Casella Waste Systems Incorporated Class A	533,000	24,251,500

Construction & Engineering : 3.86%
MasTec Incorporated †	497,000	31,246,390

Electrical Equipment : 0.01%
Bloom Energy Corporation Class A †«	21,001	94,084

Machinery : 3.04%
Milacron Holdings Corporation †	460,758	7,303,014
Rexnord Corporation †	661,910	17,328,804

		24,631,818
Professional Services : 3.43%
ASGN Incorporated †	445,043	27,801,836

Trading Companies & Distributors : 0.76%
SiteOne Landscape Supply Incorporated †	79,100	6,185,620

Information Technology : 26.30%

Electronic Equipment, Instruments & Components : 2.21%
nLight Incorporated †	105,161	1,358,680
Novanta Incorporated †	220,320	16,524,000

		17,882,680
IT Services : 3.43%
Endava plc Sponsored ADR †	146,882	5,521,294
EVO Payments Incorporated Class A †	272,277	8,081,181
InterXion Holding NV †	175,520	14,206,589

		27,809,064
Semiconductors & Semiconductor Equipment : 2.46%
Diodes Incorporated †	169,131	6,181,738
Monolithic Power Systems Incorporated	8,580	1,291,805
Semtech Corporation †	154,100	6,467,577
Silicon Laboratories Incorporated †	55,100	6,005,900

		19,947,020

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Emerging Growth Portfolio

			Shares	Value
Software : 18.20%
Altair Engineering Incorporated Class A †			172,153	$5,915,177
Anaplan Incorporated †			42,956	2,333,799
BlackLine Incorporated †			122,123	6,219,724
Cision Limited †			236,650	1,637,618
Envestnet Incorporated †			323,692	18,518,419
Everbridge Incorporated †			49,600	4,275,520
Five9 Incorporated †			257,260	16,261,405
ForeScout Technologies Incorporated †			65,700	2,354,031
Globant SA †			58,400	5,543,912
Mimecast Limited †			152,500	6,241,825
Q2 Holdings Incorporated †			264,243	23,768,658
Rapid7 Incorporated †			399,636	21,456,457
RealPage Incorporated †			105,900	6,742,653
Shotspotter Incorporated †			231,743	6,310,362
SPS Commerce Incorporated †			120,896	6,110,084
Talend SA ADR †			338,818	13,786,504

				147,476,148

Materials : 1.75%

Chemicals : 1.26%
Ingevity Corporation †			56,400	4,295,988
PQ Group Holdings Incorporated †			413,820	5,913,488

				10,209,476

Metals & Mining : 0.49%
Mayville Engineering Company Incorporated †			302,175	3,994,754

Total Common Stocks (Cost $546,461,515)				795,546,505

Short-Term Investments : 6.81%

		Yield
Investment Companies : 6.81%
Securities Lending Cash Investments LLC (l)(r)(u)		2.24%	38,663,406	38,667,272
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04	16,550,363	16,550,363

Total Short-Term Investments (Cost $55,216,569)				55,217,635

Total investments in securities (Cost $601,678,084)	104.99%			850,764,140

Other assets and liabilities, net	(4.99)			(40,467,304)

Total net assets	100.00%			$810,296,836

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	41,141,098	54,421,438	56,899,130	38,663,406	$38,667,272
Wells Fargo Government Money Market Fund Select Class	10,281,602	73,319,909	67,051,148	16,550,363	16,550,363

					$55,217,635	6.81%

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$4,173,158	$0	$0	$4,173,158
Consumer discretionary	113,521,326	0	0	113,521,326
Consumer staples	40,712,039	0	0	40,712,039
Energy	2,136,908	0	0	2,136,908
Financials	58,706,238	0	0	58,706,238
Health care	193,040,650	0	0	193,040,650
Industrials	155,937,044	0	0	155,937,044
Information technology	213,114,912	0	0	213,114,912
Materials	14,204,230	0	0	14,204,230
Short-term investments
Investment companies	55,217,635	0	0	55,217,635

Total assets	$850,764,140	$0	$0	$850,764,140

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the portfolio did not have any transfers into/out of Level 3.

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.94%

Communication Services : 10.14%

Diversified Telecommunication Services : 2.02%
AT&T Incorporated	346,900	$12,231,694
CenturyLink Incorporated	45,607	519,008
Verizon Communications Incorporated	196,585	11,433,384

		24,184,086
Entertainment : 1.82%
Activision Blizzard Incorporated	36,411	1,842,397
Electronic Arts Incorporated †	14,101	1,320,982
Netflix Incorporated †	20,783	6,105,006
Take-Two Interactive Software Incorporated †	5,350	706,040
The Walt Disney Company	82,980	11,389,835
Viacom Incorporated Class B	16,810	419,914

		21,784,174
Interactive Media & Services : 4.78%
Alphabet Incorporated Class A †	14,233	16,944,813
Alphabet Incorporated Class C †	14,568	17,308,241
Facebook Incorporated Class A †	114,201	21,203,700
TripAdvisor Incorporated †	4,920	186,911
Twitter Incorporated †	34,709	1,480,339

		57,124,004
Media : 1.42%
CBS Corporation Class B	16,730	703,664
Charter Communications Incorporated Class A †	8,177	3,349,217
Comcast Corporation Class A	215,296	9,529,001
Discovery Communications Incorporated Class A †	7,503	207,083
Discovery Communications Incorporated Class C †	17,138	446,102
DISH Network Corporation Class A †	10,968	368,086
Fox Corporation Class A	16,844	558,715
Fox Corporation Class B	7,718	253,150
Interpublic Group of Companies Incorporated	18,397	365,732
News Corporation Class A	18,326	251,983
News Corporation Class B	5,883	83,303
Omnicom Group Incorporated	10,465	795,968

		16,912,004
Wireless Telecommunication Services : 0.10%
T-Mobile US Incorporated †	15,025	1,172,701

Consumer Discretionary : 9.85%

Auto Components : 0.11%
Aptiv plc	12,256	1,019,332
BorgWarner Incorporated	9,852	321,471

		1,340,803
Automobiles : 0.36%
Ford Motor Company	186,269	1,708,087
General Motors Company	62,702	2,325,617
Harley-Davidson Incorporated	7,561	241,196

		4,274,900
Distributors : 0.08%
Genuine Parts Company	6,943	626,883
LKQ Corporation †	14,925	392,080

		1,018,963

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value
Diversified Consumer Services : 0.02%
H&R Block Incorporated	9,663	$234,038

Hotels, Restaurants & Leisure : 1.94%
Carnival Corporation	19,033	838,975
Chipotle Mexican Grill Incorporated †	1,159	971,729
Darden Restaurants Incorporated	5,845	707,128
Hilton Worldwide Holdings Incorporated	13,835	1,277,939
Marriott International Incorporated Class A	13,137	1,656,050
McDonald’s Corporation	36,295	7,911,221
MGM Resorts International	24,258	680,679
Norwegian Cruise Line Holdings Limited †	10,238	519,579
Royal Caribbean Cruises Limited	8,172	852,176
Starbucks Corporation	57,573	5,559,249
Wynn Resorts Limited	4,606	507,351
Yum! Brands Incorporated	14,544	1,698,448

		23,180,524
Household Durables : 0.31%
D.R. Horton Incorporated	16,142	798,545
Garmin Limited	5,764	470,169
Leggett & Platt Incorporated	6,240	232,066
Lennar Corporation Class A	13,568	691,968
Mohawk Industries Incorporated †	2,926	347,872
Newell Rubbermaid Incorporated	18,503	307,150
Pulte Group Incorporated	12,119	409,622
Whirlpool Corporation	3,011	418,800

		3,676,192
Internet & Direct Marketing Retail : 3.47%
Amazon.com Incorporated †	19,658	34,918,307
Booking Holdings Incorporated †	2,058	4,046,872
eBay Incorporated	38,941	1,568,933
Expedia Group Incorporated	6,581	856,188

		41,390,300
Leisure Products : 0.05%
Hasbro Incorporated	5,504	608,027

Multiline Retail : 0.54%
Dollar General Corporation	12,279	1,916,629
Dollar Tree Incorporated †	11,293	1,146,578
Kohl’s Corporation	7,702	363,997
Macy’s Incorporated	14,682	216,706
Nordstrom Incorporated «	4,999	144,821
Target Corporation	24,353	2,606,745

		6,395,476
Specialty Retail : 2.31%
Advance Auto Parts Incorporated	3,410	470,410
AutoZone Incorporated †	1,166	1,284,571
Best Buy Company Incorporated	11,043	702,887
CarMax Incorporated †	7,900	657,912
L Brands Incorporated	10,902	179,992
Lowe’s Companies Incorporated	37,215	4,175,523
O’Reilly Automotive Incorporated †	3,721	1,427,971
Ross Stores Incorporated	17,466	1,851,571
The Gap Incorporated	10,061	158,863
The Home Depot Incorporated	52,300	11,919,693

2

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Specialty Retail (continued)
The TJX Companies Incorporated	57,642	$3,168,581
Tiffany & Company	5,136	435,892
Tractor Supply Company	5,735	584,282
ULTA Beauty Incorporated †	2,640	627,607

		27,645,755
Textiles, Apparel & Luxury Goods : 0.66%
Capri Holdings Limited †	7,175	189,277
HanesBrands Incorporated	17,182	234,706
Nike Incorporated Class B	59,737	5,047,777
PVH Corporation	3,561	269,924
Ralph Lauren Corporation	2,481	219,172
Tapestry Incorporated	13,791	284,784
Under Armour Incorporated Class A †	8,937	166,318
Under Armour Incorporated Class C †	9,234	156,239
VF Corporation	15,480	1,268,586

		7,836,783
Consumer Staples : 7.35%

Beverages : 1.91%
Brown-Forman Corporation Class B	7,907	466,434
Constellation Brands Incorporated Class A	7,948	1,624,174
Molson Coors Brewing Company Class B	8,926	458,439
Monster Beverage Corporation †	18,603	1,091,438
PepsiCo Incorporated	66,634	9,110,867
The Coca-Cola Company	182,505	10,045,075

		22,796,427
Food & Staples Retailing : 1.53%
Costco Wholesale Corporation	20,905	6,161,958
Sysco Corporation	22,477	1,670,715
The Kroger Company	38,344	907,986
Wal-Mart Stores Incorporated	66,491	7,597,262
Walgreens Boots Alliance Incorporated	36,941	1,891,010

		18,228,931
Food Products : 1.16%
Archer Daniels Midland Company	26,627	1,013,157
Campbell Soup Company	9,161	412,245
ConAgra Foods Incorporated	23,097	655,031
General Mills Incorporated	28,463	1,531,309
Hormel Foods Corporation	12,942	551,459
Kellogg Company	11,815	741,982
Lamb Weston Holdings Incorporated	6,953	489,422
McCormick & Company Incorporated	5,821	948,066
Mondelez International Incorporated Class A	68,469	3,780,858
The Hershey Company	6,621	1,049,296
The J.M. Smucker Company	5,407	568,600
The Kraft Heinz Company	29,574	754,728
Tyson Foods Incorporated Class A	14,013	1,303,770

		13,799,923
Household Products : 1.80%
Church & Dwight Company Incorporated	11,704	933,745
Colgate-Palmolive Company	40,808	3,025,913
Kimberly-Clark Corporation	16,342	2,306,020
The Clorox Company	6,054	957,501
The Procter & Gamble Company	119,230	14,335,023

		21,558,202

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value
Personal Products : 0.18%
Coty Incorporated Class A	14,287	$136,441
The Estee Lauder Companies Incorporated Class A	10,423	2,063,650

		2,200,091
Tobacco : 0.77%
Altria Group Incorporated	88,931	3,889,842
Philip Morris International Incorporated	73,953	5,331,272

		9,221,114
Energy : 4.28%

Energy Equipment & Services : 0.38%
Baker Hughes Incorporated	24,475	530,863
Halliburton Company	41,543	782,670
Helmerich & Payne Incorporated	5,253	197,460
National Oilwell Varco Incorporated	18,344	374,768
Schlumberger Limited	65,840	2,135,191
TechnipFMC plc	20,020	497,297

		4,518,249
Oil, Gas & Consumable Fuels : 3.90%
Apache Corporation	17,869	385,434
Cabot Oil & Gas Corporation	20,120	344,454
Chevron Corporation	90,547	10,659,193
Cimarex Energy Company	4,821	206,242
Concho Resources Incorporated	9,535	697,485
ConocoPhillips	53,721	2,803,162
Devon Energy Corporation	19,736	433,995
Diamondback Energy Incorporated	7,358	721,673
EOG Resources Incorporated	27,585	2,046,531
Exxon Mobil Corporation	201,119	13,772,629
Hess Corporation	12,116	762,702
HollyFrontier Corporation	7,468	331,280
Kinder Morgan Incorporated	92,539	1,875,766
Marathon Oil Corporation	38,878	460,316
Marathon Petroleum Corporation	31,497	1,549,967
Noble Energy Incorporated	22,732	513,289
Occidental Petroleum Corporation	42,559	1,850,465
ONEOK Incorporated	19,620	1,398,514
Phillips 66	19,854	1,958,200
Pioneer Natural Resources Company	8,006	988,101
The Williams Companies Incorporated	57,600	1,359,360
Valero Energy Corporation	19,833	1,493,028

		46,611,786
Financials : 12.38%

Banks : 5.11%
Bank of America Corporation	420,321	11,563,031
BB&T Corporation	36,407	1,734,794
Citigroup Incorporated	109,920	7,073,352
Citizens Financial Group Incorporated	21,787	735,093
Comerica Incorporated	7,328	451,771
Fifth Third Bancorp	34,564	914,218
First Republic Bank	7,833	702,777
Huntington Bancshares Incorporated	49,741	659,068
JPMorgan Chase & Company	154,198	16,940,192
KeyCorp	47,928	795,605
M&T Bank Corporation	6,494	949,488
People’s United Financial Incorporated	18,746	269,380
PNC Financial Services Group Incorporated	21,458	2,766,580
Regions Financial Corporation	48,162	704,128
SunTrust Banks Incorporated	21,097	1,297,676
SVB Financial Group †	2,487	484,020

4

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Banks (continued)
US Bancorp	71,136	$3,748,156
Wells Fargo & Company (l)	192,269	8,953,967
Zions Bancorporation	8,678	356,579

		61,099,875
Capital Markets : 2.65%
Affiliated Managers Group Incorporated	2,434	186,517
Ameriprise Financial Incorporated	6,365	820,958
Bank of New York Mellon Corporation	41,873	1,761,178
BlackRock Incorporated	5,656	2,389,999
CBOE Holdings Incorporated	5,310	632,740
CME Group Incorporated	17,016	3,697,407
E*TRADE Financial Corporation	11,630	485,436
Franklin Resources Incorporated	13,993	367,736
Intercontinental Exchange Incorporated	26,802	2,505,451
Invesco Limited	19,041	298,944
MarketAxess Holdings Incorporated	1,792	712,535
Moody’s Corporation	7,841	1,690,363
Morgan Stanley	60,772	2,521,430
MSCI Incorporated	4,025	944,386
Northern Trust Corporation	10,347	909,812
Raymond James Financial Incorporated	6,006	471,531
S&P Global Incorporated	11,697	3,043,442
State Street Corporation	17,738	910,137
T. Rowe Price Group Incorporated	11,240	1,243,369
The Charles Schwab Corporation	56,477	2,161,375
The Goldman Sachs Group Incorporated	16,172	3,297,633
The NASDAQ OMX Group Incorporated	5,514	550,518

		31,602,897
Consumer Finance : 0.67%
American Express Company	32,549	3,917,923
Capital One Financial Corporation	22,322	1,933,532
Discover Financial Services	15,388	1,230,578
Synchrony Financial	30,144	966,115

		8,048,148
Diversified Financial Services : 1.59%
Berkshire Hathaway Incorporated Class B †	92,111	18,736,299
Jefferies Financial Group Incorporated	12,044	224,500

		18,960,799
Insurance : 2.36%
AFLAC Incorporated	35,435	1,778,128
American International Group Incorporated	41,342	2,151,438
Aon plc	11,433	2,227,720
Arthur J. Gallagher & Company	8,806	798,792
Assurant Incorporated	2,922	359,406
Chubb Limited	21,764	3,401,278
Cincinnati Financial Corporation	7,211	811,165
Everest Reinsurance Group Limited	1,936	456,664
Globe Life Incorporated	4,808	429,162
Lincoln National Corporation	9,618	508,600
Loews Corporation	12,753	613,037
Marsh & McLennan Companies Incorporated	24,306	2,427,926
MetLife Incorporated	45,174	2,001,208
Principal Financial Group Incorporated	12,314	655,351
Prudential Financial Incorporated	19,299	1,545,657
The Allstate Corporation	15,834	1,621,243
The Hartford Financial Services Group Incorporated	17,183	1,001,425
The Progressive Corporation	27,759	2,104,132
The Travelers Companies Incorporated	12,449	1,829,505
Unum Group	10,071	255,904
Willis Towers Watson plc	6,143	1,216,130

		28,193,871

5

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value
Health Care : 13.47%

Biotechnology : 2.08%
AbbVie Incorporated	70,270	$4,619,550
Alexion Pharmaceuticals Incorporated †	10,659	1,074,001
Amgen Incorporated	28,992	6,048,311
Biogen Idec Incorporated †	9,216	2,025,216
Celgene Corporation †	33,524	3,245,123
Gilead Sciences Incorporated	60,442	3,840,485
Incyte Corporation †	8,460	692,197
Regeneron Pharmaceuticals Incorporated †	3,738	1,084,207
Vertex Pharmaceuticals Incorporated †	12,174	2,191,563

		24,820,653
Health Care Equipment & Supplies : 3.54%
Abbott Laboratories	83,858	7,154,765
ABIOMED Incorporated †	2,145	414,135
Align Technology Incorporated †	3,461	633,744
Baxter International Incorporated	22,553	1,983,536
Becton Dickinson & Company	12,821	3,255,508
Boston Scientific Corporation †	66,103	2,824,581
Danaher Corporation	29,947	4,255,169
Dentsply Sirona Incorporated	11,122	580,012
Edwards Lifesciences Corporation †	9,911	2,198,656
Hologic Incorporated †	12,741	629,023
IDEXX Laboratories Incorporated †	4,088	1,184,457
Intuitive Surgical Incorporated †	5,488	2,806,234
Medtronic plc	63,728	6,875,614
ResMed Incorporated	6,816	949,469
Stryker Corporation	14,720	3,248,115
Teleflex Incorporated	2,194	798,440
The Cooper Companies Incorporated	2,352	728,532
Varian Medical Systems Incorporated †	4,323	457,935
Zimmer Biomet Holdings Incorporated	9,735	1,355,112

		42,333,037
Health Care Providers & Services : 2.55%
AmerisourceBergen Corporation	7,393	608,222
Anthem Incorporated	12,225	3,197,082
Cardinal Health Incorporated	14,168	611,066
Centene Corporation †	19,649	916,036
Cigna Corporation	18,037	2,777,157
CVS Health Corporation	61,750	3,761,810
DaVita HealthCare Partners Incorporated †	4,997	281,681
HCA Holdings Incorporated	12,691	1,525,458
Henry Schein Incorporated	7,086	436,639
Humana Incorporated	6,419	1,817,925
Laboratory Corporation of America Holdings †	4,682	784,516
McKesson Corporation	9,030	1,248,578
Quest Diagnostics Incorporated	6,387	653,837
UnitedHealth Group Incorporated	45,173	10,570,482
Universal Health Services Incorporated Class B	3,940	569,645
WellCare Health Plans Incorporated †	2,392	647,610

		30,407,744
Health Care Technology : 0.09%
Cerner Corporation	15,468	1,065,900

Life Sciences Tools & Services : 0.97%
Agilent Technologies Incorporated	15,020	1,068,072
Illumina Incorporated †	6,987	1,965,723

6

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings Incorporated †	7,500	$1,163,625
Mettler-Toledo International Incorporated †	1,179	774,355
PerkinElmer Incorporated	5,272	435,994
Thermo Fisher Scientific Incorporated	19,013	5,457,872
Waters Corporation †	3,302	699,661

		11,565,302
Pharmaceuticals : 4.24%
Allergan plc	14,647	2,339,419
Bristol-Myers Squibb Company	77,752	3,737,539
Eli Lilly & Company	41,071	4,639,791
Johnson & Johnson	126,204	16,199,545
Merck & Company Incorporated	122,382	10,582,372
Mylan NV †	24,502	477,054
Nektar Therapeutics †	8,285	145,567
Perrigo Company plc	5,947	278,201
Pfizer Incorporated	263,897	9,381,538
Zoetis Incorporated	22,752	2,876,308

		50,657,334
Industrials : 8.95%

Aerospace & Defense : 2.62%
Arconic Incorporated	18,979	490,417
General Dynamics Corporation	12,907	2,468,722
Huntington Ingalls Industries Incorporated	1,975	412,775
L3Harris Technologies Incorporated	10,525	2,225,090
Lockheed Martin Corporation	11,684	4,487,941
Northrop Grumman Corporation	8,071	2,969,079
Raytheon Company	13,240	2,453,637
Textron Incorporated	11,064	497,880
The Boeing Company	24,872	9,055,646
TransDigm Group Incorporated	2,326	1,252,132
United Technologies Corporation	38,556	5,021,533

		31,334,852
Air Freight & Logistics : 0.58%
C.H. Robinson Worldwide Incorporated	6,491	548,425
Expeditors International of Washington Incorporated	8,176	581,314
FedEx Corporation	11,395	1,807,361
United Parcel Service Incorporated Class B	33,156	3,934,291

		6,871,391
Airlines : 0.39%
Alaska Air Group Incorporated	5,871	350,616
American Airlines Group Incorporated	18,819	495,128
Delta Air Lines Incorporated	28,317	1,638,422
Southwest Airlines Company	23,232	1,215,498
United Continental Holdings Incorporated †	10,506	885,761

		4,585,425
Building Products : 0.27%
A.O. Smith Corporation	6,709	312,103
Allegion plc	4,466	429,942
Fortune Brands Home & Security Incorporated	6,649	339,498
Johnson Controls International plc	37,826	1,614,792
Masco Corporation	13,953	568,306

		3,264,641

7

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value
Commercial Services & Supplies : 0.43%
Cintas Corporation	4,026	$1,062,059
Copart Incorporated †	9,584	722,538
Republic Services Incorporated	10,242	914,099
Rollins Incorporated	7,006	229,867
Waste Management Incorporated	18,572	2,216,568

		5,145,131
Construction & Engineering : 0.06%
Jacobs Engineering Group Incorporated	5,455	484,731
Quanta Services Incorporated	6,754	228,961

		713,692
Electrical Equipment : 0.43%
AMETEK Incorporated	10,830	930,622
Eaton Corporation plc	20,111	1,623,360
Emerson Electric Company	29,215	1,740,922
Rockwell Automation Incorporated	5,626	859,597

		5,154,501
Industrial Conglomerates : 1.29%
3M Company	27,400	4,431,128
General Electric Company	414,531	3,419,881
Honeywell International Incorporated	34,592	5,694,535
Roper Technologies Incorporated	4,936	1,810,327

		15,355,871
Machinery : 1.47%
Caterpillar Incorporated	27,183	3,234,777
Cummins Incorporated	6,887	1,028,022
Deere & Company	15,068	2,334,184
Dover Corporation	6,908	647,556
Flowserve Corporation	6,233	266,024
Fortive Corporation	14,017	993,805
IDEX Corporation	3,599	592,791
Illinois Tool Works Incorporated	14,246	2,134,906
Ingersoll-Rand plc	11,463	1,388,055
PACCAR Incorporated	16,468	1,079,642
Parker-Hannifin Corporation	6,098	1,010,865
Pentair plc	7,517	270,011
Snap-on Incorporated	2,634	391,623
Stanley Black & Decker Incorporated	7,203	956,991
Wabtec Corporation	8,654	598,943
Xylem Incorporated	8,553	655,245

		17,583,440
Professional Services : 0.33%
Equifax Incorporated	5,743	840,660
IHS Markit Limited †	17,291	1,134,463
Nielsen Holdings plc	16,898	350,802
Robert Half International Incorporated	5,632	301,143
Verisk Analytics Incorporated	7,780	1,256,781

		3,883,849
Road & Rail : 0.93%
CSX Corporation	36,539	2,448,844
J.B. Hunt Transport Services Incorporated	4,135	446,745
Kansas City Southern	4,781	601,450
Norfolk Southern Corporation	12,642	2,200,340
Union Pacific Corporation	33,646	5,449,306

		11,146,685

8

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Trading Companies & Distributors : 0.15%
Fastenal Company	27,204	$832,986
United Rentals Incorporated †	3,737	420,637
W.W. Grainger Incorporated	2,135	584,243

		1,837,866
Information Technology : 21.38%

Communications Equipment : 1.03%
Arista Networks Incorporated †	2,513	569,496
Cisco Systems Incorporated	203,478	9,524,805
F5 Networks Incorporated †	2,838	365,336
Juniper Networks Incorporated	16,367	379,060
Motorola Solutions Incorporated	7,833	1,417,068

		12,255,765
Electronic Equipment, Instruments & Components : 0.43%
Amphenol Corporation Class A	14,200	1,243,068
Corning Incorporated	37,302	1,038,861
FLIR Systems Incorporated	6,437	317,151
IPG Photonics Corporation †	1,693	209,475
Keysight Technologies Incorporated †	8,944	866,316
TE Connectivity Limited	16,012	1,460,615

		5,135,486
IT Services : 5.59%
Accenture plc Class A	30,318	6,008,118
Akamai Technologies Incorporated †	7,800	695,214
Alliance Data Systems Corporation	1,882	231,392
Automatic Data Processing Incorporated	20,688	3,513,650
Broadridge Financial Solutions Incorporated	5,520	714,509
Cognizant Technology Solutions Corporation Class A	27,060	1,661,213
DXC Technology Company	12,752	423,621
Fidelity National Information Services Incorporated	29,132	3,968,361
Fiserv Incorporated †	27,087	2,896,684
FleetCor Technologies Incorporated †	4,097	1,222,545
Gartner Incorporated †	4,282	572,375
Global Payments Incorporated	7,448	1,236,219
International Business Machines Corporation	42,145	5,711,912
Jack Henry & Associates Incorporated	3,670	532,003
Leidos Holdings Incorporated	6,855	598,853
MasterCard Incorporated Class A	42,722	12,020,689
Paychex Incorporated	15,204	1,242,167
PayPal Holdings Incorporated †	55,849	6,090,333
Total System Services Incorporated	7,739	1,038,729
VeriSign Incorporated †	4,985	1,016,192
Visa Incorporated Class A	82,660	14,946,581
Western Union Company	20,473	452,863

		66,794,223
Semiconductors & Semiconductor Equipment : 3.74%
Advanced Micro Devices Incorporated †	42,158	1,325,869
Analog Devices Incorporated	17,576	1,930,372
Applied Materials Incorporated	44,496	2,136,698
Broadcom Incorporated	18,816	5,318,154
Intel Corporation	212,808	10,089,227
KLA-Tencor Corporation	7,682	1,136,168
Lam Research Corporation	7,127	1,500,305
Maxim Integrated Products Incorporated	12,949	706,238
Microchip Technology Incorporated	11,310	976,392
Micron Technology Incorporated †	52,605	2,381,428
NVIDIA Corporation	28,948	4,849,079
Qorvo Incorporated †	5,664	404,580
QUALCOMM Incorporated	57,786	4,494,017

9

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Incorporated	8,209	$617,891
Texas Instruments Incorporated	44,596	5,518,755
Xilinx Incorporated	12,070	1,256,004

		44,641,177
Software : 6.59%
Adobe Systems Incorporated †	23,194	6,598,925
Ansys Incorporated †	3,989	823,968
Autodesk Incorporated †	10,439	1,490,898
Cadence Design Systems Incorporated †	13,358	914,756
Citrix Systems Incorporated	5,945	552,766
Fortinet Incorporated †	6,899	546,263
Intuit Incorporated	12,323	3,553,460
Microsoft Corporation	364,241	50,214,264
Oracle Corporation	115,342	6,004,705
Salesforce.com Incorporated †	40,602	6,336,754
Symantec Corporation	29,385	683,201
Synopsys Incorporated †	7,125	1,010,396

		78,730,356
Technology Hardware, Storage & Peripherals : 4.00%
Apple Incorporated	207,770	43,369,910
Hewlett Packard Enterprise Company	63,654	879,698
HP Incorporated	71,599	1,309,546
NetApp Incorporated	11,740	564,224
Seagate Technology plc	11,975	601,265
Western Digital Corporation	13,927	797,599
Xerox Holdings Corporation	9,289	269,288

		47,791,530
Materials : 2.62%

Chemicals : 1.87%
Air Products & Chemicals Incorporated	10,464	2,364,027
Albemarle Corporation «	5,037	310,934
Celanese Corporation Series A	6,018	682,261
CF Industries Holdings Incorporated	10,509	506,429
Corteva Incorporated	35,594	1,043,616
Dow Incorporated	35,594	1,517,372
Dupont de Nemours Incorporated	35,593	2,417,832
Eastman Chemical Company	6,587	430,592
Ecolab Incorporated	12,057	2,487,480
FMC Corporation	6,258	540,253
International Flavors & Fragrances Incorporated «	4,818	528,776
Linde plc	25,800	4,873,878
LyondellBasell Industries NV Class A	13,065	1,010,970
PPG Industries Incorporated	11,223	1,243,396
The Mosaic Company	16,871	310,258
The Sherwin-Williams Company	3,862	2,034,309

		22,302,383
Construction Materials : 0.14%
Martin Marietta Materials Incorporated	2,970	753,697
Vulcan Materials Company	6,279	886,909

		1,640,606
Containers & Packaging : 0.37%
Amcor plc †	77,151	757,623
Avery Dennison Corporation	4,013	463,782
Ball Corporation	15,912	1,279,484
International Paper Company	18,887	738,482
Packaging Corporation of America	4,492	451,805

10

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Containers & Packaging (continued)
Sealed Air Corporation	7,401	$294,708
WestRock Company	12,218	417,611

		4,403,495
Metals & Mining : 0.24%
Freeport-McMoRan Incorporated	68,954	633,687
Newmont Goldcorp Corporation	38,960	1,554,114
Nucor Corporation	14,488	709,622

		2,897,423
Real Estate : 3.16%

Equity REITs : 3.09%
Alexandria Real Estate Equities Incorporated	5,368	804,341
American Tower Corporation	21,011	4,836,522
Apartment Investment & Management Company Class A	7,074	360,774
AvalonBay Communities Incorporated	6,626	1,408,423
Boston Properties Incorporated	7,345	943,245
Crown Castle International Corporation	19,762	2,868,850
Digital Realty Trust Incorporated	9,900	1,223,937
Duke Realty Corporation	17,085	568,418
Equinix Incorporated	3,996	2,222,895
Equity Residential Company Limited	17,609	1,492,539
Essex Property Trust Incorporated	3,124	1,003,616
Extra Space Storage Incorporated	6,058	738,591
Federal Realty Investment Trust	3,561	460,117
HCP Incorporated	22,720	788,611
Host Hotels & Resorts Incorporated	35,217	564,881
Iron Mountain Incorporated	13,636	434,307
Kimco Realty Corporation	20,061	368,721
Mid-America Apartment Communities Incorporated	5,419	686,479
Prologis Incorporated	29,984	2,507,262
Public Storage Incorporated	7,134	1,888,655
Realty Income Corporation	14,964	1,104,493
Regency Centers Corporation	7,943	512,403
SBA Communications Corporation	5,383	1,412,661
Simon Property Group Incorporated	14,687	2,187,482
SL Green Realty Corporation	4,008	321,522
The Macerich Company «	5,035	143,649
UDR Incorporated	13,395	645,371
Ventas Incorporated	17,559	1,288,655
Vornado Realty Trust	8,251	498,938
Welltower Incorporated	19,248	1,723,851
Weyerhaeuser Company	35,402	931,427

		36,941,636
Real Estate Management & Development : 0.07%
CBRE Group Incorporated Class A †	14,866	777,046

Utilities : 3.36%

Electric Utilities : 2.04%
Alliant Energy Corporation	11,232	589,118
American Electric Power Company Incorporated	23,455	2,137,923
Duke Energy Corporation	34,607	3,209,453
Edison International	16,818	1,215,437
Entergy Corporation	9,028	1,018,720
Evergy Incorporated	11,603	754,195
Eversource Energy	15,263	1,223,024
Exelon Corporation	46,153	2,181,191
FirstEnergy Corporation	23,998	1,103,908
NextEra Energy Incorporated	22,765	4,987,356
Pinnacle West Capital Corporation	5,337	508,669
PPL Corporation	34,307	1,013,772

11

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Index Portfolio

				Shares	Value
Electric Utilities (continued)
The Southern Company				49,474	$2,882,355
Xcel Energy Incorporated				24,464	1,571,078

					24,396,199
Gas Utilities : 0.05%
Atmos Energy Corporation				5,561	612,989

Independent Power & Renewable Electricity Producers : 0.08%
AES Corporation				31,549	483,646
NRG Energy Incorporated				12,025	437,710

					921,356
Multi-Utilities : 1.10%
Ameren Corporation				11,674	900,649
CenterPoint Energy Incorporated				23,870	660,960
CMS Energy Corporation				13,488	850,418
Consolidated Edison Incorporated				15,548	1,382,217
Dominion Energy Incorporated				38,139	2,960,731
DTE Energy Company				8,709	1,129,209
NiSource Incorporated				17,735	524,069
Public Service Enterprise Group Incorporated				24,025	1,452,792
Sempra Energy				13,043	1,847,280
WEC Energy Group Incorporated				14,994	1,435,975

					13,144,300
Water Utilities : 0.09%
American Water Works Company Incorporated				8,581	1,092,533

Total Common Stocks (Cost $359,875,010)					1,157,824,860

		Yield
Short-Term Investments : 2.90%

Investment Companies : 2.71%
Securities Lending Cash Investments LLC (l)(r)(u)		2.24%		1,052,777	1,052,882
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04		31,284,673	31,284,673

					32,337,555

			Maturity date	Principal
U.S. Treasury Securities : 0.19%
U.S. Treasury Bill #(z)		1.61	9-12-2019	$2,268,000	2,266,944

Total Short-Term Investments (Cost $34,604,316)					34,604,499

Total investments in securities (Cost $394,479,326)	99.84%				1,192,429,359

Other assets and liabilities, net	0.16				1,915,740

Total net assets	100.00%				$1,194,345,099

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Abbreviations:

REIT	Real estate investment trust

12

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 Index	49	9-19-2019	$35,675,270	$35,828,800	$153,530	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	208,199	0	15,930	192,269	$8,953,967	0.75%
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	3,129,501	8,344,463	10,421,187	1,052,777	1,052,882
Wells Fargo Government Money Market Fund Select Class	24,217,403	58,511,386	51,444,116	31,284,673	31,284,673	2.71

					$41,291,522	3.46%

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Communication services	$121,176,969	$0	$0	$121,176,969
Consumer discretionary	117,601,761	0	0	117,601,761
Consumer staples	87,804,688	0	0	87,804,688
Energy	51,130,035	0	0	51,130,035
Financials	147,905,590	0	0	147,905,590
Health care	160,849,970	0	0	160,849,970
Industrials	106,877,344	0	0	106,877,344
Information technology	255,348,537	0	0	255,348,537
Materials	31,243,907	0	0	31,243,907
Real estate	37,718,682	0	0	37,718,682
Utilities	40,167,377	0	0	40,167,377
Short-term investments
Investment companies	32,337,555	0	0	32,337,555
U.S. Treasury securities	2,266,944	0	0	2,266,944

	1,192,429,359	0	0	1,192,429,359
Futures contracts	153,530	0	0	153,530

Total assets	$1,192,582,889	$0	$0	$1,192,582,889

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 93.64%

Brazil : 2.58%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	93,505	$1,011,604
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	85,100	591,857
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	271,606	3,680,261

		5,283,722
Canada : 1.42%
Canadian National Railway Company (Industrials, Road & Rail)	16,817	1,549,518
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	23,088	883,531
TMX Group Limited (Financials, Capital Markets)	5,500	476,344

		2,909,393
Denmark : 3.15%
Carlsberg AS Class B (Consumer Staples, Beverages)	3,151	465,134
DSV AS (Industrials, Road & Rail)	2,104	208,522
Genmab AS (Health Care, Biotechnology) †	21,918	4,472,732
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	25,227	1,309,957

		6,456,345
France : 10.41%
Air Liquide SA (Materials, Chemicals)	54,122	7,533,492
Amundi SA (Financials, Diversified Financial Services)	21,072	1,346,706
BNP Paribas SA (Financials, Banks)	78,202	3,526,871
Capgemini SA (Information Technology, IT Services)	4,872	584,451
Eiffage SA (Industrials, Construction & Engineering)	25,073	2,596,922
Safran SA (Industrials, Aerospace & Defense)	12,409	1,802,276
Schneider Electric SE (Industrials, Electrical Equipment)	9,079	759,945
Vinci SA (Industrials, Construction & Engineering)	29,263	3,200,068

		21,350,731
Germany : 18.31%
Allianz AG (Financials, Insurance)	21,258	4,684,401
Beiersdorf AG (Consumer Staples, Personal Products)	10,161	1,278,672
Deutsche Boerse AG (Financials, Capital Markets)	87,272	12,828,800
Deutsche Post AG (Industrials, Air Freight & Logistics)	182,975	6,012,848
Symrise AG (Materials, Chemicals)	22,017	2,054,875
Wirecard AG (Information Technology, IT Services)	67,088	10,698,665

		37,558,261
Hong Kong : 4.79%
AIA Group Limited (Financials, Insurance)	810,200	7,879,413
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	75,000	621,780
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	662,800	1,325,532

		9,826,725
India : 2.03%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	137,147	4,160,937

Ireland : 11.57%
Linde plc (Materials, Chemicals)	69,248	12,991,463
Medtronic plc (Health Care, Health Care Equipment & Supplies)	63,287	6,828,034
Willis Towers Watson plc (Financials, Insurance)	19,765	3,912,877

		23,732,374

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo International Growth Portfolio

	Shares	Value
Israel : 0.47%
Nice Systems Limited ADR (Information Technology, Software) †	6,226	$954,135

Italy : 2.58%
Assicurazioni Generali SpA (Financials, Insurance)	118,103	2,137,823
Intesa Sanpaolo SpA (Financials, Banks)	1,442,960	3,160,985

		5,298,808
Japan : 4.13%
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	9,500	627,580
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	47,700	3,919,810
Recruit Holdings Company Limited (Industrials, Professional Services)	18,498	560,503
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	169,700	3,364,129

		8,472,022
Netherlands : 8.51%
Adyen NV (Information Technology, IT Services) †144A	2,546	1,843,441
Airbus SE (Industrials, Aerospace & Defense)	59,011	8,129,053
ING Groep NV (Financials, Banks)	471,205	4,503,982
Koninklijke DSM NV (Materials, Chemicals) «	23,977	2,980,401

		17,456,877
Russia : 0.47%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	39,959	969,006

Sweden : 0.55%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	58,486	1,120,182

Switzerland : 7.85%
Idorsia Limited (Health Care, Biotechnology) †	40,093	1,126,128
Lonza Group AG (Health Care, Life Sciences Tools & Services)	9,434	3,334,189
Nestle SA (Consumer Staples, Food Products)	80,718	9,052,486
Novartis AG (Health Care, Pharmaceuticals)	28,762	2,586,618

		16,099,421
United Kingdom : 9.32%
Amarin Corporation plc ADR (Health Care, Biotechnology) †«	67,374	1,009,936
Aon plc (Financials, Insurance)	33,904	6,606,194
AVEVA Group plc (Information Technology, Software)	29,358	1,321,744
Diageo plc (Consumer Staples, Beverages)	39,290	1,674,955
Experian Group Limited plc (Industrials, Professional Services)	81,348	2,492,423
London Stock Exchange Group plc (Financials, Capital Markets)	53,200	4,501,584
RELX plc (Industrials, Professional Services)	62,988	1,507,200

		19,114,036
United States : 5.50%
Alphabet Incorporated Class A (Communication Services, Interactive Media & Services) †	1,879	2,237,006
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †	1,847	2,194,421
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †	2,389	4,243,557
Intercontinental Exchange Incorporated (Financials, Capital Markets)	27,743	2,593,416

		11,268,400
Total Common Stocks (Cost $163,972,598)		192,031,375

2

Wells Fargo International Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

			Expiration date	Shares	Value
Participation Notes : 1.75%

Ireland : 1.75%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†(a)			10-29-2019	356,115	$3,594,511

Total Participation Notes (Cost $4,875,671)					3,594,511

		Dividend yield
Preferred Stocks : 1.96%

Brazil : 1.96%
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)		4.19%		651,791	4,013,685

Total Preferred Stocks (Cost $2,856,068)					4,013,685

		Yield
Short-Term Investments : 3.21%

Investment Companies : 3.21%
Securities Lending Cash Investments LLC (l)(r)(u)		2.24		850,360	850,445
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04		5,735,047	5,735,047

Total Short-Term Investments (Cost $6,585,492)					6,585,492

Total investments in securities (Cost $178,289,829)	100.56%				206,225,063

Other assets and liabilities, net	(0.56)				(1,144,841)

Total net assets	100.00%				$205,080,222

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,040,572	4,143,336	9,333,548	850,360	$850,445
Wells Fargo Government Money Market Fund Select Class	11,990,365	11,196,243	17,451,561	5,735,047	5,735,047

					$6,585,492	3.21%

Wells Fargo International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$5,283,722	$0	$0	$5,283,722
Canada	2,909,393	0	0	2,909,393
Denmark	6,456,345	0	0	6,456,345
France	21,350,731	0	0	21,350,731
Germany	37,558,261	0	0	37,558,261
Hong Kong	9,826,725	0	0	9,826,725
India	4,160,937	0	0	4,160,937
Ireland	23,732,374	0	0	23,732,374
Israel	954,135	0	0	954,135
Italy	5,298,808	0	0	5,298,808
Japan	8,472,022	0	0	8,472,022
Netherlands	17,456,877	0	0	17,456,877
Russia	969,006	0	0	969,006
Sweden	1,120,182	0	0	1,120,182
Switzerland	16,099,421	0	0	16,099,421
United Kingdom	19,114,036	0	0	19,114,036
United States	11,268,400	0	0	11,268,400
Participation notes
Ireland	0	3,594,511	0	3,594,511
Preferred stocks
Brazil	4,013,685	0	0	4,013,685
Short-term investments
Investment companies	6,585,492	0	0	6,585,492

Total assets	$202,630,552	$3,594,511	$0	$206,225,063

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.46%

Australia : 4.91%
AGL Energy Limited (Utilities, Multi-Utilities)	263,700	$3,367,084
BlueScope Steel Limited (Materials, Metals & Mining)	266,242	2,239,466
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	394,000	2,884,239
CSR Limited (Materials, Construction Materials)	897,866	2,358,205
Fortescue Metals Group Limited (Materials, Metals & Mining)	927,200	4,995,384
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,226,186	3,616,895
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	4,684,089
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	2,273,689
Mineral Resources Limited (Materials, Metals & Mining)	300,500	2,675,355
Mirvac Group (Real Estate, Equity REITs)	2,065,070	4,436,402
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) †	1,702,400	601,903
Qantas Airways Limited (Industrials, Airlines)	1,446,100	5,950,384
Rio Tinto Limited (Materials, Metals & Mining)	134,687	7,943,942
South32 Limited (Materials, Metals & Mining)	1,583,900	2,816,029
St Barbara Limited (Materials, Metals & Mining)	1,176,500	2,551,251

		53,394,317

Austria : 0.79%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	89,986	4,589,906
Raiffeisen Bank International AG (Financials, Banks)	111,330	2,433,073
Voestalpine AG (Materials, Metals & Mining)	69,168	1,592,599

		8,615,578

Belgium : 0.59%
Bpost SA (Industrials, Air Freight & Logistics)	68,200	680,743
UCB SA (Health Care, Pharmaceuticals)	77,200	5,764,480

		6,445,223

Brazil : 1.16%
Banco de Brasil SA (Financials, Banks)	268,900	3,002,641
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	282,500	4,731,756
JBS SA (Consumer Staples, Food Products)	676,000	4,838,599

		12,572,996

Canada : 1.21%
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	80,100	4,384,022
Magna International Incorporated (Consumer Discretionary, Auto Components)	120,400	6,028,139
WestJet Airlines Limited (Industrials, Airlines)	119,800	2,776,797

		13,188,958

China : 3.62%
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	1,900,000	2,428,192
China Communications Services Corporation Limited H Shares (Industrials, Construction & Engineering)	2,836,000	1,587,934
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	6,634,000	3,883,738
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	3,201,500	3,454,504
China Resources Cement Holdings Limited (Materials, Construction Materials)	4,106,000	3,639,700
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	10,590,000	4,740,944
China Water Affairs Group Limited (Utilities, Water Utilities)	1,965,000	1,583,950
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	3,154,000	2,928,565
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	4,298,000	4,928,195
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,061,600	2,003,939
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	1,777,300	3,364,003
Sinotruk Hong Kong Limited (Industrials, Machinery) «	3,095,000	4,776,478

		39,320,142

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo International Value Portfolio

	Shares	Value
Denmark : 0.50%
Danske Bank AS (Financials, Banks)	150,300	$1,976,072
DFDS AS (Industrials, Marine)	59,227	2,037,509
Sydbank AS (Financials, Banks)	102,782	1,436,923

		5,450,504
Finland : 0.59%
Nordea Bank AB (Financials, Banks)	203,700	1,272,262
Outokumpu Oyj (Materials, Metals & Mining) «	695,100	2,006,895
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	118,000	3,179,946

		6,459,103
France : 9.80%
Air France-KLM (Industrials, Airlines) †	288,100	3,243,938
Arkema SA (Materials, Chemicals)	42,992	3,768,687
Atos Origin SA (Information Technology, IT Services)	55,000	4,163,640
AXA SA (Financials, Insurance)	338,800	7,771,112
BNP Paribas SA (Financials, Banks)	123,579	5,573,351
Bouygues SA (Industrials, Construction & Engineering)	154,400	5,862,902
Carrefour SA (Consumer Staples, Food & Staples Retailing)	112,300	1,913,061
Compagnie de Saint-Gobain SA (Industrials, Building Products)	152,637	5,505,740
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	32,700	3,435,761
Credit Agricole SA (Financials, Banks)	219,328	2,504,534
Engie SA (Utilities, Multi-Utilities)	328,900	4,997,425
Natixis SA (Financials, Capital Markets)	1,250,400	4,840,114
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals) «	66,600	1,353,407
Orange SA (Communication Services, Diversified Telecommunication Services)	586,700	8,898,412
Renault SA (Consumer Discretionary, Automobiles)	55,900	3,204,547
Sanofi SA (Health Care, Pharmaceuticals)	238,389	20,467,545
Societe Generale SA (Financials, Banks)	63,400	1,606,467
Total SA (Energy, Oil, Gas & Consumable Fuels)	349,900	17,455,064

		106,565,707
Germany : 7.62%
Allianz AG (Financials, Insurance)	44,428	9,790,130
Aurubis AG (Materials, Metals & Mining)	43,296	1,917,653
BASF SE (Materials, Chemicals)	60,300	3,988,291
Bayer AG (Health Care, Pharmaceuticals)	90,600	6,705,306
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	91,500	6,115,239
Covestro AG (Materials, Chemicals) 144A	132,837	6,013,512
Daimler AG (Consumer Discretionary, Automobiles)	106,990	5,021,567
Deutsche Lufthansa AG (Industrials, Airlines)	223,600	3,435,550
Deutsche Post AG (Industrials, Air Freight & Logistics)	252,500	8,297,550
Kloeckner & Company SE (Industrials, Trading Companies & Distributors)	344,100	2,059,206
Leoni AG (Consumer Discretionary, Auto Components) «†	34,725	436,984
Metro AG (Consumer Staples, Food & Staples Retailing) «	368,900	5,708,587
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	28,119	6,734,020
Rheinmetall AG (Industrials, Industrial Conglomerates)	30,300	3,573,219
Siemens AG (Industrials, Industrial Conglomerates)	34,200	3,418,583
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	27,422	1,764,889
Volkswagen AG (Consumer Discretionary, Automobiles)	48,600	7,929,281

		82,909,567

2

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Hong Kong : 2.04%
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	328,100	$2,858,174
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,948,000	3,116,948
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	3,155,000	1,669,972
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	3,216,000	2,436,488
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	8,404,000	1,940,110
WH Group Limited (Consumer Staples, Food Products) 144A	4,355,500	3,505,332
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	68,800	399,704
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,816,000	2,801,490
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,364,000	3,488,113

		22,216,331
India : 0.48%
REC Limited (Financials, Diversified Financial Services)	1,086,900	2,195,642
Tech Mahindra Limited (Information Technology, IT Services)	307,494	2,986,986

		5,182,628
Ireland : 0.68%
C&C Group plc (Consumer Staples, Beverages)	240,000	1,049,812
Grafton Group plc (Industrials, Trading Companies & Distributors)	248,800	2,278,117
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	4,015,281

		7,343,210
Israel : 0.30%
Bank Hapoalim Limited (Financials, Banks) †	320,800	2,353,658
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals) †	136,844	954,441

		3,308,099
Italy : 2.71%
A2A SpA (Utilities, Multi-Utilities)	2,121,107	3,727,592
Enel SpA (Utilities, Electric Utilities) «	1,706,600	12,367,958
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	342,737	4,192,504
Mediobanca SpA (Financials, Banks)	371,363	3,677,399
UnipolSai Assicurazioni SpA (Financials, Insurance) «	2,160,500	5,470,841

		29,436,294
Japan : 22.04%
Adeka Corporation (Materials, Chemicals)	203,500	2,469,163
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	119,800	3,552,219
Aozora Bank Limited (Financials, Banks)	64,900	1,499,784
Asahi Glass Company Limited (Industrials, Building Products)	121,800	3,514,068
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	489,700	6,785,319
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	200,800	3,477,875
Central Glass Company Limited (Industrials, Building Products)	52,400	1,087,114
Credit Saison Company Limited (Financials, Consumer Finance)	329,900	3,670,559
Denka Company Limited (Materials, Chemicals)	99,700	2,600,543
DIC Incorporated (Materials, Chemicals)	124,900	3,301,353
Dowa Mining Company Limited (Materials, Metals & Mining)	56,900	1,821,057
Fujikura Limited (Industrials, Electrical Equipment)	435,200	1,384,643
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	133,700	1,677,621
Hitachi Capital Corporation (Financials, Consumer Finance)	98,900	1,973,625
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	165,800	5,663,747
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	59,614	1,602,089
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	434,600	4,675,934
Itochu Corporation (Industrials, Trading Companies & Distributors)	530,100	10,571,063
Japan Airlines Company Limited (Industrials, Airlines)	108,600	3,392,887
JFE Holdings Incorporated (Materials, Metals & Mining)	263,600	3,085,486
JTEKT Corporation (Industrials, Machinery)	322,100	3,492,815

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo International Value Portfolio

	Shares	Value
Japan (continued)
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	$3,120,220
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	24,800	1,188,234
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	544,200	14,522,587
Keihin Corporation (Consumer Discretionary, Auto Components)	180,400	2,463,975
Komatsu Limited (Industrials, Machinery)	236,900	5,033,024
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	3,278,053
Makino Milling Machine Company Limited (Industrials, Machinery)	79,400	3,217,555
Marubeni Corporation (Industrials, Trading Companies & Distributors)	1,051,700	6,713,021
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	122,600	4,546,938
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	283,200	2,378,416
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	292,500	3,533,899
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	2,351,852
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	4,427,294
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	699,300	3,778,399
Mitsui Chemicals Incorporated (Materials, Chemicals)	177,100	3,785,891
Mixi Incorporated (Communication Services, Interactive Media & Services)	54,400	1,139,873
Mizuho Financial Group Incorporated (Financials, Banks)	3,425,200	4,987,795
Morinaga Milk Industry Company Limited (Consumer Staples, Food Products)	134,500	5,558,008
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	324,200	15,551,590
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	546,600	3,377,307
NTN Corporation (Industrials, Machinery)	461,200	1,224,252
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	98,600	2,489,247
ORIX Corporation (Financials, Diversified Financial Services)	469,600	6,935,590
Resona Holdings Incorporated (Financials, Banks)	1,348,600	5,293,606
Ryobi Limited (Industrials, Machinery)	117,400	1,764,840
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	81,600	4,332,132
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,855,500	5,658,982
Sompo Holdings Incorporated (Financials, Insurance)	85,400	3,411,659
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	174,500	2,615,816
Sumitomo Heavy Industries Limited (Industrials, Machinery)	140,900	4,051,861
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	173,200	5,680,132
Teijin Limited (Materials, Chemicals)	279,600	5,026,931
The Keiyo Bank Limited (Financials, Banks)	224,300	1,285,816
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	172,900	3,325,031
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,504,504
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	75,000	1,553,866
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	165,400	2,022,446
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	180,900	2,438,451
UBE Industries Limited (Materials, Chemicals)	149,300	2,858,533
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	107,300	4,368,358
West Japan Railway Company (Industrials, Road & Rail)	67,100	5,652,986

		239,747,934
Malaysia : 0.32%
Tenaga Nasional Bhd (Utilities, Electric Utilities)	1,062,400	3,526,597
Netherlands : 2.72%
ABN AMRO Group NV (Financials, Banks)	161,500	2,872,781
Aegon NV (Financials, Insurance)	566,623	2,156,572
ASR Nederland NV (Financials, Insurance)	83,831	2,930,796
ING Groep NV (Financials, Banks)	282,500	2,700,258
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	437,386	10,231,890
Philips Lighting NV (Industrials, Electrical Equipment) 144A	161,000	4,708,560
RHI Magnesita NV (Materials, Construction Materials)	64,721	3,513,901
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	14,352	493,996

		29,608,754
Norway : 1.31%
Den Norske Bank ASA (Financials, Banks)	221,600	3,572,468
Grieg Seafood ASA (Consumer Staples, Food Products)	336,787	4,132,129
Leroy Seafood Group ASA (Consumer Staples, Food Products)	558,599	3,663,427
Mowi ASA (Consumer Staples, Food Products)	117,900	2,820,636

		14,188,660

4

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Poland : 0.12%
Asseco Poland SA (Information Technology, Software)	93,400	$1,312,717

Russia : 1.60%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	136,114	4,219,534
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	886	27,452
Gazprom PAO ADR (Energy, Oil, Gas & Consumable Fuels)	781,547	5,392,674
Lukoil OAO ADR (Energy, Oil, Gas & Consumable Fuels)	46,800	3,785,184
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels) «	50,101	4,025,114

		17,449,958
Singapore : 0.61%
DBS Group Holdings Limited (Financials, Banks)	185,700	3,282,451
United Overseas Bank Limited (Financials, Banks)	184,100	3,311,213

		6,593,664
South Africa : 0.26%
Absa Group Limited (Financials, Banks)	274,900	2,785,291

South Korea : 1.99%
BNK Financial Group Incorporated (Financials, Banks)	440,300	2,435,509
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	8,500	814,035
Industrial Bank of Korea (Financials, Banks)	264,500	2,707,781
JB Financial Group Company Limited (Financials, Banks)	25,418	115,207
KB Financial Group Incorporated (Financials, Banks)	79,300	2,599,141
KT&G Corporation (Consumer Staples, Tobacco)	38,400	3,233,684
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	351,800	3,833,858
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	17,400	3,440,495
Woori Financial Group Incorporated (Financials, Banks)	254,400	2,499,368

		21,679,078
Spain : 1.69%
Banco Santander Central Hispano SA (Financials, Banks)	731,000	2,763,714
Iberdrola SA (Utilities, Electric Utilities) «	389,400	4,002,375
International Consolidated Airlines Group SA (Industrials, Airlines)	548,044	2,812,147
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	604,900	8,788,856

		18,367,092
Sweden : 1.95%
Boliden AB (Materials, Metals & Mining)	102,400	2,264,044
Electrolux AB Class B (Consumer Discretionary, Household Durables)	162,100	3,625,290
Sandvik AB (Industrials, Machinery)	240,700	3,451,832
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	272,700	2,343,942
Volvo AB Class B (Industrials, Machinery)	689,107	9,513,737

		21,198,845
Switzerland : 7.54%
Baloise Holding AG (Financials, Insurance)	39,946	6,808,679
Credit Suisse Group AG (Financials, Capital Markets)	512,300	5,986,107
Helvetia Holding AG (Financials, Insurance)	31,465	4,101,020
Roche Holding AG (Health Care, Pharmaceuticals)	104,400	28,543,208
Swiss Life Holding AG (Financials, Insurance)	24,300	11,522,091

5

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo International Value Portfolio

	Shares	Value
Switzerland (continued)
Swiss Reinsurance AG (Financials, Insurance)	91,400	$8,787,698
UBS Group AG (Financials, Capital Markets)	424,002	4,476,707
Valiant Holding AG (Financials, Banks)	17,400	1,810,760
Zurich Insurance Group AG (Financials, Insurance)	27,970	9,953,053

		81,989,323
Taiwan : 0.51%
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	328,000	2,302,579
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	127,000	211,869
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,283,000	3,067,599

		5,582,047
Thailand : 1.00%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	1,366,700	1,218,172
Krung Thai Bank PCL ADR (Financials, Banks)	5,181,900	2,915,322
Quality House PCL (Financials, Real Estate Management & Development)	24,369,400	2,343,480
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	744,000	1,648,737
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,737,910

		10,863,621
Turkey : 0.46%
Koç Holding AS (Industrials, Industrial Conglomerates)	1,184,300	3,563,392
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	363,300	1,473,330

		5,036,722
United Kingdom : 15.34%
3i Group plc (Financials, Capital Markets)	440,100	5,871,906
Anglo American plc (Materials, Metals & Mining)	267,586	5,776,769
Aviva plc (Financials, Insurance)	704,391	3,035,001
Babcock International Group plc (Industrials, Commercial Services & Supplies)	331,300	2,022,079
BAE Systems plc (Industrials, Aerospace & Defense)	1,687,100	11,200,419
Barclays plc (Financials, Banks)	715,000	1,188,436
Barratt Developments plc (Consumer Discretionary, Household Durables)	480,975	3,701,122
Bellway plc (Consumer Discretionary, Household Durables)	80,100	2,827,479
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	244,800	3,062,130
BP plc (Energy, Oil, Gas & Consumable Fuels)	2,015,036	12,264,379
British American Tobacco plc (Consumer Staples, Tobacco)	194,805	6,826,713
BT Group plc (Communication Services, Diversified Telecommunication Services)	1,099,700	2,216,453
Centrica plc (Utilities, Multi-Utilities)	2,517,300	2,134,946
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	345,400	1,459,221
Firstgroup plc (Industrials, Road & Rail) †	952,400	1,506,544
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	965,207	20,102,117
Highland Gold Mining Limited (Materials, Metals & Mining) «	1,280,734	3,584,312
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	283,391	7,325,915
Inchcape plc (Consumer Discretionary, Distributors)	423,425	2,977,991
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,270,500	3,031,596
Kingfisher plc (Consumer Discretionary, Specialty Retail)	1,323,253	3,130,905
Legal & General Group plc (Financials, Insurance)	2,314,194	6,183,739
Lloyds Banking Group plc (Financials, Banks)	8,916,700	5,406,474
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	705,000	1,649,205
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	893,000	1,381,071
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †	367,200	1,559,363
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)	501,100	2,659,678
Petrofac Limited (Energy, Energy Equipment & Services)	522,047	2,656,518
Premier Foods plc (Consumer Staples, Food Products) †	73,926	29,460
QinetiQ Group plc (Industrials, Aerospace & Defense)	773,800	2,717,341
Quilter plc (Financials, Capital Markets)	193,212	293,640
Redrow plc (Consumer Discretionary, Household Durables)	420,064	2,821,458

6

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

			Shares	Value
United Kingdom (continued)
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			740,200	$20,400,291
Royal Mail plc (Industrials, Air Freight & Logistics)			539,626	1,353,287
Tate & Lyle plc (Consumer Staples, Food Products)			497,300	4,353,193
Tesco plc (Consumer Staples, Food & Staples Retailing)			1,451,700	3,872,010
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			75,800	3,612,783
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			338,594	631,598

				166,827,542

Total Common Stocks (Cost $1,143,331,040)				1,049,166,502

		Dividend yield
Preferred Stocks : 0.90%

Brazil : 0.90%
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)		1.64%	957,800	5,234,246
Itaúsa Investimentos Itaú SA (Financials, Banks)		3.04	1,524,600	4,524,833

Total Preferred Stocks (Cost $8,754,221)				9,759,079

		Yield
Short-Term Investments : 2.11%

Investment Companies : 2.11%
Securities Lending Cash Investments LLC (l)(r)(u)		2.24	15,518,294	15,519,846
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04	7,397,955	7,397,955

Total Short-Term Investments (Cost $22,917,507)				22,917,801

Total investments in securities (Cost $1,175,002,768)	99.47%			1,081,843,382

Other assets and liabilities, net	0.53			5,800,833

Total net assets	100.00%			$1,087,644,215

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt

7

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	64,602,214	67,172,102	116,256,022	15,518,294	$15,519,846
Wells Fargo Government Money Market Fund Select Class	6,351,554	35,081,091	34,034,690	7,397,955	7,397,955

					$22,917,801	2.11%

Wells Fargo International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending

Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$53,394,317	$0	$0	$53,394,317
Austria	8,615,578	0	0	8,615,578
Belgium	6,445,223	0	0	6,445,223
Brazil	12,572,996	0	0	12,572,996
Canada	13,188,958	0	0	13,188,958
China	39,320,142	0	0	39,320,142
Denmark	5,450,504	0	0	5,450,504
Finland	6,459,103	0	0	6,459,103
France	106,565,707	0	0	106,565,707
Germany	82,909,567	0	0	82,909,567
Hong Kong	22,216,331	0	0	22,216,331
India	5,182,628		0	5,182,628
Ireland	7,343,210	0	0	7,343,210
Israel	0	3,308,099	0	3,308,099
Italy	29,436,294	0	0	29,436,294
Japan	239,747,934	0	0	239,747,934
Malaysia	3,526,597	0	0	3,526,597
Netherlands	29,608,754	0	0	29,608,754
Norway	14,188,660	0	0	14,188,660
Poland	1,312,717	0	0	1,312,717

Russia	17,449,958	0	0	17,449,958
Singapore	6,593,664	0	0	6,593,664
South Africa	2,785,291	0	0	2,785,291
South Korea	21,679,078	0	0	21,679,078
Spain	18,367,092	0	0	18,367,092
Sweden	21,198,845	0	0	21,198,845
Switzerland	81,989,323	0	0	81,989,323
Taiwan	5,582,047	0	0	5,582,047
Thailand	10,863,621	0	0	10,863,621
Turkey	0	5,036,722	0	5,036,722
United Kingdom	166,827,542	0	0	166,827,542
Preferred stocks
Brazil	9,759,079	0	0	9,759,079
Short-term investments
Investment companies	22,917,801	0	0	22,917,801

Total assets	$1,073,498,561	$8,344,821	$0	$1,081,843,382

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 97.67%

Communication Services : 9.94%

Diversified Telecommunication Services : 4.34%
AT&T Incorporated	120,867	$4,261,770
Verizon Communications Incorporated	111,020	6,456,923

		10,718,693
Entertainment : 0.99%
Viacom Incorporated Class B	97,605	2,438,173

Interactive Media & Services : 1.00%
Alphabet Incorporated Class A †	682	811,941
IAC Corporation	6,502	1,655,669

		2,467,610
Media : 3.61%
Charter Communications Incorporated Class A †	14,900	6,102,891
Comcast Corporation Class A	63,601	2,814,980

		8,917,871
Consumer Discretionary : 5.46%

Hotels, Restaurants & Leisure : 3.99%
Boyd Gaming Corporation	54,011	1,298,424
Starbucks Corporation	40,104	3,872,442
Yum China Holdings Incorporated	102,913	4,675,338

		9,846,204
Specialty Retail : 0.82%
Lowe’s Companies Incorporated	18,019	2,021,732

Textiles, Apparel & Luxury Goods : 0.65%
Lululemon Athletica Incorporated †	8,684	1,603,674

Consumer Staples : 9.19%

Beverages : 1.03%
PepsiCo Incorporated	18,567	2,538,666

Food & Staples Retailing : 2.20%
Costco Wholesale Corporation	18,455	5,439,796

Food Products : 2.03%
General Mills Incorporated	71,756	3,860,473
Ingredion Incorporated	3,644	281,572
Mondelez International Incorporated Class A	15,685	866,126

		5,008,171
Household Products : 1.78%
The Procter & Gamble Company	36,629	4,403,905

Tobacco : 2.15%
Altria Group Incorporated	121,154	5,299,276

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Large Company Value Portfolio

	Shares	Value
Energy : 6.18%

Oil, Gas & Consumable Fuels : 6.18%
ConocoPhillips	106,405	$5,552,213
CVR Energy Incorporated	11,146	443,388
Marathon Petroleum Corporation	2,121	104,374
ONEOK Incorporated	78,234	5,576,520
Phillips 66	8,302	818,826
The Williams Companies Incorporated	58,960	1,391,456
Valero Energy Corporation	18,263	1,374,839

		15,261,616
Financials : 19.78%

Banks : 7.47%
Bank of America Corporation	205,374	5,649,839
Bank of N.T. Butterfield & Son Limited	22,303	614,671
Citigroup Incorporated	30,469	1,960,680
JPMorgan Chase & Company	93,036	10,220,935

		18,446,125
Capital Markets : 3.70%
Ameriprise Financial Incorporated	20,766	2,678,399
Bank of New York Mellon Corporation	60,678	2,552,117
BlackRock Incorporated	9,237	3,903,187

		9,133,703
Consumer Finance : 2.09%
Ally Financial Incorporated	164,368	5,152,937

Diversified Financial Services : 4.39%
Berkshire Hathaway Incorporated Class B †	53,242	10,829,955

Insurance : 2.13%
Old Republic International Corporation	225,118	5,258,756

Health Care : 16.30%

Biotechnology : 3.29%
AbbVie Incorporated	23,293	1,531,282
Alexion Pharmaceuticals Incorporated †	24,952	2,514,164
Arena Pharmaceuticals Incorporated †	41,532	2,196,627
Gilead Sciences Incorporated	29,411	1,868,775

		8,110,848
Health Care Equipment & Supplies : 2.97%
Danaher Corporation	28,988	4,118,905
West Pharmaceutical Services Incorporated	22,129	3,218,884

		7,337,789
Health Care Providers & Services : 0.31%
Laboratory Corporation of America Holdings †	4,494	753,015

Health Care Technology : 1.64%
Veeva Systems Incorporated Class A †	25,302	4,057,935

Life Sciences Tools & Services : 0.73%
Agilent Technologies Incorporated	25,324	1,800,790

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Pharmaceuticals : 7.36%
Johnson & Johnson	76,603	$9,832,761
Pfizer Incorporated	196,690	6,992,330
Zoetis Incorporated	10,684	1,350,671

		18,175,762
Industrials : 7.84%

Airlines : 2.96%
SkyWest Incorporated	29,141	1,668,614
Southwest Airlines Company	107,605	5,629,894

		7,298,508
Commercial Services & Supplies : 1.99%
Republic Services Incorporated	53,701	4,792,814
Waste Management Incorporated	1,085	129,495

		4,922,309
Industrial Conglomerates : 0.49%
Honeywell International Incorporated	7,354	1,210,615

Machinery : 0.00%
PACCAR Incorporated	1	66

Road & Rail : 2.40%
Norfolk Southern Corporation	14,304	2,489,611
Union Pacific Corporation	21,191	3,432,094

		5,921,705
Information Technology : 7.59%

Communications Equipment : 1.19%
Cisco Systems Incorporated	62,867	2,942,804

IT Services : 2.73%
DXC Technology Company	82,790	2,750,284
MasterCard Incorporated Class A	10,158	2,858,156
Paychex Incorporated	13,728	1,121,578

		6,730,018
Semiconductors & Semiconductor Equipment : 2.20%
Intel Corporation	106,126	5,031,434
Universal Display Corporation	2,006	412,173

		5,443,607
Technology Hardware, Storage & Peripherals : 1.47%
HP Incorporated	197,790	3,617,579

Materials : 2.75%

Chemicals : 1.30%
Ecolab Incorporated	11,150	2,300,357
The Mosaic Company	50,014	919,757

		3,220,114

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Large Company Value Portfolio

			Shares	Value
Metals & Mining : 1.45%
Carpenter Technology Corporation			6,934	$337,270
Newmont Goldcorp Corporation			80,993	3,230,811

				3,568,081

Real Estate : 6.33%

Equity REITs : 6.26%
American Tower Corporation			1,713	394,315
CoreCivic Incorporated			165,957	2,812,971
Hannon Armstrong Sustainable			57,216	1,580,878
Mack-Cali Realty Corporation			128,243	2,612,310
Outfront Media Incorporated			113,176	3,110,076
The Geo Group Incorporated			157,660	2,705,446
Weingarten Realty Investors			83,942	2,223,624

				15,439,620

Real Estate Management & Development : 0.07%
CBRE Group Incorporated Class A †			3,308	172,909

Utilities : 6.31%

Electric Utilities : 4.88%
Duke Energy Corporation			44,772	4,152,155
Evergy Incorporated			1	65
NextEra Energy Incorporated			12,318	2,698,627
Pinnacle West Capital Corporation			54,504	5,194,776

				12,045,623

Multi-Utilities : 1.43%
Ameren Corporation			12,275	947,016
MDU Resources Group Incorporated			95,482	2,567,512

				3,514,528

Total Common Stocks (Cost $235,607,467)				241,071,088

		Yield
Short-Term Investments : 2.07%

Investment Companies : 2.07%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04%	5,102,203	5,102,203

Total Short-Term Investments (Cost $5,102,203)				5,102,203

Total investments in securities (Cost $240,709,670)	99.74%			246,173,291

Other assets and liabilities, net	0.26			644,605

Total net assets	100.00%			$246,817,896

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	34	9-20-2019	$4,946,120	$4,972,160	$26,040	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies

Wells Fargo Government Money Market Fund Select Class	4,806,420	14,306,513	14,010,730	5,102,203	$5,102,203	2.07%

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communications services	$24,542,347	$0	$0	$24,542,347
Consumer discretionary	13,471,610	0	0	13,471,610
Consumer staples	22,689,814	0	0	22,689,814
Energy	15,261,616	0	0	15,261,616
Financials	48,821,476	0	0	48,821,476
Health care	40,236,139	0	0	40,236,139
Industrials	19,353,203	0	0	19,353,203
Information technology	18,734,008	0	0	18,734,008
Materials	6,788,195	0	0	6,788,195
Real estate	15,612,529	0	0	15,612,529
Utilities	15,560,151	0	0	15,560,151
Short-term investments
Investment companies	5,102,203	0	0	5,102,203

	246,173,291	0	0	246,173,291
Futures contracts	26,040	0	0	26,040

Total assets	$246,199,331	$0	$0	$246,199,331

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of August 31, 2019, the Portfolio had segregated $82,570 as cash collateral for these open futures contracts.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 31.15%
FHLMC	3.50%	8-1-2049	$1,323,858	$1,362,699
FHLMC	3.00	7-1-2046	579,928	600,039
FHLMC	3.00	7-1-2046	778,567	803,631
FHLMC	3.50	4-1-2043	1,018,444	1,067,875
FHLMC	3.50	5-1-2044	472,039	496,421
FHLMC	3.50	6-1-2046	401,987	420,146
FHLMC	3.50	2-1-2047	2,637,294	2,762,742
FHLMC	3.50	4-1-2047	414,347	435,754
FHLMC	3.50	12-1-2047	1,679,497	1,766,268
FHLMC	3.50	3-1-2048	2,132,089	2,227,539
FHLMC	4.00	4-1-2044	623,653	674,454
FHLMC	4.00	8-1-2044	398,554	426,567
FHLMC	4.00	6-1-2048	2,521,816	2,680,023
FHLMC	4.50	8-1-2048	3,395,359	3,590,803
FHLMC	4.50	11-1-2048	3,772,488	4,036,897
FHLMC	4.50	11-1-2048	6,467,189	6,963,825
FHLMC Series 2018-3 Class MA	3.50	8-25-2057	6,570,404	6,893,466
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	1,172,724	1,229,528
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.55	9-25-2029	21,751	22,563
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	716,011	851,112
FNMA	3.00	4-1-2047	2,716,159	2,788,643
FNMA	2.50	8-1-2031	346,888	353,134
FNMA	2.69	5-1-2023	312,501	320,322
FNMA	2.73	1-1-2023	541,257	557,392
FNMA	2.73	9-1-2023	558,990	578,825
FNMA	3.00	12-1-2032	44,540	45,837
FNMA	3.00	7-1-2046	463,737	479,583
FNMA	3.01	6-1-2024	589,128	619,275
FNMA	3.05	11-1-2022	219,629	226,542
FNMA	3.07	9-1-2025	5,385,785	5,721,283
FNMA	3.07	2-1-2026	360,000	385,196
FNMA	3.08	1-1-2026	480,000	513,572
FNMA	3.35	1-1-2028	277,629	305,007
FNMA	3.35	11-1-2026	3,345,473	3,596,515
FNMA	3.42	12-1-2027	1,302,940	1,433,385
FNMA	3.50	10-1-2032	604,771	626,349
FNMA	3.50	11-1-2042	234,517	246,329
FNMA	3.50	11-1-2042	321,830	336,633
FNMA	3.50	2-1-2043	158,399	165,681
FNMA	3.50	11-1-2045	1,499,630	1,570,337
FNMA	3.50	4-1-2046	207,322	217,098
FNMA	3.50	7-1-2046	586,372	614,023
FNMA	3.50	11-1-2046	661,299	692,485
FNMA	3.50	8-1-2047	3,026,564	3,168,772
FNMA	3.50	8-1-2049	3,152,240	3,246,439
FNMA	3.62	1-1-2026	1,999,852	2,205,125
FNMA	3.62	1-1-2026	1,683,044	1,855,799
FNMA	3.97	6-1-2025	6,940,709	7,678,011
FNMA	4.00	11-1-2040	301,645	320,565
FNMA	4.00	4-1-2041	386,492	410,730
FNMA	4.00	8-1-2046	428,710	452,503
FNMA	4.00	3-1-2049	1,686,347	1,782,335
FNMA	4.00	8-1-2051	14,916,198	15,739,316
FNMA	4.00	7-1-2056	526,178	556,415
FNMA	4.50	8-1-2048	2,487,125	2,629,231
FNMA	4.50	11-1-2048	6,870,848	7,346,414
FNMA	4.50	1-1-2051	17,424,707	18,668,661
FNMA	4.50	6-1-2056	431,012	465,655
FNMA	4.50	6-1-2056	663,265	716,576
FNMA	4.50	6-1-2056	471,152	509,023
FNMA	5.00	9-1-2033	125,257	139,280
FNMA	5.50	2-1-2036	104,582	111,271
FNMA Series 2002-90 Class A2	6.50	11-25-2042	310,636	356,648
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	127,091	146,372
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,158,355	1,327,713
FNMA Series 2003-W4 Class 3A ±±	5.70	10-25-2042	195,607	221,571
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	427,791	488,934
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	654,682	754,143

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2004-W01 Class 2A2	7.00%	12-25-2033	$107,570	$124,418
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	648,157	725,971
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	199,190	233,684
GNMA	6.50	10-15-2023	8,670	9,540
GNMA	6.50	11-15-2023	5,546	6,103
GNMA	6.50	11-15-2023	2,162	2,379
GNMA	6.50	12-15-2023	8,180	9,001
GNMA	6.50	1-15-2024	11,197	12,321
GNMA	7.00	8-15-2027	47,648	53,569
SBA Series 2006-20B Class 1	5.35	2-1-2026	186,485	200,335
SBA Series 2006-20H Class 1	5.70	8-1-2026	89,657	96,903
SBA Series 2007-20J Class 1	5.57	10-1-2027	269,763	291,547
SBA Series 2013-20A Class 1	2.13	1-1-2033	273,169	276,041
SBA Series 2013-20J Class 1	3.37	10-1-2033	336,819	357,176
SBA Series 2014-10A Class 1	3.19	3-10-2024	286,102	294,515
SBA Series 2014-10B Class 1	3.02	9-10-2024	666,996	689,049
SBA Series 2014-20A Class 1	3.46	1-1-2034	277,904	302,833
SBA Series 2015-10B Class 1	2.83	9-10-2025	431,281	447,579
SBA Series 2015-20C Class 1	2.72	3-1-2035	380,297	395,618
SBA Series 2015-20E Class 1	2.77	5-1-2035	612,255	639,907
SBA Series 2015-20F Class 1	2.98	6-1-2035	413,764	437,640
SBA Series 2017-10A Class 1	2.85	3-10-2027	517,091	535,951
SBA Series 2017-20F Class 1	2.81	6-1-2037	261,960	275,683
SBA Series 2018-10B Class 1	3.55	9-10-2028	5,421,963	5,809,607
SBA Series 2018-20E Class 1	3.50	5-1-2038	9,913,840	10,822,874
SBA Series 2018-20F Class 1	3.60	6-1-2038	1,700,309	1,872,139
SBA Series 2018-20G Class 1	3.54	7-1-2038	10,319,747	11,311,607
SBA Series 2018-20H Class 1	3.58	8-1-2038	3,757,174	4,113,678
SBA Series 2018-20K Class 1	3.87	11-1-2038	2,675,573	2,991,607

Total Agency Securities (Cost $167,602,921)				176,342,575

Asset-Backed Securities : 1.86%
ECMC Group Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.95	9-25-2068	2,815,495	2,812,607
ECMC Group Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +1.35%) 144A±	3.62	7-26-2066	329,837	331,491
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	601,320
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	3,200,000	3,379,433
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	709,071
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	3.73	8-1-2035	500,000	494,696
Verizon Owner Trust Series 2018-A Class A1A	3.23	4-20-2023	2,140,000	2,187,117

Total Asset-Backed Securities (Cost $10,255,594)				10,515,735

Corporate Bonds and Notes : 39.08%

Communication Services : 1.63%

Diversified Telecommunication Services : 0.78%
AT&T Incorporated	3.60	7-15-2025	820,000	864,169
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,431,230
AT&T Incorporated	5.25	3-1-2037	60,000	71,323
Verizon Communications Incorporated	4.50	8-10-2033	40,000	47,288
Verizon Communications Incorporated	4.81	3-15-2039	1,500,000	1,839,544
Verizon Communications Incorporated	5.25	3-16-2037	110,000	139,372

				4,392,926

Media : 0.85%
CCO Holdings LLC 144A	5.75	2-15-2026	425,000	449,969
Charter Communications Operating LLC	4.91	7-23-2025	400,000	442,073
Comcast Corporation	3.55	5-1-2028	1,500,000	1,627,460
Comcast Corporation	4.15	10-15-2028	1,190,000	1,350,123
Lamar Media Corporation	5.75	2-1-2026	895,000	948,700

				4,818,325

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary : 4.35%

Auto Components : 0.30%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$1,655,000	$1,702,747

Automobiles : 0.87%
BMW US Capital LLC Company 144A	2.80	4-11-2026	1,180,000	1,208,961
BMW US Capital LLC Company 144A	3.15	4-18-2024	965,000	999,374
Daimler Finance North America LLC 144A	2.70	6-14-2024	740,000	744,041
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,535,730
General Motors Company	4.88	10-2-2023	400,000	430,280

				4,918,386
Diversified Consumer Services : 2.44%
Duke University	3.20	10-1-2038	1,175,000	1,254,516
Massachusetts Institute of Technology	3.96	7-1-2038	2,200,000	2,598,055
Massachusetts Institute of Technology	4.68	12-31-2099	120,000	180,627
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	1,021,368
Northwestern University	3.66	12-1-2057	105,000	128,780
Northwestern University	3.69	12-1-2038	1,915,000	2,196,330
President and Fellows of Harvard College	3.62	10-1-2037	275,000	312,591
President and Fellows of Harvard College	4.88	10-15-2040	33,000	45,393
President and Fellows of Harvard College	5.63	10-1-2038	525,000	752,715
Princeton University	5.70	3-1-2039	1,740,000	2,566,365
Service Corporation International	5.38	5-15-2024	750,000	772,875
Service Corporation International	7.50	4-1-2027	535,000	642,000
University of Southern California	3.03	10-1-2039	1,250,000	1,336,318

				13,807,933
Hotels, Restaurants & Leisure : 0.27%
Cedar Fair LP	5.38	6-1-2024	1,480,000	1,522,550

Textiles, Apparel & Luxury Goods : 0.47%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	209,250
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,317,725
The William Carter Company 144A	5.63	3-15-2027	155,000	165,072
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,000,000	1,000,000

				2,692,047
Consumer Staples : 0.71%

Beverages : 0.19%
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	870,000	1,012,711
Brown Forman Corporation	3.50	4-15-2025	50,000	53,437

				1,066,148
Food Products : 0.52%
General Mills Incorporated	4.20	4-17-2028	770,000	867,825
Ingredion Incorporated	3.20	10-1-2026	150,000	154,071
Kraft Heinz Foods Company	3.00	6-1-2026	1,500,000	1,475,285
Kraft Heinz Foods Company	3.50	6-6-2022	300,000	307,098
Kraft Heinz Foods Company	4.63	1-30-2029	120,000	129,645

				2,933,924
Energy : 5.04%

Energy Equipment & Services : 0.55%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,538,587
Halliburton Company	3.80	11-15-2025	1,500,000	1,588,989

				3,127,576

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 4.49%
Antero Resources Corporation	5.00%	3-1-2025	$1,750,000	$1,513,750
Apache Corporation	4.38	10-15-2028	1,000,000	1,027,712
Cimarex Energy Company	3.90	5-15-2027	500,000	511,617
Continental Resources Incorporated	3.80	6-1-2024	1,000,000	1,013,057
Enable Midstream Partners	4.95	5-15-2028	790,000	838,594
Energen Corporation	4.63	9-1-2021	375,000	387,255
EnLink Midstream Partners LP	4.85	7-15-2026	1,325,000	1,298,500
Enterprise Products Operating LLC	3.75	2-15-2025	1,500,000	1,608,268
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	289,440
EQT Corporation	3.90	10-1-2027	1,350,000	1,175,849
Exxon Mobil Corporation	2.28	8-16-2026	540,000	547,195
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,648,994
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	247,136
Hess Corporation	4.30	4-1-2027	800,000	836,996
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	192,938
Marathon Oil Corporation	3.85	6-1-2025	1,030,000	1,071,902
Marathon Petroleum Corporation	5.13	12-15-2026	1,500,000	1,680,064
MPLX LP	4.13	3-1-2027	1,500,000	1,581,208
Newfield Exploration Company	5.38	1-1-2026	959,000	1,053,797
Newfield Exploration Company	5.63	7-1-2024	249,000	274,123
Occidental Petroleum Corporation	3.20	8-15-2026	1,070,000	1,081,069
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	209,111
Public Service Electric and Gas Company	3.65	9-1-2028	160,000	177,558
Range Resources Corporation	5.00	3-15-2023	1,800,000	1,593,000
Southwestern Energy Company	6.20	1-23-2025	1,100,000	962,500
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,536,433
Whiting Petroleum Corporation «	6.25	4-1-2023	423,000	332,055
Whiting Petroleum Corporation «	6.63	1-15-2026	950,000	687,515

				25,377,636
Financials : 7.30%

Banks : 3.76%
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,440,000	1,553,701
Bank of America Corporation	3.88	8-1-2025	1,470,000	1,604,037
Bank of America Corporation	3.95	4-21-2025	120,000	128,125
Bank of America Corporation	4.00	4-1-2024	750,000	811,181
BB&T Corporation	3.70	6-5-2025	810,000	874,282
Citigroup Incorporated	3.30	4-27-2025	1,630,000	1,724,669
Citigroup Incorporated	3.40	5-1-2026	1,750,000	1,851,156
Citigroup Incorporated (3 Month LIBOR +1.02%) ±	4.04	6-1-2024	1,500,000	1,596,433
Citigroup Incorporated	4.40	6-10-2025	65,000	70,535
Citizens Bank NA	3.70	3-29-2023	1,500,000	1,579,355
Fifth Third Bank	3.95	7-28-2025	710,000	778,737
Huntington Bancshares	2.63	8-6-2024	630,000	642,278
JPMorgan Chase & Company	3.20	6-15-2026	1,500,000	1,572,195
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,675,000	1,822,821
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	677,259
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	540,462
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	3.30	4-1-2027	400,000	372,000
NTC Capital Trust Series A (3 Month LIBOR +0.52%) ±	2.82	1-15-2027	450,000	420,503
PNC Bank	4.05	7-26-2028	1,000,000	1,119,630
PNC Financial Services Group Incorporated	2.60	7-23-2026	360,000	367,672
Regions Financial Corporation	3.80	8-14-2023	1,020,000	1,079,605
SunTrust Banks Incorporated	4.00	5-1-2025	80,000	87,175

				21,273,811
Capital Markets : 2.24%
Charles Schwab Corporation	3.85	5-21-2025	230,000	249,381
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,082
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,765,000	1,856,340
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,598,085
Goldman Sachs Group Incorporated	3.85	1-26-2027	1,690,000	1,804,648
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	129,438
Morgan Stanley	3.70	10-23-2024	1,600,000	1,709,129
Morgan Stanley	3.88	1-27-2026	1,500,000	1,621,675

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Morgan Stanley	3.95%	4-23-2027	$1,680,000	$1,798,153
MSCI Incorporated 144A	5.75	8-15-2025	1,135,000	1,191,750
State Street Corporation (3 Month LIBOR +0.64%) ±	2.65	5-15-2023	680,000	690,805

				12,654,486
Consumer Finance : 0.58%
American Express Company	4.20	11-6-2025	320,000	355,572
Capital One Financial Corporation	3.20	1-30-2023	160,000	164,858
Capital One Financial Corporation	3.30	10-30-2024	1,500,000	1,554,914
Ford Motor Credit Company LLC	5.58	3-18-2024	1,130,000	1,215,226

				3,290,570
Insurance : 0.72%
Marsh & McLennan Companies Incorporated	4.38	3-15-2029	730,000	838,611
MassMutual Global Funding 144A	2.75	6-22-2024	1,600,000	1,649,121
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	826,861
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	790,962

				4,105,555
Health Care : 3.42%

Health Care Equipment & Supplies : 0.37%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	1,065,000	1,094,288
Hologic Incorporated 144A	4.38	10-15-2025	700,000	715,750
Teleflex Incorporated	4.88	6-1-2026	250,000	263,365

				2,073,403
Health Care Providers & Services : 2.19%
Advocate Health Corporation	4.27	8-15-2048	500,000	623,450
Ascension Health	3.95	11-15-2046	1,000,000	1,200,770
Cigna Corporation	3.75	7-15-2023	610,000	641,268
Cleveland Clinic Foundation	4.86	1-1-2114	894,000	1,230,609
CommonSpirit Health	2.76	10-1-2024	175,000	177,723
CVS Health Corporation	3.00	8-15-2026	270,000	273,303
CVS Health Corporation	3.50	7-20-2022	120,000	124,296
CVS Health Corporation	4.30	3-25-2028	1,300,000	1,419,003
CVS Health Corporation	5.05	3-25-2048	130,000	151,471
Duke University Health System Incorporated	3.92	6-1-2047	165,000	199,291
Mayo Clinic	4.13	11-15-2052	810,000	1,005,392
MEDNAX Incorporated 144A	5.25	12-1-2023	1,380,000	1,386,900
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	788,000	1,004,297
Southern Baptist Hospital	4.86	7-15-2045	175,000	224,054
Stanford Health Care	3.80	11-15-2048	275,000	326,762
Texas Health Resources	4.33	11-15-2055	1,115,000	1,420,973
The New York-Presbyterian Hospital	3.56	8-1-2036	275,000	303,392
The New York-Presbyterian Hospital	4.06	8-1-2056	570,000	688,576

				12,401,530
Health Care Technology : 0.29%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,565,000	1,651,075

Pharmaceuticals : 0.57%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	247,615
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,277,845
Bristol-Myers Squibb Company 144A	2.90	7-26-2024	830,000	860,558
Bristol-Myers Squibb Company 144A	3.20	6-15-2026	820,000	867,664

				3,253,682

5

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value
Industrials : 4.68%

Aerospace & Defense : 1.26%
BAE Systems Holdings Incorporated 144A	3.80%	10-7-2024	$1,345,000	$1,427,786
Hexcel Corporation	3.95	2-15-2027	1,302,000	1,377,962
Northrop Grumman Corporation	3.25	1-15-2028	1,500,000	1,593,449
The Boeing Company	2.70	2-1-2027	840,000	863,058
United Technologies Corporation	3.95	8-16-2025	1,700,000	1,866,174

				7,128,429
Air Freight & Logistics : 0.40%
Fedex Corporation	3.10	8-5-2029	330,000	334,211
Fedex Corporation	3.90	2-1-2035	280,000	293,569
United Parcel Service Incorporated	2.50	9-1-2029	1,640,000	1,657,281

				2,285,061
Building Products : 0.08%
Fortune Brands Home & Security Incorporated	4.00	9-21-2023	240,000	255,170
Masco Corporation	6.50	8-15-2032	150,000	183,648

				438,818
Commercial Services & Supplies : 0.27%
ACCO Brands Corporation 144A	5.25	12-15-2024	600,000	615,750
Clean Harbors Incorporated 144A	4.88	7-15-2027	425,000	449,438
Stericycle Incorporated 144A	5.38	7-15-2024	420,000	430,500

				1,495,688
Construction & Engineering : 0.02%
Valmont Industries Incorporated	5.00	10-1-2044	110,000	118,686

Industrial Conglomerates : 0.39%
3M Company	2.00	2-14-2025	270,000	269,108
General Electric Capital Corporation	4.65	10-17-2021	130,000	134,648
Roper Technologies Incorporated	2.95	9-15-2029	820,000	829,797
Roper Technologies Incorporated	3.65	9-15-2023	910,000	958,625

				2,192,178
Machinery : 1.22%
Actuant Corporation	5.63	6-15-2022	1,660,000	1,676,600
Briggs & Stratton Corporation	6.88	12-15-2020	850,000	852,125
Fortive Corporation	2.35	6-15-2021	215,000	214,994
John Deere Capital Corporation	2.60	3-7-2024	780,000	800,269
Mueller Water Products Incorporated 144A	5.50	6-15-2026	950,000	999,875
Oshkosh Corporation	4.60	5-15-2028	200,000	216,944
Oshkosh Corporation	5.38	3-1-2025	350,000	363,125
Parker Hannifin Corporation	3.30	11-21-2024	1,400,000	1,472,349
Vessel Management Services Incorporated	3.43	8-15-2036	289,000	312,957

				6,909,238
Professional Services : 0.43%
Equifax Incorporated	3.95	6-15-2023	1,700,000	1,795,005
RELX Capital Incorporated	3.50	3-16-2023	110,000	114,647
RELX Capital Incorporated	4.00	3-18-2029	490,000	540,379

				2,450,031
Road & Rail : 0.31%
Norfolk Southern Corporation	5.10	12-31-2049	760,000	973,929
Ryder System Incorporated	3.65	3-18-2024	750,000	794,074

				1,768,003

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Infrastructure : 0.30%
Crowley Conro LLC	4.18%	8-15-2043	$1,468,800	$1,704,533

Information Technology : 2.21%

Electronic Equipment, Instruments & Components : 0.44%
Amphenol Corporation	3.20	4-1-2024	1,531,000	1,582,254
Jabil Incorporated	3.95	1-12-2028	900,000	909,361

				2,491,615
IT Services : 0.50%
Fiserv Incorporated	4.20	10-1-2028	1,470,000	1,651,969
Fiserv Incorporated	4.75	6-15-2021	100,000	104,413
Verisign Incorporated	4.75	7-15-2027	1,000,000	1,057,500

				2,813,882
Semiconductors & Semiconductor Equipment : 0.90%
KLA Tencor Corporation	4.10	3-15-2029	150,000	166,295
Lam Research Corporation	4.00	3-15-2029	540,000	599,430
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,587,588
Microchip Technology Incorporated	4.33	6-1-2023	1,500,000	1,580,897
Versum Materials Incorporated 144A	5.50	9-30-2024	1,100,000	1,185,250

				5,119,460
Software : 0.30%
CDK Global Incorporated	5.88	6-15-2026	185,000	196,489
Fair Isaac Corporation 144A	5.25	5-15-2026	1,330,000	1,416,450
Oracle Corporation	3.40	7-8-2024	70,000	74,193

				1,687,132
Technology Hardware, Storage & Peripherals : 0.07%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	415,767

Materials : 3.66%

Chemicals : 2.26%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,490,687
Axalta Coating Systems Limited 144A	4.88	8-15-2024	1,675,000	1,733,625
DowDuPont Incorporated	4.49	11-15-2025	430,000	477,438
DowDuPont Incorporated	4.73	11-15-2028	930,000	1,075,461
Ingevity Corporation 144A	4.50	2-1-2026	2,015,000	1,954,550
Mosaic Company	4.05	11-15-2027	1,090,000	1,137,409
PPG Industries Incorporated	2.40	8-15-2024	580,000	583,582
Scotts Miracle-Gro Company	5.25	12-15-2026	1,410,000	1,462,875
Scotts Miracle-Gro Company	6.00	10-15-2023	390,000	403,837
The Sherwin-Williams Company	3.30	2-1-2025	100,000	102,545
Valvoline Incorporated	5.50	7-15-2024	1,750,000	1,820,000
W.R. Grace & Company 144A	5.63	10-1-2024	500,000	540,000

				12,782,009
Construction Materials : 0.04%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	207,836

Containers & Packaging : 1.28%
Ball Corporation	4.88	3-15-2026	375,000	410,625
Ball Corporation	5.25	7-1-2025	225,000	252,563
Graphic Packaging International Company	4.13	8-15-2024	600,000	618,000
International Paper Company	3.00	2-15-2027	640,000	654,644
Packaging Corporation of America	4.50	11-1-2023	1,500,000	1,615,372
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	217,000
Sealed Air Corporation 144A	6.88	7-15-2033	100,000	116,500
Silgan Holdings Incorporated	4.75	3-15-2025	1,000,000	1,026,350
Westrock Company	3.00	9-15-2024	1,680,000	1,713,723
WRKCo Incorporated	3.90	6-1-2028	560,000	594,425

				7,219,202

7

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.08%
Freeport-McMoRan Copper & Gold Incorporated	4.55%	11-14-2024	$475,000	$479,660

Real Estate : 3.16%

Equity REITs : 3.16%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	260,245
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,651,966
Boston Properties LP	2.75	10-1-2026	1,500,000	1,524,206
Boston Properties LP	3.20	1-15-2025	250,000	260,148
Digital Realty Trust LP	4.45	7-15-2028	510,000	569,809
Duke Realty LP	3.25	6-30-2026	1,500,000	1,567,305
Duke Realty LP	4.00	9-15-2028	230,000	253,968
Federal Realty Investment Trust	2.75	6-1-2023	1,895,000	1,937,840
HCP Incorporated	3.50	7-15-2029	560,000	591,359
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	278,361
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,557,014
Liberty Property LP	3.75	4-1-2025	1,600,000	1,689,030
Mid America Apartment Communities	4.20	6-15-2028	160,000	178,803
National Retail Properties Incorporated	4.30	10-15-2028	370,000	415,620
UDR Incorporated	3.75	7-1-2024	915,000	972,080
UDR Incorporated	4.63	1-10-2022	260,000	272,758
Ventas Realty LP	3.50	2-1-2025	150,000	157,847
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,608,651
Vornado Realty Trust	3.50	1-15-2025	1,500,000	1,552,073
Welltower Incorporated	3.63	3-15-2024	580,000	611,021

				17,910,104
Utilities : 2.92%

Electric Utilities : 2.49%
Alliant Energy Finance LLC 144A	3.75	6-15-2023	1,510,000	1,585,403
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	1,175,591
Entergy Arkansas Incorporated	3.05	6-1-2023	1,196,000	1,229,454
Florida Power & Light Company	4.95	6-1-2035	1,000,000	1,245,857
Interstate Power & Light Company	4.10	9-26-2028	1,070,000	1,199,038
ITC Holdings Corporation	3.65	6-15-2024	120,000	126,691
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,229,693
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,793,983
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	2,140,591
PacifiCorp	3.35	7-1-2025	130,000	137,256
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	790,718
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	940,000	985,617
Southern California Edison Company	6.00	1-15-2034	188,000	235,977
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	214,396

				14,090,265
Gas Utilities : 0.29%
AmeriGas Partners LP	5.50	5-20-2025	450,000	475,875
AmeriGas Partners LP	5.88	8-20-2026	500,000	542,975
Boardwalk Pipelines Company	5.95	6-1-2026	550,000	621,750

				1,640,600
Multi-Utilities : 0.14%
Black Hills Corporation	4.35	5-1-2033	710,000	824,758

Total Corporate Bonds and Notes (Cost $204,936,557)				221,237,265

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 7.54%

California : 0.36%

GO Revenue : 0.32%
Alameda County CA Series A	3.70%	8-1-2031	$275,000	$303,790
San Jose CA Disaster Preparedness Taxable Bonds Series B	2.60	9-1-2027	1,460,000	1,518,137

				1,821,927
Tax Revenue : 0.04%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	220,000	237,428

				2,059,355
Delaware : 0.26%

Miscellaneous Revenue : 0.26%
Delaware Bonds Series 2010C	4.45	7-1-2028	1,250,000	1,468,000

Georgia : 0.11%

GO Revenue : 0.11%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	605,585

Hawaii : 0.22%

GO Revenue : 0.22%
Honolulu HI Series F	3.75	9-1-2030	1,110,000	1,248,717

Idaho : 0.03%

Miscellaneous Revenue : 0.03%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	183,767

Illinois : 0.03%

GO Revenue : 0.03%
Lake County IL Community Consolidated School District Series A	3.40	11-1-2027	150,000	164,550

Indiana : 0.10%

Miscellaneous Revenue : 0.10%
Indiana Finance Authority Taxable Facilities Series A	2.37	7-1-2024	225,000	229,343
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	334,814

				564,157
Massachusetts : 0.59%

GO Revenue : 0.59%
Boston MA Series C Qualified School Construction Bonds	4.40	4-1-2026	390,000	406,778
Massachusetts Build America Bonds Series D	4.50	8-1-2031	1,000,000	1,204,010
Massachusetts Build America Bonds Series E	5.46	12-1-2039	1,275,000	1,728,084

				3,338,872
Mississippi : 0.07%

Education Revenue : 0.07%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	2.83	10-25-2035	380,647	379,692

9

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value
Missouri : 0.56%

Education Revenue : 0.56%
Missouri HEFA Washington University Series A	3.65%	8-15-2057	$1,000,000	$1,160,810
Missouri Higher Education Loan Authority Notes Class A-1 (1 Month LIBOR +0.83%) ±	2.98	1-26-2026	1,796,080	1,795,110
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month LIBOR +0.85%) ±	2.98	8-27-2029	185,290	185,345

				3,141,265
New Jersey : 0.17%

Miscellaneous Revenue : 0.17%
Hudson County NJ Improvement Authority Hudson County Lease Project (AGM Insured)	7.40	12-1-2025	855,000	980,950

New York : 0.44%

Miscellaneous Revenue : 0.06%
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	360,323

Tax Revenue : 0.38%
New York City Transitional Finance Authority Series A2	2.00	5-1-2024	250,000	251,398
New York City Transitional Finance Authority Series A2	3.43	8-1-2026	1,750,000	1,903,370

				2,154,768
				2,515,091
North Carolina : 0.40%

Education Revenue : 0.40%
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%) ±	3.18	7-25-2041	1,754,478	1,758,829
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%) ±	3.18	10-25-2041	527,151	528,911

				2,287,740
Oregon : 0.67%

Education Revenue : 0.37%
Oregon State Taxable Higher Education Series A	5.90	8-1-2038	1,500,000	2,097,060

GO Revenue : 0.12%
Oregon Board of Higher Education Build America Bonds Series C	5.38	8-1-2039	500,000	686,760

Miscellaneous Revenue : 0.18%
Port of Morrow OR Transmission Taxable Bonds Bonneville Cooperation Project #6	2.18	9-1-2024	1,000,000	1,014,830

				3,798,650
Pennsylvania : 0.40%

Education Revenue : 0.40%
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	3.30	9-25-2065	1,187,329	1,196,630
Pennsylvania Higher Educational Facilities Authority Revenue Refunding Taxable Bonds Series B	2.94	8-15-2039	1,000,000	1,061,570

				2,258,200

10

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island : 0.53%

Education Revenue : 0.53%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%) ±	3.34%	7-1-2031	$2,962,786	$2,969,452

Texas : 1.15%

Education Revenue : 0.21%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	760,579
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	158,531
University of Texas Build America Bonds Series D	5.13	8-15-2042	215,000	292,133

				1,211,243
GO Revenue : 0.28%
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,454,569
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	123,594

				1,578,163
Miscellaneous Revenue : 0.47%
Texas Transportation Commission Highway Improvement Series A	4.63	4-1-2033	2,215,000	2,687,747

Tax Revenue : 0.06%
Texas Transportation Commission Series B	5.18	4-1-2030	250,000	311,203

Water & Sewer Revenue : 0.13%
Houston TX Combined Utility System Series E	3.97	11-15-2031	655,000	746,576

				6,534,932
Utah : 0.55%

Education Revenue : 0.55%
State Board of Regents of Utah Series 1-A (1 Month LIBOR +0.75%) ±	2.90	9-25-2056	3,118,387	3,120,725

Vermont : 0.01%

Housing Revenue : 0.01%
Vermont Housing Finance Agency	3.80	11-1-2037	30,000	34,082

Virginia : 0.13%

Education Revenue : 0.10%
University of Virginia Build America Bonds	6.20	9-1-2039	315,000	493,703
University of Virginia Revenue Bond Series C	4.18	9-1-2117	70,000	90,429

				584,132
Housing Revenue : 0.03%
Virginia Housing Development Authority	3.10	6-25-2041	153,494	155,110

				739,242

11

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value
Washington : 0.67%

GO Revenue : 0.39%
King County WA Build America Bonds Series B	6.05%	12-1-2030	$350,000	$454,115
King County WA Economic Development Taxable Bond Series C	5.03	12-1-2023	230,000	258,242
King County WA School District #210 (AGM Insured)	4.90	12-1-2022	400,000	403,308
Washington Series T	3.45	8-1-2029	1,000,000	1,098,880

				2,214,545
Tax Revenue : 0.28%
Washington Build America Bonds	5.09	8-1-2033	175,000	218,437
Washington Build America Bonds Series D	5.48	8-1-2039	1,000,000	1,374,910

				1,593,347

				3,807,892
West Virginia : 0.09%

Tax Revenue : 0.09%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	425,000	491,547

Total Municipal Obligations (Cost $39,328,543)				42,692,463

Non-Agency Mortgage-Backed Securities : 8.66%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	607,393	612,508
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	566,336
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	606,286	618,308
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	650,863
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	469,709	484,018
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	650,659
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	552,629	573,068
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	4,295,000	4,657,069
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,878,229	3,063,467
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	672,761
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	664,121
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	411,187	420,729
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	556,824
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	447,780	456,580
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	379,975
GS Mortgage Securities Trust Series 2014-GC20 Class A5	4.00	4-10-2047	4,308,000	4,649,268
GS Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,762,884
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,382,948
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	315,785	319,773
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4 ±±	3.99	1-15-2046	3,842,260	4,094,299
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	486,986
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,431,739
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	513,806	534,309
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,912,130
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	517,160
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	538,438
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	204,292	205,623

12

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25%	4-25-2056	$267,035	$265,921
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	2,450,064	2,557,197
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,706,489
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	4,291,047	4,652,850

Total Non-Agency Mortgage-Backed Securities (Cost $46,764,432)				49,045,300

U.S. Treasury Securities : 4.89%
U.S. Treasury Bond	2.88	5-15-2049	1,475,000	1,777,317
U.S. Treasury Bond	3.00	8-15-2048	2,490,000	3,058,712
U.S. Treasury Bond	3.00	2-15-2049	4,790,000	5,901,055
U.S. Treasury Bond	3.38	11-15-2048	6,165,000	8,109,383
U.S. Treasury Bond	4.25	5-15-2039	3,265,000	4,601,609
U.S. Treasury Bond	4.50	5-15-2038	2,925,000	4,214,971

Total U.S. Treasury Securities (Cost $23,523,464)				27,663,047
Yankee Corporate Bonds and Notes : 6.08%

Communication Services : 0.34%

Wireless Telecommunication Services : 0.34%
Rogers Communications Incorporated	3.63	12-15-2025	250,000	268,482
Vodafone Group plc	4.13	5-30-2025	1,500,000	1,628,204

				1,896,686
Consumer Staples : 0.15%

Household Products : 0.15%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	855,000	869,899

Energy : 0.46%

Oil, Gas & Consumable Fuels : 0.46%
BP Capital Markets plc	3.28	9-19-2027	155,000	164,293
Cenovus Energy Incorporated	4.25	4-15-2027	1,025,000	1,070,361
Petroleos Mexicanos	2.29	2-15-2024	123,750	125,268
Petroleos Mexicanos	2.83	2-15-2024	258,750	265,209
Petroleos Mexicanos	6.38	1-23-2045	1,080,000	994,950

				2,620,081
Financials : 2.82%

Banks : 1.83%
Bank of Montreal	3.30	2-5-2024	890,000	932,668
Bank of Nova Scotia	3.40	2-11-2024	970,000	1,022,247
Bank of Nova Scotia	4.50	12-16-2025	80,000	87,814
BNP Paribas SA 144A	4.40	8-14-2028	520,000	581,273
Cooperatieve Rabobank U.A. 144A	3.88	9-26-2023	300,000	320,721
Credit Suisse	3.63	9-9-2024	250,000	266,288
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	224,515
HSBC Holdings plc	3.60	5-25-2023	250,000	261,339
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	1,023,627
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,674,053
Mitsubishi UFJ Financial Group Incorporated	2.67	7-25-2022	80,000	80,967
Mitsubishi UFJ Financial Group Incorporated	3.46	3-2-2023	1,500,000	1,562,705
Mitsubishi UFJ Financial Group Incorporated	3.76	7-26-2023	350,000	370,665
Royal Bank Of Canada	2.55	7-16-2024	560,000	570,879
Royal Bank of Canada	4.65	1-27-2026	120,000	133,849
Sumitomo Mitsui Financial Group	3.94	10-16-2023	780,000	834,273
Toronto Dominion Bank	2.65	6-12-2024	370,000	379,687

				10,327,570

13

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value
Capital Markets : 0.37%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87%	1-12-2029	$1,500,000	$1,597,863
Credit Suisse Group AG (3 Month LIBOR +1.24%) 144A±	4.21	6-12-2024	450,000	476,506

				2,074,369
Consumer Finance : 0.29%
UBS Group Funding (Switzerland) AG 144A	4.25	3-23-2028	1,500,000	1,658,972

Diversified Financial Services : 0.33%
Siemens Financieringsmaatschappij NV 144A	3.13	3-16-2024	1,810,000	1,884,265

Health Care : 0.43%

Pharmaceuticals : 0.43%
Actavis Funding SCS	4.55	3-15-2035	1,200,000	1,290,885
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	140,438
Teva Pharmaceutical Finance BV	2.80	7-21-2023	900,000	758,250
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	257,943

				2,447,516
Industrials : 0.53%

Aerospace & Defense : 0.23%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,311,012

Electrical Equipment : 0.05%
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	287,525

Machinery : 0.25%
CNH Industrial NV	4.50	8-15-2023	600,000	640,602
Ingersoll-Rand Luxembourg SA	3.50	3-21-2026	700,000	734,064

				1,374,666
Information Technology : 0.42%

Software : 0.10%
Experian Finance plc 144A	4.25	2-1-2029	510,000	580,274

Technology Hardware, Storage & Peripherals : 0.32%
Seagate HDD	4.75	6-1-2023	1,725,000	1,801,117

Materials : 0.93%

Chemicals : 0.13%
Nutrien Limited	4.20	4-1-2029	680,000	759,999

Metals & Mining : 0.80%
Anglo American Capital plc 144A	4.75	4-10-2027	1,000,000	1,081,343
ArcelorMittal SA	6.13	6-1-2025	1,500,000	1,688,725
Vale Overseas Limited	6.25	8-10-2026	1,500,000	1,727,625

				4,497,693

Total Yankee Corporate Bonds and Notes (Cost $32,184,802)				34,391,644

	Yield		Shares
Short-Term Investments : 0.21%

Investment Companies : 0.21%
Securities Lending Cash Investments LLC (l)(r)(u)	2.24		900,622	900,712

14

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04%	272,980	$272,980

Total Short-Term Investments (Cost $1,173,692)				1,173,692
Total investments in securities (Cost $525,770,005)	99.47%			563,061,721
Other assets and liabilities, net	0.53			3,008,872

Total net assets	100.00%			$566,070,593

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
REIT	Real Estate Investment Trust
SBA	Small Business Authority

15

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	%
	beginning of	Shares	Shares	end of	end	of
	period	purchased	sold	period	of period	net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,121,429	7,092,890	11,313,697	900,622	$900,712
Wells Fargo Government Money Market Fund Select Class	3,089,575	42,915,183	45,731,778	272,980	272,980

					$1,173,692	0.21%

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, The Portfolio receives interest or dividends on those securities. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to The Portfolio on the next business day. In a securities lending transaction, the net asset value of The Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by The Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, The Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$176,342,575	$0	$176,342,575
Asset-backed securities	0	10,515,735	0	10,515,735
Corporate bonds and notes	0	221,237,265	0	221,237,265
Municipal obligations	0	42,692,463	0	42,692,463
Non-agency mortgage-back securities	0	49,045,300	0	49,045,300
U.S. Treasury securities	27,663,047	0	0	27,663,047
Yankee corporate bonds and notes	0	34,391,644	0	34,391,644
Short-term investments
Investment companies	1,173,692	0	0	1,173,692

Total assets	$28,836,739	$534,224,982	$0	$563,061,721

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 13.94%

Consumer Staples : 3.66%

Beverages : 0.89%
Molson Coors Brewing Company Class B	6,202	$318,535
The Coca-Cola Company	23,300	1,282,432

		1,600,967
Food & Staples Retailing : 0.76%
Costco Wholesale Corporation	1,651	486,649
Wal-Mart Stores Incorporated	7,682	877,745

		1,364,394
Food Products : 0.50%
Mondelez International Incorporated Class A	8,986	496,207
The Kraft Heinz Company	9,265	236,443
Tyson Foods Incorporated Class A	1,755	163,285

		895,935
Household Products : 1.20%
Church & Dwight Company Incorporated	5,779	461,049
The Clorox Company	1,529	241,827
The Procter & Gamble Company	12,167	1,462,838

		2,165,714
Tobacco : 0.31%
Philip Morris International Incorporated	7,829	564,393

Energy : 2.41%

Energy Equipment & Services : 0.24%
Halliburton Company	10,790	203,284
Schlumberger Limited	6,916	224,286

		427,570
Oil, Gas & Consumable Fuels : 2.17%
BP plc	20,980	775,211
Chevron Corporation	8,031	945,409
Cimarex Energy Company	5,858	250,605
Concho Resources Incorporated	5,443	398,155
EOG Resources Incorporated	9,718	720,978
Noble Energy Incorporated	14,261	322,013
Phillips 66	4,935	486,739

		3,899,110
Financials : 0.08%

Mortgage REITs : 0.08%
AGNC Investment Corporation	9,745	144,908

Materials : 3.02%

Chemicals : 0.97%
Axalta Coating Systems Limited †	11,799	340,755
Dow Incorporated	6,163	262,729
Ecolab Incorporated	1,035	213,531
Linde plc	2,990	564,841
The Sherwin-Williams Company	692	364,511

		1,746,367

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Real Return Portfolio

	Shares	Value
Construction Materials : 0.19%
Martin Marietta Materials Incorporated	1,335	$338,783

Containers & Packaging : 0.12%
Crown Holdings Incorporated †	3,397	223,658

Metals & Mining : 1.74%
Agnico Eagle Mines Limited	4,000	250,360
Alamos Gold Incorporated Class A	4,000	28,181
AngloGold Ashanti Limited ADR	2,000	45,500
B2Gold Corporation †	22,000	78,985
Barrick Gold Corporation	12,056	233,645
Detour Gold Corporation †	7,000	125,394
Endeavour Mining Corporation †	3,700	72,116
Evolution Mining Limited	23,000	80,235
Franco-Nevada Corporation	1,500	146,530
Gold Fields Limited ADR	9,000	53,460
Kinross Gold Corporation †	27,000	134,250
Kirkland Lake Gold Limited	3,100	150,739
Mag Silver Corporation †	5,000	63,805
Newcrest Mining Limited	7,400	184,391
Newmont Goldcorp Corporation	6,340	252,903
Northern Star Resources Limited	10,500	84,148
Pan American Silver Corporation	1,500	27,675
Pretium Resources Incorporated †	1,500	19,682
Royal Gold Incorporated	4,009	534,720
Semafo Incorporated †	12,000	44,615
SSR Mining Incorporated †	3,900	64,038
Steel Dynamics Incorporated	7,853	212,031
Torex Gold Resources Incorporated †	5,100	81,897
Wheaton Precious Metals Corporation	5,100	150,005

		3,119,305
Real Estate : 4.77%

Equity REITs : 4.77%
Alexandria Real Estate Equities Incorporated	2,635	394,828
American Tower Corporation	3,919	902,115
Camden Property Trust	3,043	329,405
CoreSite Realty Corporation	1,593	185,075
Equinix Incorporated	1,644	914,524
Equity Residential	3,982	337,514
Four Corners Property Trust Incorporated	11,599	330,456
Healthcare Realty Trust Incorporated	10,119	336,254
Healthcare Trust of America Incorporated Class A	7,053	200,023
Host Hotels & Resorts Incorporated	8,056	129,218
Hudson Pacific Properties Incorporated	7,456	253,504
Invitation Homes Incorporated	12,292	353,518
Mid-America Apartment Communities Incorporated	2,503	317,080
Physicians Realty Trust	2,614	45,274
Prologis Incorporated	8,131	679,914
Public Storage Incorporated	1,623	429,673
Retail Opportunity Investment Corporation	19,413	339,922
SBA Communications Corporation	2,036	534,307
Simon Property Group Incorporated	3,467	516,375
Sun Communities Incorporated	3,141	464,240
Ventas Incorporated	3,280	240,719
VICI Properties Incorporated	15,249	337,918

		8,571,856
Total Common Stocks (Cost $21,847,406)		25,062,960

2

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 13.14%

Communication Services : 2.13%

Diversified Telecommunication Services : 0.07%
Level 3 Financing Incorporated	5.38%	1-15-2024	$125,000	$127,188

Entertainment : 0.35%
Netflix Incorporated	5.38	2-1-2021	600,000	621,000

Media : 1.56%
CSC Holdings LLC	6.75	11-15-2021	125,000	135,000
DISH DBS Corporation	7.88	9-1-2019	490,000	490,000
National CineMedia LLC	6.00	4-15-2022	350,000	353,063
Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	315,000	320,513
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	105,000	106,313
Sinclair Television Group Incorporated	6.13	10-1-2022	400,000	405,500
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	650,000	661,375
TEGNA Incorporated	5.13	10-15-2019	27,000	27,030
TEGNA Incorporated	5.13	7-15-2020	305,000	306,068

				2,804,862
Wireless Telecommunication Services : 0.15%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	98,438	98,812
T-Mobile USA Incorporated	4.00	4-15-2022	175,000	180,142

				278,954
Consumer Discretionary : 2.10%

Auto Components : 0.03%
Cooper Tire & Rubber Company	8.00	12-15-2019	50,000	50,625

Distributors : 0.21%
LKQ Corporation	4.75	5-15-2023	370,000	375,088

Hotels, Restaurants & Leisure : 0.41%
MGM Resorts International	6.63	12-15-2021	200,000	217,500
MGM Resorts International	7.75	3-15-2022	130,000	145,955
NCL Corporation Limited 144A	4.75	12-15-2021	373,000	378,595

				742,050
Household Durables : 0.56%
Lennar Corporation	4.50	11-15-2019	50,000	50,030
Lennar Corporation	6.63	5-1-2020	305,000	313,174
Pulte Group Incorporated	4.25	3-1-2021	400,000	408,000
Toll Brothers Finance Corporation	5.88	2-15-2022	225,000	239,344

				1,010,548
Specialty Retail : 0.89%
Gap Incorporated	5.95	4-12-2021	310,000	322,821
Group 1 Automotive Incorporated	5.00	6-1-2022	395,000	398,950
L Brands Incorporated	6.63	4-1-2021	365,000	384,163
Penske Auto Group Incorporated	3.75	8-15-2020	385,000	385,963
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	111,441

				1,603,338
Consumer Staples : 0.50%

Food Products : 0.28%
B&G Foods Incorporated	4.63	6-1-2021	505,000	506,641

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Real Return Portfolio

	Interest rate	Maturity date	Principal	Value
Personal Products : 0.22%
Edgewell Personal Care Company	4.70%	5-19-2021	$380,000	$386,650

Energy : 1.44%

Oil, Gas & Consumable Fuels : 1.44%
Andeavor Logistics LP	5.50	10-15-2019	75,000	75,060
Antero Resources Corporation	5.38	11-1-2021	190,000	184,538
Archrock Partners LP	6.00	10-1-2022	240,000	243,828
Crestwood Midstream Partners LP	6.25	4-1-2023	210,000	213,675
DCP Midstream Operating LP 144A	5.35	3-15-2020	445,000	450,340
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	405,000	414,013
Sabine Pass Liquefaction LLC	6.25	3-15-2022	250,000	270,537
Southern Star Central Corporation 144A	5.13	7-15-2022	375,000	379,316
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	360,000	356,850

				2,588,157
Financials : 1.18%

Banks : 0.18%
CIT Group Incorporated	5.00	8-15-2022	305,000	325,157

Consumer Finance : 1.00%
Ally Financial Incorporated	3.75	11-18-2019	530,000	530,795
Ford Motor Credit Company LLC	3.34	3-18-2021	160,000	161,045
Ford Motor Credit Company LLC	5.60	1-7-2022	160,000	169,197
Navient Corporation	5.00	10-26-2020	400,000	409,500
Springleaf Finance Corporation	7.75	10-1-2021	485,000	529,863

				1,800,400
Health Care : 1.35%

Health Care Providers & Services : 1.35%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	312,000	314,340
Centene Corporation	4.75	5-15-2022	435,000	445,775
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	350,000	353,535
HCA Incorporated	7.50	2-15-2022	150,000	167,972
MEDNAX Incorporated 144A	5.25	12-1-2023	235,000	236,175
Molina Healthcare Incorporated	5.38	11-15-2022	400,000	427,516
Tenet Healthcare Corporation	4.75	6-1-2020	175,000	177,975
Tenet Healthcare Corporation	6.00	10-1-2020	290,000	301,310

				2,424,598
Industrials : 1.36%

Aerospace & Defense : 0.45%
Alcoa Incorporated	6.15	8-15-2020	350,000	361,879
Moog Incorporated 144A	5.25	12-1-2022	445,000	453,344

				815,223
Airlines : 0.44%
American Airlines Group Company 144A	5.00	6-1-2022	400,000	416,000
United Continental Holdings Incorporated	4.25	10-1-2022	360,000	370,800

				786,800
Commercial Services & Supplies : 0.12%
ADT Corporation	6.25	10-15-2021	200,000	212,500

Construction & Engineering : 0.10%
United Rentals North America Incorporated	4.63	7-15-2023	180,000	183,938

4

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates : 0.09%
General Electric Company	5.55%	5-4-2020	$165,000	$167,570

Trading Companies & Distributors : 0.16%
Aircastle Limited	5.13	3-15-2021	275,000	285,124

Information Technology : 0.94%

Electronic Equipment, Instruments & Components : 0.20%
Anixter International Incorporated	5.13	10-1-2021	350,000	365,313

Software : 0.29%
CDK Global Incorporated	3.80	10-15-2019	110,000	110,000
Symantec Corporation	4.20	9-15-2020	395,000	400,731

				510,731
Technology Hardware, Storage & Peripherals : 0.45%
EMC Corporation	2.65	6-1-2020	525,000	522,967
NCR Corporation	4.63	2-15-2021	280,000	280,028

				802,995
Materials : 1.13%

Chemicals : 0.17%
Chemours Company	6.63	5-15-2023	305,000	310,338

Containers & Packaging : 0.47%
Berry Global Incorporated	5.50	5-15-2022	70,000	71,176
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	350,000	358,313
Reynolds Group Holdings	5.75	10-15-2020	416,716	417,758

				847,247
Metals & Mining : 0.49%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	520,000	521,300
Steel Dynamics Incorporated	5.13	10-1-2021	351,000	351,979

				873,279
Real Estate : 0.58%

Equity REITs : 0.32%
CoreCivic Incorporated	4.13	4-1-2020	305,000	304,238
Equinix Incorporated	5.38	1-1-2022	195,000	199,875
SBA Communications Corporation	4.00	10-1-2022	60,000	61,050
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,284

				575,447
Real Estate Management & Development : 0.26%
Realogy Group LLC 144A	5.25	12-1-2021	70,000	68,600
Washington Prime Group Incorporated	3.85	4-1-2020	400,000	397,412

				466,012
Utilities : 0.43%

Electric Utilities : 0.06%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	102,750

5

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Real Return Portfolio

	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers : 0.37%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	$500,000	$512,325
Vistra Energy Corporation	7.63%	11-1-2024	143,000	151,656

				663,981
Total Corporate Bonds and Notes (Cost $23,441,663)				23,614,504

Loans : 3.77%

Communication Services : 0.79%

Diversified Telecommunication Services : 0.07%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.36	2-22-2024	129,470	129,524

Entertainment : 0.27%
Diamond Sports Group LLC <%%	0.00	8-24-2026	350,000	350,000
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±‡	3.88	10-31-2023	137,193	137,707

				487,707
Media : 0.21%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.70	1-25-2026	371,618	370,997

Wireless Telecommunication Services : 0.24%
SBA Senior Finance II LLC (1 Month LIBOR +2.00%) ±	4.12	4-11-2025	434,077	431,321

Consumer Discretionary : 0.25%

Auto Components : 0.11%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	4.17	3-29-2026	30,853	31,094
Belron Finance US LLC (3 Month LIBOR +2.50%) ±‡	4.71	11-7-2024	157,600	157,797

				188,891
Hotels, Restaurants & Leisure : 0.12%
Wyndham Hotels & Resorts Incorporated (1 Month LIBOR +1.75%) ±	3.86	5-30-2025	218,350	218,896

Household Products : 0.01%
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	4.61	11-8-2023	14,011	13,988

Specialty Retail : 0.01%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	4.37	7-5-2024	19,335	18,900

Consumer Staples : 0.23%

Food Products : 0.23%
Post Holdings Incorporated (1 Month LIBOR +2.00%) ±<	4.15	5-24-2024	274,403	274,365
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	4.11	1-26-2024	140,558	140,332

				414,697
Financials : 0.41%

Consumer Finance : 0.21%
TransUnion LLC (1 Month LIBOR +2.00%) ±	4.11	6-19-2025	376,200	376,403

Diversified Financial Services : 0.20%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	4.08	10-6-2023	166,667	166,845
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.40	9-23-2024	193,244	193,485

				360,330
Health Care : 0.23%

Health Care Providers & Services : 0.23%
HCA Incorporated (3 Month LIBOR +1.75%) ±	1.00	3-17-2023	369,884	370,243
Select Medical Corporation (3 Month LIBOR +2.50%) ±	4.85%	3-6-2025	49,278	48,991

				419,234

6

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials : 1.08%

Airlines : 0.04%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	3.86	4-1-2024	$68,425	$68,271
Commercial Services & Supplies : 0.49%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.39	11-10-2023	178,094	178,206
Aramark Services Incorporated (3 Month LIBOR +1.75%) ±	4.08	3-28-2024	145,322	145,104
Aramark Services Incorporated (3 Month LIBOR +1.75%) ±	4.08	3-11-2025	364,323	363,867
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.63	3-11-2021	39,165	39,084
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	3.94	10-14-2021	157,456	158,046

				884,307
Communications Equipment : 0.42%
Charter Communications Operating LLC (3 Month LIBOR +2.00%) ±	4.33	4-30-2025	579,225	580,412
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.70	1-15-2026	175,000	174,865

				755,277
Machinery : 0.13%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.83	1-31-2024	43,888	43,833
RBS Global Incorporated (1 Month LIBOR +2.00%) ±	4.11	8-21-2024	181,250	181,863

				225,696
Information Technology : 0.24%

Electronic Equipment, Instruments & Components : 0.13%
CDW LLC (1 Month LIBOR +1.75%) ±	3.87	8-17-2023	197,456	198,103
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.12	9-7-2023	40,285	40,364

				238,467
Software : 0.11%
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	4.36	4-16-2025	118,639	118,757
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	4.36	4-16-2025	80,170	80,250

				199,007
Materials : 0.42%

Chemicals : 0.41%
Ashland LLC (1 Month LIBOR +1.75%) ±	6.00	5-17-2024	250,713	250,086
Ineos US Finance LLC (2 Month LIBOR +2.00%) ±	4.26	3-31-2024	493,545	484,236

				734,322
Containers & Packaging : 0.01%
Berry Plastics Group Incorporated (1 Month LIBOR +2.00%) ±<	4.20	1-6-2021	25,572	25,572

Real Estate : 0.12%

Equity REITs : 0.12%
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	4.11	3-21-2025	220,138	220,070

Total Loans (Cost $6,808,286)				6,781,877

7

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Real Return Portfolio

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities : 67.10%
TIPS	0.13	4-15-2021	$2,080,495	$2,059,364
TIPS	0.13	1-15-2022	6,015,304	5,975,306
TIPS	0.13%	7-15-2022	2,951,862	2,947,726
TIPS	0.13	1-15-2023	5,337,946	5,325,105
TIPS	0.13	7-15-2024	4,563,324	4,598,202
TIPS	0.13	7-15-2026	3,628,067	3,669,506
TIPS	0.25	1-15-2025	5,964,473	6,035,043
TIPS	0.25	7-15-2029	1,732,457	1,781,579
TIPS	0.38	7-15-2023	4,694,571	4,753,489
TIPS	0.38	7-15-2025	6,070,612	6,217,104
TIPS	0.38	1-15-2027	3,154,779	3,237,812
TIPS	0.38	7-15-2027	3,623,208	3,739,137
TIPS	0.50	1-15-2028	3,317,944	3,452,747
TIPS	0.63	7-15-2021	4,625,718	4,651,464
TIPS	0.63	4-15-2023	4,073,477	4,134,913
TIPS	0.63	1-15-2024	4,512,081	4,621,162
TIPS	0.63	1-15-2026	5,330,957	5,532,772
TIPS	0.63	2-15-2043	2,044,484	2,169,713
TIPS	0.75	7-15-2028	2,260,363	2,417,064
TIPS	0.75	2-15-2042	2,760,413	3,019,528
TIPS	0.75	2-15-2045	2,404,038	2,622,129
TIPS	0.88	1-15-2029	877,568	949,752
TIPS	0.88	2-15-2047	2,021,510	2,284,324
TIPS	1.00	2-15-2046	2,518,940	2,913,879
TIPS	1.00	2-15-2048	1,189,392	1,389,695
TIPS	1.00	2-15-2049	707,489	834,536
TIPS	1.38	2-15-2044	2,231,193	2,766,009
TIPS	1.75	1-15-2028	2,341,528	2,677,048
TIPS	2.00	1-15-2026	2,903,873	3,264,121
TIPS	2.13	2-15-2040	1,232,556	1,690,559
TIPS	2.13	2-15-2041	1,573,273	2,180,171
TIPS	2.38	1-15-2025	3,988,518	4,481,858
TIPS	2.38	1-15-2027	2,153,006	2,524,272
TIPS	2.50	1-15-2029	2,254,959	2,775,560
TIPS	3.38	4-15-2032	909,178	1,284,040
TIPS	3.63	4-15-2028	1,829,243	2,389,882
TIPS	3.88	4-15-2029	2,399,628	3,279,093

Total U.S. Treasury Securities (Cost $114,507,706)				120,645,664
Yankee Corporate Bonds and Notes : 1.53%

Communication Services : 0.45%

Media : 0.45%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	425,000	426,233
Videotron Limited	5.00	7-15-2022	375,000	393,281

				819,514
Consumer Discretionary : 0.06%

Automobiles : 0.06%
Fiat Chrysler Automobiles NV	4.50	4-15-2020	100,000	100,875

Health Care : 0.61%

Pharmaceuticals : 0.61%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	430,000	445,179
Teva Pharmaceutical Finance BV	2.20	7-21-2021	620,000	580,475
Teva Pharmaceutical Finance BV	3.65	11-10-2021	70,000	66,588

				1,092,242
Information Technology : 0.10%

Communications Equipment : 0.10%
Nokia OYJ	3.38	6-12-2022	180,000	182,243

8

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
Materials : 0.31%

Chemicals : 0.23%
Park Aerospace Holdings Company 144A		5.25%	8-15-2022	$400,000	$422,500

Containers & Packaging : 0.08%
Ardagh Packaging Finance plc 144A		4.63	5-15-2023	135,000	138,167

Total Yankee Corporate Bonds and Notes (Cost $2,749,381)					2,755,541

		Yield		Shares
Short-Term Investments : 0.31%

Investment Companies : 0.27%
Wells Fargo Government Money Market Fund Select Class (l)(u) ##		2.04		475,314	475,314

			Maturity date	Principal
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill (z)#		1.65	9-12-2019	$75,000	74,965

Total Short-Term Investments (Cost $550,273)					550,279

Total investments in securities (Cost $169,904,715)	99.79%				179,410,825

Other assets and liabilities, net	0.21				376,536

Total net assets	100.00%				$179,787,361

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
%%	The security is purchased on a when-issued basis.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
TIPS	Treasury inflation-protected securities
REIT	Real estate investment trust

9

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	16	12-31-2019	$3,454,276	$3,457,875	$3,599	$0
Short
U.S. Ultra Bond	(6)	12-19-2019	(1,199,373)	(1,184,625)	14,748	0
5-Year U.S. Treasury Notes	(23)	12-31-2019	(2,762,975)	(2,759,461)	3,514	0
10-Year U.S. Treasury Notes	(10)	12-19-2019	(1,319,828)	(1,317,188)	2,640	0

					$24,501	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	1,202,380	1,202,380	0	$0
Wells Fargo Government Money Market Fund Select Class	2,121,643	6,828,276	8,474,605	475,314	475,314

					$475,314	0.27%

*	No longer held at the end of the period

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of August 31, 2019, the Portfolio had unfunded loan commitments of $560,508.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$6,591,403	$0	$0	$6,591,403
Energy	4,326,680	0	0	4,326,680
Financials	144,908	0	0	144,908
Materials	5,428,113	0	0	5,428,113

Real estate	8,571,856	0	0	8,571,856
Corporate bonds and notes	0	23,614,504	0	23,614,504
Loans	0	6,423,640	358,237	6,781,877
U.S. Treasury securities	120,645,664	0	0	120,645,664
Yankee corporate bonds and notes	0	2,755,541	0	2,755,541
Short-term investments
Investment companies	475,314	0	0	475,314
U.S. Treasury securities	74,965	0	0	74,965

	146,258,903	32,793,685	358,237	179,410,825
Futures contracts	24,501	0	0	24,501

Total assets	$146,283,404	$32,793,685	$358,237	$179,435,326

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended August 31, 2019, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.00%

Communication Services : 0.37%

Entertainment : 0.37%
Lions Gate Entertainment Class B	775,726	$6,469,555

Consumer Discretionary : 10.51%

Auto Components : 1.01%
Fox Factory Holding Corporation †	243,782	17,562,055

Diversified Consumer Services : 1.39%
Houghton Mifflin Harcourt Company †	1,194,373	7,106,519
Strategic Education Incorporated	101,006	17,093,245

		24,199,764
Hotels, Restaurants & Leisure : 3.34%
Dave & Buster’s Entertainment Incorporated «	190,880	8,217,384
Eldorado Resorts Incorporated †«	502,342	19,345,190
Extended Stay America Incorporated	1,048,179	14,726,915
International Game Technology «	1,334,509	15,987,418

		58,276,907
Household Durables : 0.99%
Skyline Champion Corporation †	618,166	17,308,648

Leisure Products : 0.57%
Callaway Golf Company	565,314	10,039,977

Specialty Retail : 2.67%
Burlington Stores Incorporated †	89,516	18,126,095
Children’s Place Retail Stores Incorporated «	180,588	15,756,303
Monro Muffler Brake Incorporated	164,715	12,801,650

		46,684,048
Textiles, Apparel & Luxury Goods : 0.54%
G-III Apparel Group Limited †	459,519	9,424,735

Consumer Staples : 1.44%

Food & Staples Retailing : 1.44%
Performance Food Group Company †	538,356	25,189,677

Energy : 1.28%

Oil, Gas & Consumable Fuels : 1.28%
GasLog Limited	749,293	9,216,304
Parsley Energy Incorporated Class A †	735,615	13,174,865

		22,391,169
Financials : 10.22%

Banks : 1.46%
SVB Financial Group †	79,805	15,531,649
Triumph Bancorp Incorporated †	333,006	9,986,850

		25,518,499
Capital Markets : 4.24%
Evercore Partners Incorporated Class A	314,966	25,121,688
Focus Financial Partners Class A †	225,689	4,631,138
Stifel Financial Corporation	393,629	21,027,661
VIRTU Financial Incorporated Class A «	512,906	9,642,633
Virtus Investment Partners Incorporated	127,939	13,649,812

		74,072,932

1

Portfolio of investment — August 31, 2019 (unaudited)	Wells Fargo Small Company Growth Portfolio

	Shares	Value
Consumer Finance : 0.95%
FirstCash Financial Services Incorporated	167,059	$16,493,735

Insurance : 1.96%
Argo Group International Holdings Limited	317,360	20,856,899
Goosehead Insurance Incorporated Class A «	288,109	13,322,160

		34,179,059
Thrifts & Mortgage Finance : 1.61%
Essent Group Limited	577,764	28,021,554

Health Care : 24.57%

Biotechnology : 7.60%
ACADIA Pharmaceuticals Incorporated †	369,329	10,215,640
Alnylam Pharmaceuticals Incorporated †	144,140	11,630,657
CareDx Incorporated †	446,571	10,190,750
Emergent BioSolutions Incorporated †	249,980	10,949,124
Flexion Therapeutics Incorporated †«	584,332	7,695,652
Galapagos NV †«	54,414	9,150,802
Immunomedics Incorporated †	646,325	8,272,960
Intercept Pharmaceuticals Incorporated †«	113,046	7,255,292
Invitae Corporation †	473,133	11,478,207
Ionis Pharmaceuticals Incorporated †	144,519	9,135,046
Iovance Biotherapeutics Incorporated †	458,608	9,635,354
Ironwood Pharmaceuticals Incorporated «	953,262	8,874,869
Momenta Pharmaceuticals Incorporated †	622,893	7,867,139
Portola Pharmaceuticals Incorporated †«	356,528	10,360,704

		132,712,196
Health Care Equipment & Supplies : 6.87%
Atricure Incorporated †	542,870	14,869,209
Axogen Incorporated †	479,102	7,593,767
Cerus Corporation †	1,509,847	8,107,878
DexCom Incorporated †	127,589	21,895,548
Glaukos Corporation †	259,156	16,666,322
Merit Medical Systems Incorporated †	302,679	10,527,176
Novocure Limited †	103,682	9,420,547
Tactile Systems Technology Class I †	359,596	18,138,022
Wright Medical Group NV †	605,815	12,631,243

		119,849,712
Health Care Providers & Services : 2.48%
AMN Healthcare Services Incorporated †	296,512	17,316,301
HealthEquity Incorporated †	170,757	10,136,136
PetIQ Incorporated †«	499,364	15,809,864

		43,262,301
Health Care Technology : 3.99%
Allscripts Healthcare Solutions Incorporated †	1,032,989	9,379,540
Evolent Health Incorporated Class A †	1,261,814	8,668,662
Omnicell Incorporated †	200,342	14,384,556
Tabula Rasa Healthcare Incorporated †«	207,653	11,794,690
Teladoc Incorporated †«	313,196	18,127,784
Vocera Communications Incorporated †	312,779	7,178,278

		69,533,510

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Life Sciences Tools & Services : 3.09%
ICON plc ADR †	180,728	$27,866,450
Syneos Health Incorporated †	496,222	26,066,542

		53,932,992
Pharmaceuticals : 0.54%
Pacira Pharmaceuticals Incorporated †	254,825	9,489,683

Industrials : 19.86%

Aerospace & Defense : 1.91%
AAR Corporation	303,708	13,047,296
Kratos Defense & Security Solutions Incorporated †	1,013,518	20,239,954

		33,287,250
Air Freight & Logistics : 0.70%
Hub Group Incorporated Class A †	284,360	12,244,542

Building Products : 2.09%
A.O. Smith Corporation	314,412	14,626,446
Masonite International Corporation †	198,453	10,595,406
PGT Incorporated †	702,033	11,232,528

		36,454,380
Commercial Services & Supplies : 1.29%
IAA Incorporated †	287,933	14,065,527
KAR Auction Services Incorporated	319,925	8,497,208

		22,562,735
Construction & Engineering : 1.16%
Dycom Industries Incorporated †	173,911	7,739,040
Granite Construction Incorporated	441,437	12,554,468

		20,293,508
Electrical Equipment : 1.52%
Atkore International Incorporated †	486,983	14,127,377
GrafTech International Limited «	1,022,766	12,467,518

		26,594,895
Machinery : 6.12%
AGCO Corporation	208,036	14,379,448
Chart Industries Incorporated †	190,255	11,955,624
Circor International Incorporated †	361,922	12,439,259
Gardner Denver Holdings Incorporated †	635,759	18,233,568
SPX Corporation †	621,298	23,578,259
Wabash National Corporation	741,727	10,117,156
Woodward Governor Company	148,460	16,011,411

		106,714,725
Professional Services : 2.32%
ASGN Incorporated †	377,841	23,603,727
ICF International Incorporated	199,760	16,911,682

		40,515,409
Road & Rail : 2.75%
Genesee & Wyoming Incorporated Class A †	175,978	19,512,441
Knight-Swift Transportation Holdings Incorporated	389,329	13,291,692
Schneider National Incorporated Class B	782,216	15,206,279

		48,010,412

3

Portfolio of investment — August 31, 2019 (unaudited)	Wells Fargo Small Company Growth Portfolio

	Shares	Value
Information Technology : 25.35%

Communications Equipment : 2.70%
Ciena Corporation †	587,502	$24,046,457
Lumentum Holdings Incorporated †	414,783	23,128,300

		47,174,757
Electronic Equipment, Instruments & Components : 0.75%
Tech Data Corporation †	140,667	13,044,051

IT Services : 4.30%
Black Knight Incorporated †	279,720	17,412,570
LiveRamp Holdings Incorporated †	512,470	21,708,229
Verra Mobility Corporation †	974,761	13,568,673
WEX Incorporated †	109,308	22,358,951

		75,048,423
Semiconductors & Semiconductor Equipment : 4.86%
Cabot Microelectronics Corporation	136,862	17,059,848
Cypress Semiconductor Corporation	897,723	20,656,606
FormFactor Incorporated †	623,397	10,653,855
Nanometrics Incorporated †	342,599	9,349,527
Silicon Motion Technology Corporation ADR	289,370	9,337,970
Teradyne Incorporated	335,338	17,762,854

		84,820,660
Software : 12.74%
Benefitfocus Incorporated †	308,674	8,062,565
Box Incorporated Class A †	956,743	13,997,150
Carbon Black Incorporated †	601,502	15,699,202
Cornerstone OnDemand Incorporated †	404,809	21,118,886
CyberArk Software Limited †	152,830	17,168,922
Mimecast Limited †	297,470	12,175,447
New Relic Incorporated †	92,665	5,313,411
Nuance Communications Incorporated †	1,058,067	17,786,106
PTC Incorporated †	313,802	20,544,617
RealPage Incorporated †	457,153	29,106,932
SS&C Technologies Holdings Incorporated	539,537	25,147,820
Talend SA ADR †	167,779	6,826,928
Zendesk Incorporated †	230,053	18,450,251
Zuora Incorporated †«	721,286	10,855,354

		222,253,591
Materials : 3.49%

Chemicals : 1.39%
Element Solutions Incorporated †	1,467,967	13,696,132
Orion Engineered Carbons SA	754,820	10,499,546

		24,195,678
Construction Materials : 0.61%
US Concrete Incorporated †	262,097	10,620,170

Metals & Mining : 0.60%
Steel Dynamics Incorporated	385,317	10,403,559

Paper & Forest Products : 0.89%
Boise Cascade Company	497,345	15,616,633

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

				Shares	Value
Real Estate : 0.91%

Equity REITs : 0.91%
QTS Realty Trust Incorporated Class A				324,874	$15,938,320

Total Common Stocks (Cost $1,359,735,408)					1,710,406,406

			Expiration date
Rights : 0.00%

Communication Services : 0.00%

Media : 0.00%
Media General Incorporated †(a)			12-31-2020	347,897	0

Total Rights (Cost $0)					0

		Yield
Short-Term Investments : 9.99%

Investment Companies : 9.99%
Securities Lending Cash Investments LLC (l)(r)(u)		2.24%		138,912,173	138,926,065
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.04		35,465,830	35,465,830

Total Short-Term Investments (Cost $174,385,931)					174,391,895

Total investments in securities (Cost $1,534,121,339)	107.99%				1,884,798,301

Other assets and liabilities, net	(7.99)				(139,425,646)

Total net assets	100.00%				$1,745,372,655

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	117,789,132	211,672,029	190,548,988	138,912,173	$138,926,065
Wells Fargo Government Money Market Fund Select Class	77,449,512	139,982,662	181,966,344	35,465,830	35,465,830

					$174,391,895	9.99%

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$6,469,555	$0	$0	$6,469,555
Consumer discretionary	183,496,134	0	0	183,496,134
Consumer staples	25,189,677	0	0	25,189,677
Energy	22,391,169	0	0	22,391,169
Financials	178,285,779	0	0	178,285,779
Health care	428,780,394	0	0	428,780,394
Industrials	346,677,856	0	0	346,677,856
Information technology	442,341,482	0	0	442,341,482
Materials	60,836,040	0	0	60,836,040
Real estate	15,938,320	0	0	15,938,320
Rights
Communication Services	0	0	0	0
Short-term investments
Investment companies	174,391,895	0	0	174,391,895

Total assets	$1,884,798,301	$0	$0	$1,884,798,301

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.04%

Consumer Discretionary : 9.69%

Diversified Consumer Services : 1.30%
Collectors Universe Incorporated	35,715	$925,733
Weight Watchers International Incorporated †	22,744	682,093

		1,607,826
Hotels, Restaurants & Leisure : 0.56%
Dine Brands Global Incorporated	9,936	700,985

Household Durables : 2.15%
Cavco Industries Incorporated †	5,044	925,423
Helen of Troy Limited †	7,183	1,102,662
Hooker Furniture Corporation	35,533	634,619

		2,662,704
Internet & Direct Marketing Retail : 0.84%
Stamps.com Incorporated †	16,114	1,037,097

Leisure Products : 1.45%
Johnson Outdoors Incorporated Class A	14,440	808,640
Malibu Boats Incorporated Class A †	35,754	994,676

		1,803,316
Specialty Retail : 1.53%
Dick’s Sporting Goods Incorporated	19,002	646,828
Shoe Carnival Incorporated «	40,585	1,247,583

		1,894,411
Textiles, Apparel & Luxury Goods : 1.86%
Carter’s Incorporated	10,174	930,718
Charles & Colvard Limited †	146,201	188,599
Rocky Brands Incorporated	40,538	1,181,277

		2,300,594
Consumer Staples : 3.86%

Food & Staples Retailing : 1.05%
Ingles Markets Incorporated Class A	33,498	1,302,402

Food Products : 2.01%
Cal-Maine Foods Incorporated	19,174	777,314
Hostess Brands Incorporated †	69,666	976,717
Sanderson Farms Incorporated	4,912	734,933

		2,488,964
Household Products : 0.80%
Central Garden & Pet Company †«	25,413	671,411
Spectrum Brands Holdings Incorporated	5,749	321,197

		992,608
Energy : 5.08%

Energy Equipment & Services : 1.59%
Helix Energy Solutions Group Incorporated †	25,759	186,495
Newpark Resources Incorporated †	146,228	966,567
Patterson-UTI Energy Incorporated	71,562	619,011
Tidewater Incorporated †	13,067	205,936

		1,978,009

1

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Small Company Value Portfolio

	Shares	Value
Oil, Gas & Consumable Fuels : 3.49%
Bonanza Creek Energy Incorporated †	7,139	$161,056
Callon Petroleum Company †«	181,221	744,818
QEP Resources Incorporated	101,758	362,258
Southwestern Energy Company †	186,469	294,621
SRC Energy Incorporated †	71,642	359,643
Targa Resources Corporation	22,879	826,389
Teekay Tankers Limited Class A †	499,042	553,937
W&T Offshore Incorporated †	232,519	1,018,433

		4,321,155
Financials : 26.73%

Banks : 15.23%
Ameris Bancorp	33,471	1,177,844
Banc of California Incorporated	22,725	331,103
Banner Corporation	23,050	1,242,626
Customers Bancorp Incorporated †	60,469	1,142,259
FB Financial Corporation	35,761	1,282,747
First Foundation Incorporated	46,153	644,296
First Interstate BancSystem Class A	32,364	1,262,196
Great Southern Bancorp Incorporated	24,073	1,356,273
Heritage Financial Corporation	45,750	1,197,735
Independent Bank Corporation	58,262	1,132,031
Midland States Bancorp Incorporated	49,119	1,265,797
OFG Bancorp	53,470	1,097,204
Orrstown Financial Services Incorporated	21,729	463,697
Popular Incorporated	14,573	766,103
Triumph Bancorp Incorporated †	22,228	666,618
Umpqua Holdings Corporation	79,415	1,247,610
Univest Corporation of Pennsylvania	53,265	1,348,137
Western Alliance Bancorp †	28,777	1,249,497

		18,873,773
Capital Markets : 2.04%
Blucora Incorporated †	14,112	318,649
Och Ziff Capital Management Group Incorporated «	43,714	983,565
Piper Jaffray Companies Incorporated	16,859	1,226,661

		2,528,875
Consumer Finance : 0.18%
Green Dot Corporation Class A †	7,141	218,372

Insurance : 2.86%
American Equity Investment Life Holding Company	19,931	429,513
FBL Financial Group Incorporated	16,832	912,799
National General Holdings Corporation	42,104	992,812
State Auto Financial Corporation	37,933	1,212,718

		3,547,842
Mortgage REITs : 3.60%
Invesco Mortgage Capital Incorporated	77,596	1,166,268
MFA Financial Incorporated	168,733	1,209,816
New York Mortgage Trust Incorporated	195,673	1,203,389
Redwood Trust Incorporated	53,190	882,954

		4,462,427

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Thrifts & Mortgage Finance : 2.82%
Homestreet Incorporated †	44,616	$1,176,524
OceanFirst Financial Corporation	46,203	971,187
Walker & Dunlop Incorporated	24,037	1,342,707

		3,490,418
Health Care : 6.33%

Health Care Equipment & Supplies : 0.56%
Fonar Corporation †	12,098	291,562
Lantheus Holdings Incorporated †	18,666	406,172

		697,734
Health Care Providers & Services : 3.66%
American Renal Associates Holdings †	17,039	105,642
AMN Healthcare Services Incorporated †	17,677	1,032,337
Brookdale Senior Living Incorporated †	58,594	479,299
Ensign Group Incorporated	10,891	543,461
Hanger Incorporated †	46,822	883,999
Healthcare Services Group Incorporated	17,067	384,861
LHC Group Incorporated †	4,100	485,850
Option Care Health Incorporated †	165,092	577,822
Tenet Healthcare Corporation †	1,783	38,602

		4,531,873
Pharmaceuticals : 2.11%
Akorn Incorporated †	54,945	158,791
ANI Pharmaceuticals Incorporated †	12,281	804,406
Lannett Company Incorporated †«	48,806	502,702
Prestige Consumer Healthcare Incorporated †	36,143	1,152,239

		2,618,138
Industrials : 19.78%

Aerospace & Defense : 0.72%
Ducommun Incorporated †	21,728	894,759

Building Products : 1.36%
CSW Industrials Incorporated	12,380	844,440
Patrick Industries Incorporated †	23,377	844,845

		1,689,285
Commercial Services & Supplies : 2.14%
ABM Industries Incorporated	31,198	1,162,437
Ceco Environmental Corporation †	50,397	350,259
Ennis Incorporated	56,657	1,139,372

		2,652,068
Construction & Engineering : 1.39%
Comfort Systems Incorporated	17,626	681,421
MYR Group Incorporated †	23,943	686,446
Sterling Construction Company Incorporated †	31,569	353,257

		1,721,124
Electrical Equipment : 1.93%
Encore Wire Corporation	21,078	1,138,001
Generac Holdings Incorporated †	16,030	1,250,180

		2,388,181

3

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Small Company Value Portfolio

	Shares	Value
Machinery : 4.60%
Columbus McKinnon Corporation	32,130	$1,040,048
Federal Signal Corporation	38,008	1,129,218
Kadant Incorporated	10,159	835,984
Miller Industries Incorporated	33,154	1,037,389
Mueller Water Products Incorporated Class A	11,793	123,355
NN Incorporated	35,752	229,528
Spartan Motors Incorporated	102,895	1,297,506

		5,693,028
Marine : 1.07%
Seaspan Corporation «	127,439	1,322,817

Professional Services : 3.40%
Barrett Business Services Incorporated	8,542	744,264
CBIZ Incorporated †	53,537	1,196,017
Kelly Services Incorporated Class A	45,675	1,105,792
Korn/Ferry International	29,833	1,165,874

		4,211,947
Road & Rail : 0.24%
Arcbest Corporation	10,114	299,476

Trading Companies & Distributors : 2.93%
BMC Stock Holdings Incorporated †	27,155	690,552
CAI International Incorporated †	43,758	926,794
DXP Enterprises Incorporated †	33,871	1,099,114
Fly Leasing Limited ADR †	44,433	918,874

		3,635,334
Information Technology : 11.96%

Communications Equipment : 1.45%
Comtech Telecommunications Corporation	29,846	798,381
Inseego Corporation †«	12,716	56,459
Lumentum Holdings Incorporated †	16,788	936,099

		1,790,939
Electronic Equipment, Instruments & Components : 3.43%
Eplus Incorporated †	13,780	1,126,102
Insight Enterprises Incorporated †	20,091	965,573
Methode Electronics Incorporated	4,701	149,210
Napco Security Technologies Incorporated †	17,239	594,401
PC Connection Incorporated	31,114	1,096,146
Vishay Precision Group †	10,067	314,594

		4,246,026
IT Services : 1.68%
Conduent Incorporated †	110,027	716,276
Hackett Group Incorporated	33,185	535,274
TTEC Holdings Incorporated	17,773	833,731

		2,085,281
Semiconductors & Semiconductor Equipment : 2.95%
Diodes Incorporated †	26,522	969,379
Entegris Incorporated	15,205	651,230
FormFactor Incorporated †	59,016	1,008,583
Ichor Holdings Limited †	27,387	582,248
Rudolph Technologies Incorporated †	20,345	447,387

		3,658,827

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2019 (unaudited)

	Shares	Value
Software : 1.76%
American Software Incorporated Class A	39,398	$620,912
GlobalSCAPE Incorporated	33,164	398,300
Nuance Communications Incorporated †	68,900	1,158,209

		2,177,421
Technology Hardware, Storage & Peripherals : 0.69%
NCR Corporation †	27,325	861,011

Materials : 4.98%

Chemicals : 1.44%
Hawkins Incorporated	7,787	345,353
Intrepid Potash Incorporated Intrepid Potash Inc†	50,407	149,709
Stepan Company	13,474	1,285,285

		1,780,347
Construction Materials : 0.71%
Eagle Materials Incorporated	10,496	883,658

Containers & Packaging : 0.76%
Silgan Holdings Incorporated	20,804	619,127
UFP Technologies Incorporated †	7,630	318,781

		937,908
Metals & Mining : 1.97%
Kaiser Aluminum Corporation	13,259	1,172,493
Schnitzer Steel Industries Incorporated Class A	52,065	1,152,719
SSR Mining Incorporated †	7,400	121,508

		2,446,720
Paper & Forest Products : 0.10%
PH Glatfelter Company	8,972	129,017

Real Estate : 5.79%

Equity REITs : 5.23%
Armada Hoffler Properties Incorporated	68,635	1,190,131
Global Medical REIT Incorporated	81,173	887,221
Independence Realty Trust Incorporated	85,378	1,187,608
One Liberty Properties Incorporated	41,616	1,114,476
Outfront Media Incorporated	44,442	1,221,266
PotlatchDeltic Corporation	22,765	875,997

		6,476,699
Real Estate Management & Development : 0.56%
Marcus & Millichap Incorporated †	19,306	696,560

Utilities : 4.84%

Electric Utilities : 2.16%
Hawaiian Electric Industries Incorporated	24,056	1,068,086
IDACORP Incorporated	3,943	432,981
Otter Tail Corporation	23,320	1,180,458

		2,681,525
Gas Utilities : 1.21%
National Fuel Gas Company	8,211	383,782
Northwest Natural Holding Company	15,639	1,115,999

		1,499,781

5

Portfolio of investments — August 31, 2019 (unaudited)	Wells Fargo Small Company Value Portfolio

			Shares	Value
Multi-Utilities : 0.96%
MDU Resources Group Incorporated			44,432	$1,194,776

Water Utilities : 0.51%
Artesian Resources Corporation Class A			17,289	629,320

Total Common Stocks (Cost $122,635,053)				122,743,358

Exchange-Traded Funds : 0.39%
iShares Russell 2000 Index ETF			3,269	486,558

Total Exchange-Traded Funds (Cost $488,513)				486,558

		Yield
Short-Term Investments : 3.42%

Investment Companies : 3.42%
Securities Lending Cash Investments LLC (l)(r)(u)		2.24	3,611,463	3,611,824
Wells Fargo Government Money Market Fund Select Class (u)(l)		2.04	620,649	620,649

Total Short-Term Investments (Cost $4,232,293)				4,232,473

Total investments in securities (Cost $127,355,859)	102.85%			127,462,389

Other assets and liabilities, net	(2.85)			(3,535,904)

Total net assets	100.00%			$123,926,485

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate invest

6

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,006,789	12,864,781	11,260,107	3,611,463	$3,611,824
Wells Fargo Government Money Market Fund Select Class	718,186	6,997,480	7,095,017	620,649	620,649

					$4,232,473	3.42%

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$12,006,933	$0	$0	$12,006,933
Consumer staples	4,783,974	0	0	4,783,974
Energy	6,299,164	0	0	6,299,164
Financials	33,121,707	0	0	33,121,707
Health care	7,847,745	0	0	7,847,745
Industrials	24,508,019	0	0	24,508,019
Information technology	14,819,505	0	0	14,819,505
Materials	6,177,650	0	0	6,177,650
Real estate	7,173,259	0	0	7,173,259
Utilities	6,005,402	0	0	6,005,402
Exchange-traded funds	486,558	0	0	486,558
Short-term investments
Investment companies	4,232,473	0	0	4,232,473

Total assets	$127,462,389	$0	$0	$127,462,389

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended August 31, 2019, the Portfolio did not have any transfers into/out of Level 3.